USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Aggressive Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (11.5%):
Alphabet, Inc. Class C (a)	56,296	$166,941
Meta Platforms, Inc. Class A (a)	142,075	45,971
Netflix, Inc. (a)	40,480	27,944
Snap, Inc. Class A (a)	334,557	17,591
Twitter, Inc. (a)	282,540	15,127
		273,574
Consumer Discretionary (20.4%):
Airbnb, Inc. Class A (a)	138,210	23,587
Amazon.com, Inc. (a)	41,122	138,681
Aptiv PLC (a)	205,948	35,606
Burlington Stores, Inc. (a)	116,019	32,055
Caesars Entertainment, Inc. (a)	168,226	18,414
Chipotle Mexican Grill, Inc. (a)	8,458	15,047
Lululemon Athletica, Inc. (a)	129,660	60,423
NIKE, Inc. Class B	202,168	33,821
O'Reilly Automotive, Inc. (a)	31,539	19,627
Target Corp. (a)	70,205	18,227
Tesla, Inc. (a)	56,416	62,847
The Home Depot, Inc.	78,331	29,119
		487,454
Consumer Staples (1.2%):
Constellation Brands, Inc. Class A	63,289	13,722
Freshpet, Inc. (a)	94,222	14,690
		28,412
Energy (0.4%):
Diamondback Energy, Inc.	99,353	10,650

Financials (2.0%):
LPL Financial Holdings, Inc.	80,725	13,241
MSCI, Inc.	52,514	34,915
		48,156
Health Care (11.8%):
Align Technology, Inc. (a)	67,879	42,382
Avantor, Inc. (a)	295,689	11,940
Charles River Laboratories International, Inc. (a)	42,155	18,914
DexCom, Inc. (a)	18,767	11,696
Horizon Therapeutics PLC (a)	86,382	10,358
Jazz Pharmaceuticals PLC (a)	101,580	13,514
Masimo Corp. (a)	97,474	27,638
TG Therapeutics, Inc. (a)	162,729	5,080
Thermo Fisher Scientific, Inc.	62,359	39,478
Veeva Systems, Inc. Class A (a)	95,409	30,246
West Pharmaceutical Services, Inc.	39,319	16,902
Zoetis, Inc.	241,962	52,312
		280,460
Industrials (6.9%):
Carrier Global Corp.	234,716	12,259
CoStar Group, Inc. (a)	247,388	21,288
Generac Holdings, Inc. (a)	118,703	59,181
IDEX Corp.	70,919	15,784
IHS Markit Ltd.	85,858	11,223
Kornit Digital Ltd. (a)	74,167	12,407

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Aggressive Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Uber Technologies, Inc. (a)	710,180	$31,120
		163,262
IT Services (12.7%):
EPAM Systems, Inc. (a)	69,436	46,747
Gartner, Inc. (a)	40,520	13,449
PayPal Holdings, Inc. (a)	277,797	64,613
Shopify, Inc. Class A (a)	19,221	28,192
Square, Inc. Class A (a)	47,319	12,043
Twilio, Inc. Class A (a)	173,145	50,447
Visa, Inc. Class A	391,256	82,856
		298,347
Real Estate (0.3%):
SBA Communications Corp.	23,446	8,097

Semiconductors & Semiconductor Equipment (7.9%):
Advanced Micro Devices, Inc. (a)	165,985	19,956
Lam Research Corp.	32,520	18,327
Marvell Technology, Inc.	211,306	14,474
NVIDIA Corp.	480,351	122,812
STMicroelectronics NV, NYS (a)(b)	262,506	12,506
		188,075
Software (19.7%):
Adobe, Inc. (a)	69,777	45,380
Autodesk, Inc. (a)	58,350	18,533
Cadence Design Systems, Inc. (a)	152,741	26,441
Crowdstrike Holdings, Inc. Class A (a)	66,138	18,638
Fair Isaac Corp. (a)	28,240	11,245
Microsoft Corp.	507,092	168,162
Palo Alto Networks, Inc. (a)	29,836	15,189
RingCentral, Inc. Class A (a)	75,376	18,375
ServiceNow, Inc. (a)	116,123	81,026
Synopsys, Inc. (a)	51,275	17,084
The Trade Desk, Inc. Class A (a)	397,162	29,751
Workday, Inc. Class A (a)	53,032	15,378
		465,202
Technology Hardware, Storage & Peripherals (3.9%):
Apple, Inc.	624,708	93,581
Total Common Stocks (Cost $1,216,635)		2,345,270

Collateral for Securities Loaned^ (0.5%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	12,863,367	12,863
Total Collateral for Securities Loaned (Cost $12,863)		12,863
Total Investments (Cost $1,229,498) — 99.2%		2,358,133
Other assets in excess of liabilities — 0.8%		18,542
NET ASSETS - 100.00%		$2,376,675

At October 31, 2021, the Fund's investments in foreign securities were 7.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on October 31, 2021.

NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Australia (1.6%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. (a)	71,737	$2,544

Energy (0.1%):
Santos Ltd.	60,075	315
Woodside Petroleum Ltd.	22,173	388
		703
Financials (0.4%):
Australia & New Zealand Banking Group Ltd. (a)	31,918	679
Macquarie Group Ltd.	15,280	2,254
National Australia Bank Ltd. (a)	21,628	470
		3,403
Health Care (0.3%):
CSL Ltd.	10,950	2,491
Sonic Healthcare Ltd.	14,227	431
		2,922
Materials (0.3%):
BHP Group Ltd.	83,325	2,288
Rio Tinto Ltd.	10,592	726
		3,014
Real Estate (0.2%):
Charter Hall Group	37,075	486
Scentre Group	573,479	1,308
Stockland	103,632	357
		2,151
		14,737
Austria (0.0%):(b)
Financials (0.0%):
Raiffeisen Bank International AG	8,773	256

Belgium (0.3%):
Financials (0.1%):
KBC Group NV (a)	4,745	442

Information Technology (0.2%):
Melexis NV	14,214	1,639

Materials (0.0%):(b)
Titan Cement International SA	21,754	378
		2,459
Brazil (0.3%):
Consumer Discretionary (0.0%):(b)
Vibra Energia SA	61,400	228

Consumer Staples (0.1%):
Sendas Distribuidora SA	132,491	359
SLC Agricola SA	46,400	358
		717
Financials (0.1%):
Banco ABC Brasil SA Preference Shares	123,600	333

Health Care (0.0%):(b)
Blau Farmaceutica SA	36,149	242

Industrials (0.1%):
Randon SA Implementos e Participacoes Preference Shares	181,700	327

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SIMPAR SA	131,416	$239
		566
Materials (0.0%):(b)
Dexco SA	99,300	273

Utilities (0.0%):(b)
Neoenergia SA	65,500	180
		2,539
Canada (2.0%):
Consumer Staples (0.2%):
Alimentation Couche-Tard, Inc. Class B	47,034	1,764

Energy (0.2%):
Canacol Energy Ltd. (c)	80,136	251
Parex Resources, Inc.	89,257	1,734
		1,985
Financials (0.8%):
Manulife Financial Corp. (a)	122,215	2,381
National Bank of Canada	25,845	2,140
The Toronto-Dominion Bank	37,103	2,694
		7,215
Industrials (0.3%):
Canadian Pacific Railway Ltd. (a)	32,964	2,552

Information Technology (0.3%):
Constellation Software, Inc.	1,725	3,032

Materials (0.2%):
Kirkland Lake Gold Ltd.	31,594	1,332
		17,880
Chile (0.1%):
Industrials (0.0%):(b)
Quinenco SA	133,664	252

Materials (0.1%):
CAP SA	27,906	276
		528
China (0.5%):
Communication Services (0.1%):
Tencent Holdings Ltd.	11,600	706

Consumer Discretionary (0.1%):
China Meidong Auto Holdings Ltd.	100,000	517
Jiumaojiu International Holdings Ltd. (d)	140,000	351
Minth Group Ltd.	60,000	238
		1,106
Consumer Staples (0.0%):(b)
Chlitina Holding Ltd.	39,000	335

Financials (0.0%):(b)
Finvolution Group, ADR	52,612	322

Health Care (0.1%):
Amoy Diagnostics Co. Ltd. Class A	21,200	268
China Resources Medical Holdings Co. Ltd.	264,500	185
		453
Industrials (0.1%):
Binjiang Service Group Co. Ltd.	88,500	241
S-Enjoy Service Group Co. Ltd.	101,000	196
Xinte Energy Co. Ltd.	104,400	334

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	48,800	$35
		806
Information Technology (0.1%):
Chinasoft International Ltd.	262,000	438
WUS Printed Circuit Kunshan Co. Ltd. Class A	168,740	270
		708
Utilities (0.0%):(b)
China Tian Lun Gas Holdings Ltd.	338,500	313
		4,749
Denmark (0.5%):
Consumer Discretionary (0.0%):(b)
Pandora A/S	2,797	391

Consumer Staples (0.3%):
Carlsberg A/S Class B	3,848	636
Royal Unibrew A/S	15,626	1,941
		2,577
Health Care (0.1%):
Novo Nordisk A/S Class B	8,414	923

Industrials (0.1%):
AP Moller - Maersk A/S Class B	241	699

Utilities (0.0%):(b)
Orsted A/S (d)	2,217	313
		4,903
Finland (0.1%):
Industrials (0.1%):
Metso Outotec Oyj	53,185	534

France (2.7%):
Communication Services (0.0%):(b)
Publicis Groupe SA	8,631	579

Consumer Discretionary (0.9%):
Kering SA	442	332
La Francaise des Jeux SAEM	33,574	1,743
LVMH Moet Hennessy Louis Vuitton SE (a)	7,679	6,021
		8,096
Consumer Staples (0.1%):
Pernod Ricard SA (a)	2,858	658

Energy (0.2%):
Gaztransport Et Technigaz SA	8,467	700
TotalEnergies SE	16,067	804
		1,504
Financials (0.2%):
Amundi SA (d)	3,509	313
AXA SA	23,429	681
BNP Paribas SA (c)	10,322	691
		1,685
Health Care (0.1%):
Sanofi	6,512	654
Sartorius Stedim Biotech	634	349
		1,003
Industrials (0.4%):
Cie de Saint-Gobain	10,622	733
Eiffage SA	3,523	363

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Safran SA	16,663	$2,242
Teleperformance	1,137	475
		3,813
Information Technology (0.5%):
Capgemini SE	18,926	4,413

Materials (0.3%):
Arkema SA	20,779	2,842
		24,593
Germany (1.9%):
Communication Services (0.1%):
Deutsche Telekom AG (a)	41,777	777

Consumer Discretionary (0.4%):
Volkswagen AG Preference Shares	15,044	3,376

Financials (0.4%):
Allianz SE Registered Shares	14,851	3,448
Hannover Rueck SE	1,589	290
Muenchener Rueckversicherungs-Gesellschaft AG Class R	937	278
		4,016
Health Care (0.1%):
Merck KGaA	3,443	814

Industrials (0.1%):
Deutsche Post AG Registered Shares	14,257	882
Siemens AG Registered Shares (a)	2,731	444
		1,326
Information Technology (0.5%):
Infineon Technologies AG (a)	9,300	436
SAP SE	30,761	4,454
		4,890
Materials (0.1%):
Covestro AG (d)	7,909	506
HeidelbergCement AG	3,419	258
		764
Real Estate (0.1%):
alstria office REIT-AG	13,451	251
LEG Immobilien SE	2,769	412
		663
Utilities (0.1%):
E.ON SE	51,523	653
		17,279
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA (a)	157,409	497

Industrials (0.0%):(b)
Mytilineos SA	25,706	470
		967
Hong Kong (0.8%):
Communication Services (0.0%):(b)
iClick Interactive Asia Group Ltd., ADR (a)(c)	29,142	201

Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	164,200	335
Johnson Electric Holdings Ltd.	104,000	230

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pou Sheng International Holdings Ltd. (a)	1,688,000	$284
		849
Consumer Staples (0.0%):(b)
WH Group Ltd. (d)	294,807	207

Financials (0.3%):
AIA Group Ltd.	215,600	2,416
CSSC Hong Kong Shipping Co. Ltd.	2,094,000	309
		2,725
Industrials (0.1%):
Xinyi Glass Holdings Ltd.	120,000	338

Real Estate (0.3%):
CK Asset Holdings Ltd.	381,500	2,357
Sun Hung Kai Properties Ltd. (a)	21,500	285
		2,642
		6,962
India (0.9%):
Consumer Discretionary (0.1%):
Balkrishna Industries Ltd. (a)	13,987	461
Garware Technical Fibres Ltd.	8,727	397
Orient Electric Ltd.	87,829	407
		1,265
Energy (0.1%):
Hindustan Petroleum Corp. Ltd.	109,449	454

Financials (0.1%):
Cholamandalam Investment & Finance Co. Ltd.	54,539	449
Federal Bank Ltd.	366,403	478
UTI Asset Management Co. Ltd.	24,953	346
		1,273
Health Care (0.1%):
Alkem Laboratories Ltd.	6,750	326
Sequent Scientific Ltd.	114,693	293
		619
Industrials (0.1%):
Ashoka Buildcon Ltd. (a)	225,252	317
Craftsman Automation Ltd. (a)	10,487	369
Somany Ceramics Ltd.	58,135	596
		1,282
Information Technology (0.1%):
Mphasis Ltd.	16,655	723

Materials (0.2%):
APL Apollo Tubes Ltd. (a)	32,646	350
Dalmia Bharat Ltd.	21,193	571
Finolex Industries Ltd.	149,741	441
JK Lakshmi Cement Ltd.	67,037	552
		1,914
Utilities (0.1%):
PTC India Ltd. (a)	241,331	408
		7,938
Indonesia (0.1%):
Health Care (0.1%):
Medikaloka Hermina TBK PT	4,059,800	337

Industrials (0.0%):(b)
PT Buana Lintas Lautan Tbk (a)	12,197,100	221

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (0.0%):(b)
PT Puradelta Lestari Tbk	19,350,700	$306
		864
Ireland (1.6%):
Health Care (0.1%):
ICON PLC (a)	3,455	991

Industrials (1.1%):
DCC PLC	7,516	627
Eaton Corp. PLC	18,946	3,122
Johnson Controls International PLC	42,186	3,095
Trane Technologies PLC	15,467	2,798
		9,642
Information Technology (0.4%):
Accenture PLC Class A	11,551	4,144
		14,777
Isle of Man (0.0%):(b)
Real Estate (0.0%):
NEPI Rockcastle PLC	1	—	(e)

Italy (0.8%):
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA	34,844	2,183

Industrials (0.0%):(b)
Leonardo SpA (a)	38,265	281

Information Technology (0.1%):
Nexi SpA (a)	21,234	369

Utilities (0.5%):
ACEA SpA	17,737	385
Enel SpA (a)	347,307	2,907
Snam SpA (a)	263,735	1,494
		4,786
		7,619
Japan (5.6%):
Communication Services (0.5%):
Capcom Co. Ltd.	60,700	1,634
Kakaku.com, Inc.	49,800	1,653
KDDI Corp.	19,500	596
Nintendo Co. Ltd.	900	398
Nippon Telegraph & Telephone Corp.	21,500	602
SoftBank Group Corp.	3,200	173
		5,056
Consumer Discretionary (1.2%):
Sony Group Corp.	20,900	2,421
Toyo Tire Corp.	18,900	314
Toyota Motor Corp.	359,500	6,344
ZOZO, Inc.	50,900	1,634
		10,713
Consumer Staples (0.3%):
Ajinomoto Co., Inc.	16,100	482
Asahi Group Holdings Ltd.	11,300	513
Seven & i Holdings Co. Ltd.	8,000	336
Toyo Suisan Kaisha Ltd.	31,200	1,344
		2,675

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.6%):
JAFCO Group Co. Ltd.	16,400	$1,039
Mitsubishi UFJ Financial Group, Inc.	289,900	1,590
Mizuho Financial Group, Inc.	40,020	528
Nomura Holdings, Inc.	57,300	273
ORIX Corp.	46,400	923
Sumitomo Mitsui Financial Group, Inc.	14,800	480
Tokio Marine Holdings, Inc.	15,900	838
		5,671
Health Care (0.6%):
Hoya Corp.	22,900	3,371
Otsuka Holdings Co. Ltd.	8,000	316
Shionogi & Co. Ltd.	28,900	1,885
		5,572
Industrials (1.3%):
AGC, Inc.	7,700	384
en Japan, Inc.	35,000	1,390
Fuji Electric Co. Ltd.	52,700	2,577
Hitachi Ltd.	12,500	720
ITOCHU Corp.	28,500	813
Komatsu Ltd.	12,300	322
Mitsubishi Electric Corp.	25,000	336
Mitsui & Co. Ltd.	25,300	579
Nippon Yusen KK	27,400	1,975
OKUMA Corp.	22,400	1,068
Sanwa Holdings Corp.	135,200	1,577
Yamato Holdings Co. Ltd.	12,500	307
		12,048
Information Technology (0.7%):
Canon, Inc.	15,400	350
Fujitsu Ltd.	16,500	2,852
Murata Manufacturing Co. Ltd.	4,800	356
NTT Data Corp.	22,700	456
Tokyo Electron Ltd.	1,600	746
Ulvac, Inc.	25,400	1,425
		6,185
Materials (0.1%):
Rengo Co. Ltd.	34,100	259
Shin-Etsu Chemical Co. Ltd.	2,200	392
Tosoh Corp.	18,400	310
		961
Real Estate (0.2%):
Daiwa House Industry Co. Ltd.	10,600	350
Open House Co. Ltd.	7,700	491
Sumitomo Realty & Development Co. Ltd.	26,600	961
		1,802
Utilities (0.1%):
Chubu Electric Power Co., Inc.	41,300	428
Osaka Gas Co. Ltd.	17,700	285
		713
		51,396
Korea, Republic Of (0.9%):
Communication Services (0.1%):
AfreecaTV Co. Ltd.	5,409	896

Consumer Discretionary (0.1%):
Danawa Co. Ltd.	9,672	232
Handsome Co. Ltd.	10,298	372

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hyosung TNC Corp.	730	$376
		980
Financials (0.1%):
DB Insurance Co. Ltd.	7,995	406
JB Financial Group Co. Ltd.	58,374	444
KIWOOM Securities Co. Ltd.	3,125	282
		1,132
Health Care (0.2%):
Classys, Inc.	19,691	376
Daewon Pharmaceutical Co. Ltd.	16,334	223
Hugel, Inc. (a)	2,115	329
InBody Co. Ltd.	12,563	292
I-Sens, Inc.	9,544	274
		1,494
Industrials (0.1%):
CJ Corp.	3,267	269
Hanwha Aerospace Co. Ltd.	13,303	514
Samsung Engineering Co. Ltd. (a)	16,882	359
		1,142
Information Technology (0.1%):
Hana Materials, Inc.	9,284	407
Samwha Capacitor Co. Ltd.	5,768	281
TES Co. Ltd.	14,764	338
WONIK IPS Co. Ltd.	8,267	287
		1,313
Materials (0.2%):
Hansol Chemical Co. Ltd.	2,011	568
Kolon Industries, Inc.	4,699	359
PI Advanced Materials Co. Ltd.	8,555	331
SK Materials Co. Ltd.	1,227	402
		1,660
		8,617
Luxembourg (0.2%):
Energy (0.0%):(b)
Tenaris SA (a)	37,316	415

Health Care (0.1%):
Eurofins Scientific SE	4,746	560

Materials (0.1%):
ArcelorMittal SA	14,166	479
Ternium SA, ADR	10,767	499
		978
		1,953
Malaysia (0.2%):
Financials (0.0%):(b)
Hong Leong Financial Group Bhd (a)	85,000	377

Industrials (0.1%):
MMC Corp. Bhd (a)	1,495,100	715

Information Technology (0.1%):
Inari Amertron Bhd	557,000	522
		1,614
Mexico (0.2%):
Consumer Discretionary (0.1%):
Alsea SAB de CV (a)	189,014	397

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.0%):(b)
Industrias Bachoco SAB de CV Class B	92,822	$329

Financials (0.0%):(b)
Regional SAB de CV	69,571	364

Industrials (0.1%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	16,791	304
Grupo Traxion SAB de CV (a)(d)	176,359	305
		609
Real Estate (0.0%):(b)
Corp Inmobiliaria Vesta SAB de CV	198,732	346
		2,045
Netherlands (1.8%):
Communication Services (0.2%):
Koninklijke KPN NV	549,182	1,641

Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	26,473	861

Financials (0.4%):
ING Groep NV	190,463	2,889
NN Group NV	9,438	504
		3,393
Health Care (0.0%):(b)
QIAGEN NV (a)	6,756	372

Information Technology (0.8%):
ASM International NV	6,365	2,880
ASML Holding NV	1,079	877
NXP Semiconductors NV	14,115	2,835
STMicroelectronics NV (a)	18,027	856
		7,448
Materials (0.3%):
LyondellBasell Industries NV Class A	29,343	2,724
		16,439
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	49,777	1,115

Norway (0.3%):
Energy (0.2%):
Aker BP ASA	37,910	1,455
Equinor ASA (a)	16,596	421
		1,876
Financials (0.1%):
SpareBank 1 SMN	68,887	1,148
		3,024
Peru (0.1%):
Financials (0.1%):
Intercorp Financial Services, Inc. (a)	15,272	439

Philippines (0.0%):(b)
Real Estate (0.0%):
Filinvest Land, Inc. (a)	17,251,000	394

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Russian Federation (0.1%):
Consumer Discretionary (0.0%):(b)
Detsky Mir PJSC	168,020	$325

Industrials (0.1%):
Globaltrans Investment PLC Registered Shares, GDR	42,371	374
		699
Saudi Arabia (0.0%):(b)
Consumer Discretionary (0.0%):
Leejam Sports Co. JSC	13,835	419

Singapore (0.1%):
Consumer Staples (0.0%):(b)
Wilmar International Ltd.	135,900	435

Financials (0.1%):
DBS Group Holdings Ltd. (a)	22,000	514
		949
South Africa (0.1%):
Industrials (0.0%):(b)
Raubex Group Ltd.	145,480	311

Materials (0.1%):
Impala Platinum Holdings Ltd.	28,013	363
		674
Spain (0.6%):
Communication Services (0.2%):
Telefonica SA (a)	396,186	1,721

Financials (0.3%):
Banco Bilbao Vizcaya Argentaria SA	336,387	2,354
Banco Santander SA	81,972	311
		2,665
Utilities (0.1%):
Acciona SA	2,367	454
EDP Renovaveis SA	18,205	507
		961
		5,347
Sweden (0.7%):
Consumer Staples (0.1%):
Swedish Match AB	69,918	616

Financials (0.1%):
Skandinaviska Enskilda Banken AB Class A (a)	35,626	557

Industrials (0.5%):
Atlas Copco AB Class B	56,690	3,073
Sandvik AB	14,628	371
SKF AB B Shares	17,037	396
Volvo AB Class B	18,302	427
		4,267
Information Technology (0.0%):(b)
Telefonaktiebolaget LM Ericsson Class B	34,069	372

Materials (0.0%):(b)
Boliden AB	13,381	472
		6,284

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Switzerland (4.0%):
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA Registered Shares	4,130	$511
Garmin Ltd.	17,534	2,518
		3,029
Consumer Staples (1.1%):
Coca-Cola HBC AG	49,973	1,732
Nestle SA Registered Shares	59,296	7,823
		9,555
Financials (0.7%):
Julius Baer Group Ltd.	7,940	575
Partners Group Holding AG	1,160	2,027
Swiss Life Holding AG	2,164	1,187
UBS Group AG	162,378	2,956
		6,745
Health Care (1.2%):
Lonza Group AG Registered Shares	570	469
Novartis AG Registered Shares	50,968	4,217
Roche Holding AG	15,708	6,086
Sonova Holding AG	1,299	538
		11,310
Industrials (0.2%):
Adecco Group AG	30,602	1,542

Information Technology (0.4%):
Logitech International SA Class R	9,080	760
TE Connectivity Ltd.	20,162	2,943
		3,703
Materials (0.1%):
Holcim Ltd.	7,433	371
		36,255
Taiwan (0.8%):
Health Care (0.1%):
Pegavision Corp.	19,000	373

Industrials (0.1%):
Chicony Power Technology Co. Ltd.	179,000	449
China Airlines Ltd. (a)	579,000	359
Turvo International Co. Ltd.	99,000	369
		1,177
Information Technology (0.5%):
Chipbond Technology Corp.	196,000	455
Holy Stone Enterprise Co. Ltd.	80,000	340
King Yuan Electronics Co. Ltd.	312,000	448
Lelon Electronics Corp.	156,000	360
Macronix International Co. Ltd.	378,000	535
Parade Technologies Ltd.	10,000	644
Phison Electronics Corp. (a)	22,000	310
Powertech Technology, Inc.	111,000	390
Sigurd Microelectronics Corp.	206,000	435
Tripod Technology Corp.	91,000	385
Walsin Technology Corp.	54,000	294
		4,596
Materials (0.1%):
China General Plastics Corp.	303,450	406
Taiwan Hon Chuan Enterprise Co. Ltd.	155,000	363
Tung Ho Steel Enterprise Corp. (a)	323,000	470
		1,239
		7,385

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Thailand (0.1%):
Financials (0.0%):(b)
AEON Thana Sinsap Thailand PCL-NVDR	58,700	$332

Health Care (0.0%):(b)
Mega Lifesciences PCL-NVDR	228,200	321

Real Estate (0.1%):
AP Thailand PCL	1,756,800	469
		1,122
Turkey (0.1%):
Communication Services (0.0%):(b)
Turk Telekomunikasyon A/S	321,347	252

Industrials (0.1%):
Turkiye Sise ve Cam Fabrikalari A/S	393,767	355

Information Technology (0.0%):(b)
Logo Yazilim Sanayi Ve Ticaret A/S	67,911	302
		909
United Arab Emirates (0.0%):(b)
Industrials (0.0%):
RAS Al Khaimah Ceramics	405,793	304

United Kingdom (4.6%):
Communication Services (0.2%):
ITV PLC (a)	893,313	1,315
Vodafone Group PLC	270,416	398
		1,713
Consumer Discretionary (0.7%):
Aptiv PLC (a)	18,101	3,130
Barratt Developments PLC	46,476	422
Next PLC	14,612	1,592
Stellantis NV	41,950	837
		5,981
Consumer Staples (0.6%):
British American Tobacco PLC	9,680	337
Diageo PLC	55,202	2,746
Imperial Brands PLC	76,843	1,621
Tesco PLC	184,547	681
Unilever PLC	9,062	485
		5,870
Energy (0.6%):
BP PLC	559,132	2,678
Royal Dutch Shell PLC Class A	105,773	2,423
		5,101
Financials (1.0%):
3i Group PLC	45,115	842
Aon PLC Class A	11,336	3,627
Barclays PLC	187,634	518
Close Brothers Group PLC	45,188	890
Intermediate Capital Group PLC	31,534	946
Legal & General Group PLC	533,469	2,103
Standard Chartered PLC	52,760	357
		9,283
Health Care (0.2%):
AstraZeneca PLC	4,972	622

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CVS Group PLC (a)	30,489	$1,039
Hikma Pharmaceuticals PLC	12,326	406
		2,067
Industrials (0.5%):
Ashtead Group PLC	36,585	3,066
BAE Systems PLC	54,301	409
Bunzl PLC	9,628	356
Ferguson PLC	2,645	398
Royal Mail PLC	63,667	367
		4,596
Materials (0.8%):
Anglo American PLC	33,365	1,269
Croda International PLC	13,243	1,714
Evraz PLC	205,617	1,746
Rio Tinto PLC	44,545	2,777
		7,506
Real Estate (0.0%):(b)
Safestore Holdings PLC	22,168	364
		42,481
United States (64.4%):
Communication Services (5.9%):
Alphabet, Inc. Class C (a)	7,770	23,041
AT&T, Inc.	135,145	3,414
Comcast Corp. Class A	140,130	7,207
Match Group, Inc. (a)	20,431	3,081
Meta Platforms, Inc. Class A (a)	19,201	6,213
Roku, Inc. (a)	7,523	2,294
Sirius XM Holdings, Inc. (c)	436,870	2,660
Snap, Inc. Class A (a)	39,998	2,103
Verizon Communications, Inc.	70,923	3,758
		53,771
Consumer Discretionary (5.8%):
AutoZone, Inc. (a)	1,783	3,182
Best Buy Co., Inc.	25,078	3,066
eBay, Inc.	46,046	3,533
Ford Motor Co. (a)	442,621	7,560
General Motors Co. (a)	58,062	3,160
Lennar Corp. Class A	28,164	2,814
Lowe's Cos., Inc. (a)	36,220	8,469
NIKE, Inc. Class B	22,377	3,743
O'Reilly Automotive, Inc. (a)	4,857	3,023
Starbucks Corp.	29,236	3,101
Target Corp.	25,741	6,683
The Home Depot, Inc.	13,455	5,002
		53,336
Consumer Staples (4.7%):
Altria Group, Inc.	133,811	5,902
Archer-Daniels-Midland Co. (a)	48,573	3,120
Colgate-Palmolive Co.	38,373	2,924
Costco Wholesale Corp.	16,737	8,227
PepsiCo, Inc.	24,713	3,994
Philip Morris International, Inc.	70,414	6,657
The Clorox Co.	16,995	2,770
The Estee Lauder Cos., Inc. (a)	9,616	3,119
Tyson Foods, Inc. Class A (a)	37,500	2,999
Walgreens Boots Alliance, Inc. (a)	62,346	2,931
		42,643

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (2.3%):
Chevron Corp. (a)	37,195	$4,259
ConocoPhillips	112,312	8,366
EOG Resources, Inc.	41,706	3,856
Exxon Mobil Corp.	69,418	4,475
		20,956
Financials (9.3%):
AGNC Investment Corp.	8,136	130
Annaly Capital Management, Inc.	21,083	178
Berkshire Hathaway, Inc. Class B (a)	16,396	4,706
BlackRock, Inc.	3,820	3,604
Blackstone, Inc.	27,635	3,825
Capital One Financial Corp.	37,922	5,727
Citigroup, Inc.	49,120	3,397
First Republic Bank	14,569	3,152
MetLife, Inc.	99,437	6,245
Morgan Stanley	68,987	7,091
MSCI, Inc.	4,705	3,128
Prudential Financial, Inc. (a)	56,946	6,267
Regions Financial Corp.	140,389	3,324
S&P Global, Inc.	7,364	3,492
SVB Financial Group (a)	9,889	7,094
T. Rowe Price Group, Inc.	13,636	2,957
The Allstate Corp. (a)	21,828	2,700
The Goldman Sachs Group, Inc.	17,296	7,149
The Progressive Corp.	30,670	2,910
Wells Fargo & Co. (a)	154,744	7,917
		84,993
Health Care (11.7%):
AbbVie, Inc.	33,088	3,794
Agilent Technologies, Inc.	19,195	3,023
Align Technology, Inc. (a)	4,410	2,754
Amgen, Inc. (a)	29,736	6,154
Anthem, Inc. (a)	8,612	3,747
Biogen, Inc. (a)	8,947	2,386
Bristol-Myers Squibb Co.	52,337	3,057
Cigna Corp. (a)	14,946	3,193
CVS Health Corp.	40,564	3,622
Danaher Corp.	12,150	3,788
Eli Lilly & Co.	28,455	7,249
Gilead Sciences, Inc.	46,876	3,041
HCA Healthcare, Inc.	12,485	3,127
IDEXX Laboratories, Inc. (a)	8,806	5,866
IQVIA Holdings, Inc. (a)	12,139	3,173
Johnson & Johnson	57,335	9,339
Merck & Co., Inc.	97,389	8,575
Mettler-Toledo International, Inc. (a)	3,819	5,656
Pfizer, Inc.	87,810	3,841
Stryker Corp.	12,411	3,302
UnitedHealth Group, Inc.	34,044	15,676
Waters Corp. (a)	7,154	2,629
		106,992
Industrials (5.6%):
3M Co.	33,455	5,978
Carrier Global Corp.	53,445	2,791
Caterpillar, Inc.	15,949	3,254
CSX Corp. (a)	97,244	3,517
Cummins, Inc. (a)	12,817	3,074
Deere & Co.	8,972	3,071
Fastenal Co.	51,881	2,961

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
General Dynamics Corp.	15,329	$3,108
Illinois Tool Works, Inc. (a)	13,406	3,055
Lockheed Martin Corp.	17,661	5,869
Northrop Grumman Corp.	8,506	3,039
Otis Worldwide Corp.	32,065	2,575
PACCAR, Inc. (a)	36,894	3,307
Rockwell Automation, Inc. (a)	9,152	2,923
W.W. Grainger, Inc. (a)	6,383	2,956
		51,478
Information Technology (15.3%):
Adobe, Inc. (a)	6,624	4,308
Apple, Inc. (a)	201,299	30,154
Applied Materials, Inc. (a)	48,130	6,577
Broadcom, Inc.	15,458	8,218
CDW Corp.	14,919	2,785
Cisco Systems, Inc.	140,194	7,847
Cognizant Technology Solutions Corp. Class A	41,079	3,208
EPAM Systems, Inc. (a)	4,842	3,260
Fortinet, Inc. (a)	9,903	3,331
HP, Inc.	300,412	9,111
Intel Corp.	71,422	3,500
International Business Machines Corp.	24,107	3,016
Intuit, Inc.	6,516	4,079
Mastercard, Inc. Class A	11,611	3,896
Micron Technology, Inc.	40,275	2,783
Microsoft Corp.	44,565	14,779
NVIDIA Corp.	25,723	6,577
Oracle Corp.	40,400	3,876
QUALCOMM, Inc. (a)	48,426	6,442
Texas Instruments, Inc.	37,760	7,079
VeriSign, Inc. (a)	13,070	2,910
VMware, Inc. Class A (a)(c)	18,189	2,759
		140,495
Materials (1.0%):
Nucor Corp.	27,215	3,039
PPG Industries, Inc. (a)	17,572	2,821
The Sherwin-Williams Co. (a)	10,325	3,269
		9,129
Real Estate (1.8%):
Alexandria Real Estate Equities, Inc.	1,959	400
American Tower Corp.	6,699	1,889
AvalonBay Communities, Inc.	2,104	498
Boston Properties, Inc.	2,232	254
Camden Property Trust	1,468	239
CBRE Group, Inc. Class A (a)	5,053	526
Crown Castle International Corp.	6,505	1,173
Digital Realty Trust, Inc.	4,226	667
Duke Realty Corp.	5,637	317
Equinix, Inc.	1,346	1,127
Equity LifeStyle Properties, Inc.	2,609	220
Equity Residential	5,338	461
Essex Property Trust, Inc.	981	333
Extra Space Storage, Inc.	1,980	391
Healthpeak Properties, Inc.	8,131	289
Host Hotels & Resorts, Inc. (a)	10,588	178
Invitation Homes, Inc.	8,561	353
Iron Mountain, Inc.	4,352	199
Medical Properties Trust, Inc.	8,713	186
Mid-America Apartment Communities, Inc.	1,722	352
Omega Healthcare Investors, Inc.	3,491	102

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Prologis, Inc.	11,112	$1,611
Public Storage	2,374	789
Realty Income Corp.	5,625	402
Regency Centers Corp.	2,306	162
SBA Communications Corp.	1,647	569
Simon Property Group, Inc.	4,949	725
Sun Communities, Inc.	1,623	318
UDR, Inc.	4,476	248
Ventas, Inc.	5,651	302
VEREIT, Inc.	3,452	174
VICI Properties, Inc.	8,091	237
Vornado Realty Trust	2,453	105
Welltower, Inc.	6,293	506
Weyerhaeuser Co.	11,250	402
WP Carey, Inc.	2,640	203
		16,907
Utilities (1.0%):
Exelon Corp.	63,603	3,383
NRG Energy, Inc.	62,735	2,503
The AES Corp.	115,122	2,893
		8,779
		589,479
Total Common Stocks (Cost $670,215)		908,927

Rights (0.0%)(b)
Australia (0.0%):
Consumer Discretionary (0.0%):
Aristocrat Leisure Ltd. Expires 11/09/21 (a)	2,814	10
Total Rights (Cost $–)		10

Exchange-Traded Funds (0.0%)(b)
United States (0.0%):
iShares Core MSCI EAFE ETF	1,080	82
Total Exchange-Traded Funds (Cost $80)		82

Collateral for Securities Loaned^ (0.7%)
United States (0.7%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (f)	1,290,701	1,291
HSBC U.S. Government Money Market Fund I Shares, 0.03% (f)	5,273,747	5,274
Total Collateral for Securities Loaned (Cost $6,565)		6,565
Total Investments (Cost $676,860) — 100.0%		915,584
Liabilities in excess of other assets — 0.0%		(443)
NET ASSETS - 100.00%		$915,141

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2021, the fair value of these securities was $1,995 (thousands) and amounted to 0.2% of net assets.
(e)	Rounds to less than $1 thousand.
(f)	Rate disclosed is the daily yield on October 31, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.1%)
Communication Services (13.3%):
Alphabet, Inc. Class A (a)	16,099	$47,668
Alphabet, Inc. Class C (a)	71,335	211,537
Meta Platforms, Inc. Class A (a)	351,965	113,886
Netflix, Inc. (a)	42,795	29,542
Snap, Inc. Class A (a)	294,272	15,473
The Walt Disney Co. (a)	226,641	38,318
Twitter, Inc. (a)	289,097	15,478
		471,902
Communications Equipment (0.6%):
Cisco Systems, Inc.	392,695	21,979

Consumer Discretionary (17.9%):
Airbnb, Inc. Class A (a)	122,064	20,831
Alibaba Group Holding Ltd., ADR (a)	248,199	40,938
Amazon.com, Inc. (a)	61,691	208,049
Aptiv PLC (a)	193,563	33,465
Burlington Stores, Inc. (a)	102,409	28,295
Caesars Entertainment, Inc. (a)	177,988	19,483
Chipotle Mexican Grill, Inc. (a)	8,657	15,401
Lululemon Athletica, Inc. (a)	122,334	57,009
NIKE, Inc. Class B	178,235	29,817
O'Reilly Automotive, Inc. (a)	33,301	20,724
Starbucks Corp.	271,261	28,773
Target Corp. (a)	74,126	19,245
Tesla, Inc. (a)	59,690	66,495
The Home Depot, Inc.	82,902	30,817
Yum China Holdings, Inc.	162,978	9,303
Yum! Brands, Inc. (a)	124,412	15,544
		644,189
Consumer Staples (2.2%):
Colgate-Palmolive Co.	185,185	14,109
Constellation Brands, Inc. Class A	64,664	14,020
Freshpet, Inc. (a)	97,891	15,262
Monster Beverage Corp. (a)	418,650	35,585
		78,976
Energy (0.8%):
Diamondback Energy, Inc.	104,925	11,247
Schlumberger NV	597,266	19,268
		30,515
Financials (2.3%):
FactSet Research Systems, Inc.	47,260	20,978
LPL Financial Holdings, Inc.	85,277	13,987
MSCI, Inc.	46,630	31,004
SEI Investments Co.	266,949	16,828
		82,797
Health Care (13.0%):
Align Technology, Inc. (a)	63,258	39,496
Avantor, Inc. (a)	304,601	12,300
Cerner Corp.	135,855	10,093
Charles River Laboratories International, Inc. (a)	44,133	19,802
DexCom, Inc. (a)	18,000	11,218
Horizon Therapeutics PLC (a)	87,885	10,538

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Illumina, Inc. (a)	67,684	$28,093
Intuitive Surgical, Inc. (a)	53,613	19,361
Jazz Pharmaceuticals PLC (a)	107,139	14,254
Masimo Corp. (a)	86,246	24,454
Novartis AG, ADR	399,049	33,025
NOVO Nordisk A/S, ADR (a)	130,235	14,343
Regeneron Pharmaceuticals, Inc. (a)	55,796	35,706
Roche Holdings Ltd., ADR	647,663	31,302
TG Therapeutics, Inc. (a)	145,097	4,530
Thermo Fisher Scientific, Inc.	55,312	35,016
Veeva Systems, Inc. Class A (a)	84,512	26,791
Vertex Pharmaceuticals, Inc. (a)	148,187	27,404
West Pharmaceutical Services, Inc.	41,192	17,708
Zoetis, Inc.	227,004	49,078
		464,512
Industrials (7.3%):
Carrier Global Corp.	245,500	12,822
CoStar Group, Inc. (a)	217,910	18,751
Deere & Co.	93,670	32,065
Expeditors International of Washington, Inc.	205,109	25,282
Generac Holdings, Inc. (a)	111,521	55,600
IDEX Corp.	74,882	16,666
IHS Markit Ltd.	90,840	11,875
Kornit Digital Ltd. (a)	65,391	10,939
The Boeing Co. (a)	224,853	46,551
Uber Technologies, Inc. (a)	627,373	27,491
		258,042
IT Services (9.8%):
Automatic Data Processing, Inc.	42,459	9,532
EPAM Systems, Inc. (a)	61,384	41,326
Gartner, Inc. (a)	41,231	13,685
PayPal Holdings, Inc. (a)	253,056	58,858
Shopify, Inc. Class A (a)	16,992	24,923
Square, Inc. Class A (a)	49,492	12,596
Twilio, Inc. Class A (a)	166,390	48,479
Visa, Inc. Class A	642,370	136,035
		345,434

Real Estate (0.2%):
SBA Communications Corp.	24,225	8,366

Semiconductors & Semiconductor Equipment (8.3%):
Advanced Micro Devices, Inc. (a)	169,545	20,384
Lam Research Corp.	34,164	19,254
Marvell Technology, Inc.	203,182	13,918
NVIDIA Corp.	824,400	210,775
QUALCOMM, Inc.	163,989	21,817
STMicroelectronics NV, NYS (a)(b)	256,974	12,242
		298,390
Software (20.1%):
Adobe, Inc. (a)	66,624	43,330
Autodesk, Inc. (a)	239,156	75,959
Cadence Design Systems, Inc. (a)	134,766	23,329
Crowdstrike Holdings, Inc. Class A (a)	64,093	18,061
Fair Isaac Corp. (a)	28,905	11,510
Microsoft Corp.	699,868	232,089
Oracle Corp.	626,174	60,075

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Palo Alto Networks, Inc. (a)	31,567	$16,070
RingCentral, Inc. Class A (a)	73,767	17,983
salesforce.com, Inc. (a)	186,858	55,999
ServiceNow, Inc. (a)	114,291	79,748
Synopsys, Inc. (a)	52,467	17,481
The Trade Desk, Inc. Class A (a)	349,190	26,158
Workday, Inc. Class A (a)	124,157	36,003
		713,795

Technology Hardware, Storage & Peripherals (3.3%):
Apple, Inc.	777,930	116,534
Total Common Stocks (Cost $1,630,267)		3,535,431

Collateral for Securities Loaned^ (0.4%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	15,749	16
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	12,557,697	12,557
Total Collateral for Securities Loaned (Cost $12,573)		12,573
Total Investments (Cost $1,642,840) — 99.5%		3,548,004
Other assets in excess of liabilities — 0.5%		18,590
NET ASSETS - 100.00%		$3,566,594

At October 31, 2021, the Fund's investments in foreign securities were 8.5% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on October 31, 2021.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth & Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (10.2%):
Alphabet, Inc. Class C (a)	32,323	$95,851
AT&T, Inc.	150,412	3,799
Comcast Corp. Class A	252,213	12,971
Fox Corp. Class A	44,171	1,755
Meta Platforms, Inc. Class A (a)	71,191	23,035
Netflix, Inc. (a)	37,133	25,634
Omnicom Group, Inc.	183,376	12,484
Sirius XM Holdings, Inc. (b)	1,081,569	6,587
The Interpublic Group of Cos., Inc.	124,031	4,536
Twitter, Inc. (a)	246,712	13,209
Verizon Communications, Inc.	470,766	24,946
World Wrestling Entertainment, Inc. Class A (b)	26,262	1,604
		226,411
Communications Equipment (1.2%):
Cisco Systems, Inc.	364,447	20,397
Juniper Networks, Inc.	118,109	3,487
Motorola Solutions, Inc.	13,281	3,302
		27,186
Consumer Discretionary (13.4%):
Amazon.com, Inc. (a)	14,728	49,669
Aptiv PLC (a)	64,104	11,083
Best Buy Co., Inc.	73,945	9,039
Caesars Entertainment, Inc. (a)	154,384	16,898
Chipotle Mexican Grill, Inc. (a)	7,345	13,067
Genuine Parts Co.	30,724	4,028
H&R Block, Inc.	46,721	1,078
Lennar Corp. Class A	12,555	1,255
Lowe's Cos., Inc.	38,502	9,003
Lululemon Athletica, Inc. (a)	41,843	19,499
NIKE, Inc. Class B	17,111	2,862
O'Reilly Automotive, Inc. (a)	28,941	18,011
Target Corp.	130,847	33,970
Tesla, Inc. (a)	51,774	57,676
The Home Depot, Inc.	96,092	35,721
Whirlpool Corp.	26,527	5,592
Williams-Sonoma, Inc.	32,302	5,999
Yum! Brands, Inc.	24,160	3,019
		297,469
Consumer Staples (5.8%):
Altria Group, Inc.	292,785	12,915
Bunge Ltd.	40,741	3,774
Colgate-Palmolive Co.	116,181	8,852
Constellation Brands, Inc. Class A	54,215	11,754
Costco Wholesale Corp.	10,816	5,316
Freshpet, Inc. (a)	84,759	13,215
General Mills, Inc.	107,683	6,655
Ingredion, Inc.	32,240	3,070
Kimberly-Clark Corp.	56,354	7,297
PepsiCo, Inc.	20,407	3,298
Philip Morris International, Inc.	90,462	8,552
The Clorox Co.	23,104	3,766
The Hershey Co.	16,535	2,899
The J.M. Smucker Co.	15,917	1,956

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Kroger Co.	63,185	$2,529
The Procter & Gamble Co.	73,209	10,468
Tyson Foods, Inc. Class A	87,167	6,971
Walgreens Boots Alliance, Inc.	102,726	4,830
Walmart, Inc.	41,362	6,181
		124,298
Electronic Equipment, Instruments & Components (0.2%):
Corning, Inc.	107,054	3,808

Energy (2.1%):
Chevron Corp.	40,497	4,637
Coterra Energy, Inc.	222,892	4,752
Devon Energy Corp.	135,983	5,450
Diamondback Energy, Inc.	91,113	9,766
EOG Resources, Inc.	155,529	14,381
Phillips 66	88,408	6,611
		45,597
Financials (9.8%):
Aflac, Inc.	82,180	4,411
Ally Financial, Inc.	68,026	3,248
American Express Co.	14,081	2,447
American Financial Group, Inc.	35,475	4,826
Ameriprise Financial, Inc.	24,845	7,506
Annaly Capital Management, Inc.	795,188	6,727
Bank of America Corp.	258,306	12,342
BlackRock, Inc.	8,191	7,728
Capital One Financial Corp.	19,383	2,927
Comerica, Inc.	42,816	3,643
Discover Financial Services	29,077	3,295
Everest Re Group Ltd.	8,864	2,318
FactSet Research Systems, Inc.	9,206	4,086
Fidelity National Financial, Inc.	110,087	5,274
Fifth Third Bancorp	153,619	6,687
First Horizon Corp.	185,871	3,154
Huntington Bancshares, Inc.	68,141	1,073
Jefferies Financial Group, Inc.	69,162	2,974
JPMorgan Chase & Co.	109,451	18,594
KeyCorp	588,967	13,705
LPL Financial Holdings, Inc.	74,110	12,156
M&T Bank Corp.	10,451	1,538
Marsh & McLennan Cos., Inc.	25,967	4,331
MetLife, Inc.	82,471	5,179
Morgan Stanley	37,781	3,883
Principal Financial Group, Inc.	45,378	3,044
Regions Financial Corp.	402,644	9,535
SEI Investments Co.	11,678	736
State Street Corp.	23,092	2,276
Synchrony Financial	100,898	4,687
T. Rowe Price Group, Inc.	47,704	10,346
The Allstate Corp.	70,194	8,682
The Goldman Sachs Group, Inc.	24,507	10,130
The Hanover Insurance Group, Inc.	20,591	2,594
The Hartford Financial Services Group, Inc.	32,571	2,375
The PNC Financial Services Group, Inc.	30,007	6,332
The Travelers Cos., Inc.	18,895	3,040
Western Alliance Bancorp	11,727	1,361
Zions Bancorp NA	92,836	5,848
		215,038

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (12.2%):
Abbott Laboratories	27,652	$3,564
AbbVie, Inc.	24,210	2,776
Align Technology, Inc. (a)	17,360	10,839
AmerisourceBergen Corp.	15,049	1,836
Amgen, Inc.	45,784	9,476
Anthem, Inc.	12,997	5,655
Avantor, Inc. (a)	262,778	10,611
Bristol-Myers Squibb Co.	88,209	5,151
Cardinal Health, Inc.	74,848	3,578
Cerner Corp.	36,601	2,719
Charles River Laboratories International, Inc. (a)	38,222	17,149
Chemed Corp.	2,833	1,366
CVS Health Corp.	105,258	9,398
Danaher Corp.	11,872	3,701
DexCom, Inc. (a)	15,470	9,641
Eli Lilly & Co.	34,110	8,690
Gilead Sciences, Inc.	69,025	4,478
Horizon Therapeutics PLC (a)	72,670	8,714
Jazz Pharmaceuticals PLC (a)	92,810	12,348
Johnson & Johnson	131,800	21,468
McKesson Corp.	17,381	3,613
Medtronic PLC	41,177	4,935
Merck & Co., Inc.	138,284	12,176
PerkinElmer, Inc.	11,513	2,037
Pfizer, Inc.	225,853	9,879
Quest Diagnostics, Inc.	23,667	3,474
ResMed, Inc.	5,658	1,488
Thermo Fisher Scientific, Inc.	8,899	5,634
UnitedHealth Group, Inc.	62,031	28,564
West Pharmaceutical Services, Inc.	44,150	18,980
Zoetis, Inc.	109,029	23,572
		267,510
Industrials (8.4%):
3M Co.	39,048	6,977
Carrier Global Corp.	212,625	11,105
Caterpillar, Inc.	14,031	2,862
Cintas Corp.	5,621	2,434
Cummins, Inc.	26,122	6,265
Eaton Corp. PLC	53,255	8,774
Emerson Electric Co.	56,356	5,467
Fastenal Co.	118,425	6,760
FedEx Corp.	14,723	3,468
Generac Holdings, Inc. (a)	33,206	16,556
General Dynamics Corp.	31,173	6,320
Huntington Ingalls Industries, Inc.	19,923	4,039
IDEX Corp.	65,079	14,485
IHS Markit Ltd.	78,793	10,300
Illinois Tool Works, Inc.	44,698	10,185
Johnson Controls International PLC	67,573	4,958
Knight-Swift Transportation Holdings, Inc.	38,294	2,171
Lennox International, Inc.	8,753	2,620
Lockheed Martin Corp.	22,122	7,352
ManpowerGroup, Inc.	36,532	3,531
Masco Corp.	53,565	3,511
PACCAR, Inc.	31,882	2,857
Robert Half International, Inc.	72,362	8,182
Rockwell Automation, Inc.	27,687	8,843

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Snap-on, Inc.	18,061	$3,671
The Toro Co.	26,959	2,574
Trane Technologies PLC	33,789	6,113
United Parcel Service, Inc. Class B	28,111	6,001
W.W. Grainger, Inc.	11,656	5,398
		183,779
IT Services (5.0%):
Accenture PLC Class A	14,847	5,327
Cognizant Technology Solutions Corp. Class A	50,176	3,918
Gartner, Inc. (a)	34,123	11,326
International Business Machines Corp.	68,061	8,514
PayPal Holdings, Inc. (a)	63,334	14,731
Square, Inc. Class A (a)	42,884	10,914
The Western Union Co.	146,802	2,675
Twilio, Inc. Class A (a)	78,182	22,779
Visa, Inc. Class A	144,853	30,676
		110,860
Materials (1.8%):
Avery Dennison Corp.	16,454	3,582
International Paper Co.	150,999	7,501
LyondellBasell Industries NV Class A	79,268	7,358
Nucor Corp.	27,499	3,070
Packaging Corp. of America	32,584	4,476
PPG Industries, Inc.	33,326	5,352
RPM International, Inc.	18,227	1,589
Steel Dynamics, Inc.	67,238	4,443
The Sherwin-Williams Co.	14,577	4,615
		41,986
Real Estate (2.6%):
Alexandria Real Estate Equities, Inc.	6,505	1,328
AvalonBay Communities, Inc.	17,172	4,064
Boston Properties, Inc.	28,795	3,272
Equity Residential	33,576	2,901
Essex Property Trust, Inc.	9,382	3,189
Healthpeak Properties, Inc.	122,522	4,351
Kimco Realty Corp.	103,186	2,332
National Retail Properties, Inc.	43,884	1,991
Prologis, Inc.	13,592	1,970
Realty Income Corp.	46,994	3,357
Regency Centers Corp.	22,544	1,587
SBA Communications Corp.	21,041	7,267
Simon Property Group, Inc.	32,029	4,695
Ventas, Inc.	80,100	4,275
VICI Properties, Inc. (b)	194,896	5,720
Welltower, Inc.	48,177	3,873
		56,172
Semiconductors & Semiconductor Equipment (6.2%):
Advanced Micro Devices, Inc. (a)	145,214	17,459
Intel Corp.	301,343	14,766
Lam Research Corp.	29,645	16,707
Marvell Technology, Inc.	176,892	12,117
NVIDIA Corp.	141,365	36,143
QUALCOMM, Inc.	65,172	8,670
STMicroelectronics NV, NYS (b)	219,854	10,474
Texas Instruments, Inc.	108,012	20,250
		136,586

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Software (12.2%):
Fair Isaac Corp. (a)	24,695	$9,834
Microsoft Corp.	494,739	164,065
Oracle Corp.	48,193	4,624
Palo Alto Networks, Inc. (a)	27,381	13,939
RingCentral, Inc. Class A (a)	62,292	15,186
ServiceNow, Inc. (a)	42,644	29,755
Synopsys, Inc. (a)	44,871	14,950
Workday, Inc. Class A (a)	48,664	14,112
		266,465
Technology Hardware, Storage & Peripherals (5.6%):
Apple, Inc.	722,479	108,227
HP, Inc.	274,477	8,325
NetApp, Inc.	83,804	7,484
		124,036
Utilities (2.4%):
CMS Energy Corp.	42,892	2,589
DTE Energy Co.	46,922	5,318
Duke Energy Corp.	54,159	5,525
Evergy, Inc.	76,188	4,857
Exelon Corp.	192,954	10,263
National Fuel Gas Co.	10,861	624
OGE Energy Corp.	78,921	2,689
Pinnacle West Capital Corp.	36,220	2,336
PPL Corp.	86,554	2,493
Public Service Enterprise Group, Inc.	76,568	4,885
The Southern Co.	106,261	6,622
UGI Corp.	23,031	1,000
WEC Energy Group, Inc.	31,765	2,861
		52,062
Total Common Stocks (Cost $1,463,021)		2,179,263

Collateral for Securities Loaned^ (0.8%)
HSBC US Government Money Market Fund, I Shares, 0.03% (c)	18,255,157	18,255
Total Collateral for Securities Loaned (Cost $18,255)		18,255
Total Investments (Cost $1,481,276) — 99.9%		2,197,518
Other assets in excess of liabilities — 0.1%		1,455
NET ASSETS - 100.00%		$2,198,973

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on October 31, 2021.

NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.2%)
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	$3,121	$2,920
Total Asset-Backed Securities (Cost $3,075)		2,920

Collateralized Mortgage Obligations (0.0%)(b)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.57%, 2/10/51 (c)	163	165
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 1.05% (LIBOR01M+96bps), 2/25/35, Callable 11/25/21 @ 100 (d)	928	77
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.28% (LIBOR01M+19bps), 2/15/40 (d)	50	50
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1, Class AX, 2.33%, 5/17/40, Callable 12/11/21 @ 100 (c)(e)	32	—	(f)
Total Collateralized Mortgage Obligations (Cost $617)		292

Common Stocks (1.0%)
Communication Services (0.0%):(b)
AT&T, Inc.	19,101	483
Clear Channel Outdoor Holdings, Inc. (g)	58,641	170
Frontier Communications Parent, Inc.	450	14
		667
Energy (0.4%):
Bonanza Creek Energy, Inc.	13,154	738
BP PLC, ADR (g)	19,808	570
Chesapeake Energy Corp.	7,750	494
Exxon Mobil Corp.	9,171	591
GenOn Energy, Inc. (h)(i)	16,168	2,264
Nine Point Energy (h)(i)	2,678,202	—	(f)
Royal Dutch Shell PLC, ADR	10,265	471
Sabine Oil & Gas Holdings, Inc. (h)(i)	2,824	11
Thunderbird Resources (h)(i)	22,883	10
		5,149
Financials (0.2%):
CME Group, Inc.	2,853	629
JPMorgan Chase & Co.	3,105	528
KeyCorp	27,992	651
Regions Financial Corp.	17,992	426
		2,234
Health Care (0.2%):
AbbVie, Inc.	4,666	535
CVS Health Corp.	12,507	1,116
Merck & Co., Inc.	6,970	614
		2,265
Materials (0.0%):(b)
LyondellBasell Industries NV Class A	5,946	552

Real Estate (0.2%):
Crown Castle International Corp.	12,489	2,252
Total Common Stocks (Cost $12,888)		13,119

Preferred Stocks (2.6%)
Communication Services (0.4%):
Qwest Corp., 6.50%, 9/1/56	186,401	4,785

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Consumer Staples (0.9%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (j)	109,326	$3,118
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (d)(j)	114,391	3,187
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(j)	50,200	5,020
		11,325
Energy (0.9%):
NuStar Logistics LP, 6.86% (LIBOR03M+673bps), 1/15/43 (d)(k)	461,643	11,647

Financials (0.2%):
U.S. Bancorp, non-cumulative, Series A, 3.50% (LIBOR03M+102bps) (d)(j)	3,000	2,895

Real Estate (0.2%):
Equity Residential, cumulative redeemable, Series K, 8.29% (j)	45,314	2,793
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (j)	5,310	370
		3,163
Total Preferred Stocks (Cost $30,714)		33,815

Warrants (0.0%)(b)
Energy (0.0%):
SandRidge Energy, Inc. (h)	14,270	1
SandRidge Energy, Inc.	6,008	—	(f)
		1
Total Warrants (Cost $–)		1

Convertible Corporate Bonds (0.1%)
Energy (0.1%):
Cheniere Energy, Inc., 4.25%, 3/15/45, Callable 12/13/21 @ 83.96	$1,500	1,274
Total Convertible Corporate Bonds (Cost $1,100)		1,274

Senior Secured Loans (1.8%)
CITGO Petroleum Corp., 2019 Incremental Term B Loans, First Lien, 7.25% (LIBOR06M+625bps), 3/22/24 (d)	2,133	2,134
Daseke Cos., Inc., Initial Term Loan, First Lien, 4.75% (LIBOR01M+400bps), 3/9/28 (d)	995	996
Envision Healthcare Corp., Initial Term Loans, First Lien, 3.83% (LIBOR01M+375bps), 10/11/25 (d)	5	4
Getty Images, Inc., Initial Dollar Term Loans, First Lien, 4.63% (LIBOR01M+450bps), 2/19/26 (d)	1,992	1,992
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (d)	1,462	1,458
Indy US Bidco LLC, Tranche B-1 Term Loans, First Lien, 4.08% (LIBOR01M+400bps), 3/5/28 (d)	498	499
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 3.08% (LIBOR01M+300bps), 6/30/24 (d)(h)	39	21
Lealand Finance Co. BV, Take-Back Term Loan, First Lien, 1.08% (LIBOR01M+100bps), 6/30/25 (d)(h)	333	149
Lucid Energy Group II Borrower LLC, Initial Term Loan, First Lien, 4.00% (LIBOR01M+300bps), 2/18/25 (d)	1,915	1,899
Paya, Inc., TLB, First Lien, 4.00% (LIBOR03M+325bps), 6/25/28 (d)	1,000	999
Polaris Newco LLC, Dollar Term Loan, First Lien, 4.50% (LIBOR06M+400bps), 6/4/28 (d)	1,250	1,252

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Pregis Topco LLC, Initial Term Loan, First Lien, 4.08% (LIBOR01M+400bps), 7/25/26 (d)	$1,474		$1,476
Quicksilver Resources, Inc., 6/21/19 (h)(i)(m)	3,993		6
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 4.50% (LIBOR03M+375bps), 10/2/26 (d)	2,977		2,982
Team Health Holdings, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR01M+275bps), 2/6/24 (d)	3,985		3,795
WaterBridge Midstream Operating LLC, 1st Lien Term Loan B, 6.75% (LIBOR03M+575bps), 6/21/26 (d)	—	(f)	—	(f)
Whatabrands LLC, Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 7/21/28 (d)	1,500		1,499
Wok Holdings, Inc., Initial Term Loans, First Lien, 6.33% (LIBOR01M+625bps), 3/1/26 (d)	2,925		2,878
Total Senior Secured Loans (Cost $27,902)			24,039

Corporate Bonds (72.2%)
Communication Services (10.9%):
AMC Networks, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13 (k)	5,000		4,927
Cars.com, Inc., 6.38%, 11/1/28, Callable 11/1/23 @ 103.19 (a)	2,000		2,091
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 9/1/24 @ 102.38 (a)	10,000		10,336
4.50%, 8/15/30, Callable 2/15/25 @ 102.25 (a)	5,000		5,088
4.50%, 5/1/32, Callable 5/1/26 @ 102.25	1,000		1,008
4.50%, 6/1/33, Callable 6/1/27 @ 102.25 (a)	5,000		4,989
CenturyLink, Inc.
7.50%, 4/1/24, Callable 1/1/24 @ 100	3,000		3,303
7.65%, 3/15/42	6,621		7,312
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41, Callable 12/1/40 @ 100	2,000		1,962
Cincinnati Bell, Inc.
7.00%, 7/15/24, Callable 12/1/21 @ 101.75 (a)	6,000		6,102
8.00%, 10/15/25, Callable 12/1/21 @ 104 (a)	2,000		2,086
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27, Callable 8/15/22 @ 102.56 (a)	1,500		1,539
CSC Holdings LLC
5.38%, 2/1/28, Callable 2/1/23 @ 102.69 (a)	1,000		1,031
7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a)(k)	3,000		3,205
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	4,500		4,824
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	10,000		9,858
5.00%, 11/15/31, Callable 11/15/26 @ 102.5 (a)	1,000		929
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 8/15/27, Callable 8/15/23 @ 104.41 (a)	1,000		1,038
Dish DBS Corp.
5.00%, 3/15/23	5,000		5,174
5.88%, 11/15/24	4,000		4,268
7.75%, 7/1/26	7,000		7,791
7.38%, 7/1/28, Callable 7/1/23 @ 103.69 (n)	2,000		2,105
Embarq Corp., 8.00%, 6/1/36	5,000		5,528
Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38 (a)	2,000		2,072
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000		2,040
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (a)	500		494
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	2,000		2,130
Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (a)	2,000		2,011
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 6/1/23 @ 102.31 (a)	2,000		2,080

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Nexstar Broadcasting, Inc.
5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (a)	$4,000	$4,219
4.75%, 11/1/28, Callable 11/1/23 @ 102.38 (a)	2,000	2,043
Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75 (a)	1,000	953
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 12/13/21 @ 101.69 (a)(n)	1,000	1,005
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 1/15/24 @ 101.94 (a)(n)	500	500
5.38%, 1/15/31, Callable 1/15/26 @ 102.69 (a)	500	490
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a)(k)	6,000	5,738
Sirius XM Radio, Inc.
4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)	5,000	4,978
3.88%, 9/1/31, Callable 9/1/26 @ 101.94 (a)	2,000	1,922
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 (k)	7,000	7,090
Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25 (a)	1,000	1,011
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 12/13/21 @ 102 (a)	1,500	1,457
6.13%, 3/1/28, Callable 3/1/23 @ 103.06 (a)	5,000	4,885
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27, Callable 1/15/22 @ 102.88 (a)	500	502
		144,114
Consumer Discretionary (9.8%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	3,000	3,061
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31 (a)	2,000	1,974
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63	6,000	6,556
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38 (a)	1,000	1,029
Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31 (a)	4,000	4,024
Carnival Corp.
9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (a)	6,000	6,915
6.00%, 5/1/29, Callable 11/1/24 @ 103 (a)(l)	3,000	2,998
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (a)	3,500	3,720
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 7/15/24 @ 102.5 (a)	1,000	1,024
Ford Motor Co., 6.63%, 10/1/28	13,000	15,657
GPC Merger Sub, Inc., 7.13%, 8/15/28, Callable 8/15/23 @ 103.56 (a)	2,000	2,058
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (a)	1,500	1,500
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102 (a)	2,500	2,513
KB Home, 4.80%, 11/15/29, Callable 5/15/29 @ 100	3,000	3,237
L Brands, Inc., 6.95%, 3/1/33 (n)	3,000	3,390
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71	4,500	4,689
Magic Mergerco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63 (a)	3,000	3,032
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28, Callable 9/15/22 @ 102.38	2,000	2,037
4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (a)	2,000	2,008
Mattel, Inc., 3.75%, 4/1/29, Callable 4/1/24 @ 101.88 (a)	3,000	3,117
MGM Resorts International
6.75%, 5/1/25, Callable 5/1/22 @ 103.38	3,000	3,164
4.75%, 10/15/28, Callable 7/15/28 @ 100	4,000	4,161
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	2,721	2,681
Newell Brands, Inc., 5.88%, 4/1/36, Callable 10/1/35 @ 100	3,500	4,257
Nordstrom, Inc.
4.38%, 4/1/30, Callable 1/1/30 @ 100 (n)	2,000	2,036
4.25%, 8/1/31, Callable 5/1/31 @ 100 (n)	3,000	3,004

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
6.00%, 2/15/28, Callable 2/15/24 @ 103 (a)(n)	$2,000	$1,919
10.75%, 6/1/28, Callable 6/1/23 @ 105.38 (a)	1,000	1,099
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (a)	6,000	6,367
Seaworld Parks & Entertainment, Inc., 5.25%, 8/15/29, Callable 8/15/24 @ 102.63 (a)	2,000	2,040
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (a)	5,000	5,502
The Gap, Inc.
3.63%, 10/1/29, Callable 10/1/24 @ 101.81 (a)	500	490
3.88%, 10/1/31, Callable 10/1/26 @ 101.94 (a)	500	491
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 11/22/21 @ 101.66 (a)	3,000	3,046
USA Compression Partners LP / USA Compression Finance, 6.88%, 4/1/26, Callable 12/13/21 @ 105.16	3,000	3,100
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 9/15/23 @ 102.44 (a)	2,000	2,072
Williams Scotsman International, Inc., 4.63%, 8/15/28, Callable 8/15/23 @ 102.31 (a)	1,000	1,034
Wyndham Hotels & Resorts, Inc., 4.38%, 8/15/28, Callable 8/15/23 @ 102.19 (a)	3,000	3,102
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (a)	1,000	1,006
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100 (a)	4,000	4,293
		129,403
Consumer Staples (4.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/15/25	1,920	1,948
Coty, Inc., 6.50%, 4/15/26, Callable 12/13/21 @ 104.88 (a)(n)	4,500	4,630
Edgewell Personal Care Co.
5.50%, 6/1/28, Callable 6/1/23 @ 102.75 (a)	1,000	1,046
4.13%, 4/1/29, Callable 4/1/24 @ 102.06 (a)	2,500	2,467
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 12/13/21 @ 104.25 (a)(n)	4,000	4,140
JBS USA Food Co., 5.75%, 1/15/28, Callable 7/15/22 @ 102.88 (a)	1,500	1,566
Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	7,000	8,170
Lamb Weston Holdings, Inc., 4.38%, 1/31/32, Callable 1/31/27 @ 102.19 (a)(l)	2,000	2,003
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (a)	3,000	3,271
Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13 (a)	5,000	5,007
Pilgrim's Pride Corp.
5.88%, 9/30/27, Callable 9/30/22 @ 102.94 (a)	3,000	3,162
3.50%, 3/1/32, Callable 9/1/26 @ 101.75 (a)	1,000	1,006
Post Holdings, Inc.
5.50%, 12/15/29, Callable 12/15/24 @ 102.75 (a)	2,500	2,659
4.63%, 4/15/30, Callable 4/15/25 @ 102.31 (a)	3,000	3,018
Spectrum Brands, Inc.
5.50%, 7/15/30, Callable 7/15/25 @ 102.75 (a)	500	542
3.88%, 3/15/31, Callable 3/15/26 @ 101.94 (a)	3,500	3,437
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (a)	1,500	1,499
U.S. Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38 (a)	6,000	6,073
		55,644
Energy (10.1%):
Apache Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	5,000	5,372
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25, Callable 12/15/22 @ 103.81 (a)	1,500	1,612

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Bonanza Creek Energy, Inc., 7.50%, 4/30/26, Callable 11/22/21 @ 107.5	$482	$487
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	2,000	1,939
California Resources Corp., 7.13%, 2/1/26, Callable 2/1/23 @ 103.57 (a)	3,000	3,165
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25, Callable 12/13/21 @ 104.13	3,000	2,971
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 12/13/21 @ 104.63 (a)	1,000	1,021
Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94 (a)	1,250	1,279
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 12/13/21 @ 105.5 (a)	2,000	2,065
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 4/1/25, Callable 12/13/21 @ 105.63 (a)	1,163	1,151
CSI Compressco LP/CSI Compressco Finance, Inc. (10.00% Cash or 7.25% Cash and 3.50% PIK), 10.00%, 4/1/26, Callable 4/1/23 @ 107.5 (a)(n)	3,781	3,510
DCP Midstream Operating LP
5.13%, 5/15/29, Callable 2/15/29 @ 100	2,000	2,269
6.75%, 9/15/37 (a)	2,030	2,713
DT Midstream, Inc., 4.38%, 6/15/31, Callable 6/15/26 @ 102.19 (a)	2,000	2,030
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28, Callable 5/1/24 @ 104.25 (a)	2,000	2,091
Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31 (a)	2,000	2,109
Energy Transfer LP, 7.12% (H15T5Y+531bps), Callable 5/15/30 @ 100 (d)(j)	1,500	1,568
Energy Transfer Operating LP, 3.14% (LIBOR03M+302bps), 11/1/66, Callable 12/13/21 @ 100 (d)	1,500	1,231
Enlink Midstream Partners LP, 6.00% (LIBOR03M+411bps), Callable 12/15/22 @ 100 (d)(j)	1,500	1,200
Enterprise Products Operating LLC, 2.90% (LIBOR03M+278bps), 6/1/67, Callable 12/13/21 @ 100 (d)	3,000	2,799
Enterprise TE Partners LP, 2.90% (LIBOR03M+278bps), 6/1/67, Callable 12/13/21 @ 100 (d)	3,000	2,520
EQT Corp., 7.50%, 2/1/30, Callable 11/1/29 @ 100	1,000	1,281
GenOn Energy, Inc., 9.88%, 10/15/20 (h)(i)	7,000	—
Hess Midstream Partners LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56 (a)	3,000	3,117
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	8,000	8,208
Laredo Petroleum, Inc., 10.13%, 1/15/28, Callable 1/15/23 @ 107.59	3,000	3,211
Lehman Brothers Holdings, 10.13%, 1/15/28 (o)	—	—
Martin Midstream Partners LP/Martin Midstream Finance Corp.
10.00%, 2/29/24, Callable 12/13/21 @ 102 (a)	480	490
11.50%, 2/28/25 (a)	1,750	1,822
MPLX LP, 6.88% (LIBOR03M+465bps), Callable 2/15/23 @ 100 (d)(j)	3,000	3,056
Murphy Oil Corp., 5.75%, 8/15/25, Callable 12/13/21 @ 102.88	6,000	6,158
Occidental Petroleum Corp.
8.50%, 7/15/27, Callable 1/15/27 @ 100	5,000	6,251
6.38%, 9/1/28, Callable 3/1/28 @ 100	5,000	5,845
8.88%, 7/15/30, Callable 1/15/30 @ 100	2,000	2,713
4.00%, 10/10/36	3,500	1,948
Ovintiv, Inc., 6.63%, 8/15/37	1,500	2,036
PDC Energy, Inc.
6.25%, 12/1/25, Callable 12/1/21 @ 103.13	5,000	5,117
5.75%, 5/15/26, Callable 12/13/21 @ 104.31	1,500	1,543
Petroleos Mexicanos, 6.63%, 6/15/35	7,000	6,770
Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	2,000	2,090
Southern Union Co., 3.14% (LIBOR03M+302bps), 11/1/66, Callable 12/13/21 @ 100 (d)	2,000	1,424

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Southwestern Energy Co.
7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (n)	$1,000	$1,075
5.38%, 2/1/29, Callable 2/1/24 @ 102.69 (a)	1,500	1,582
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29, Callable 5/15/24 @ 102.25	3,000	3,042
4.50%, 4/30/30, Callable 4/30/25 @ 102.25 (a)	2,000	2,018
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 3/1/23 @ 103 (a)	3,000	3,121
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28, Callable 1/15/23 @ 102.5	4,000	4,207
4.88%, 2/1/31, Callable 2/1/26 @ 102.44	2,000	2,157
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 12/13/21 @ 104.59 (a)(n)	335	336
Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75 (a)	2,500	2,577
Western Midstream Operating LP, 6.50%, 2/1/50, Callable 8/1/49 @ 100	4,000	4,788
		133,085
Financials (8.5%):
Adient Global Holdings Corp., 4.88%, 8/15/26, Callable 12/13/21 @ 102.44 (a)	6,000	6,113
AmTrust Financial Services, Inc., 6.13%, 8/15/23	5,000	5,050
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44 (a)	2,000	1,994
AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81 (a)	2,000	1,991
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,166
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	3,000	2,943
Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 12/13/21 @ 103.94 (a)	2,000	2,091
Ford Motor Credit Co. LLC
4.13%, 8/17/27, Callable 6/17/27 @ 100	6,250	6,621
5.11%, 5/3/29, Callable 2/3/29 @ 100	10,000	11,135
Genworth Holdings, Inc., 2.13% (LIBOR03M+200bps), 11/15/66, Callable 11/26/21 @ 100 (d)	2,000	1,250
Global Atlantic Fin Co., 4.70% (H15T5Y+380bps), 10/15/51, Callable 7/15/26 @ 100 (a)(d)	5,000	5,145
HUB International Ltd., 7.00%, 5/1/26, Callable 11/22/21 @ 103.5 (a)	3,000	3,101
ILFC E-Capital Trust II, 3.71%, 12/21/65, Callable 12/13/21 @ 100 (a)	2,000	1,715
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28, Callable 8/15/24 @ 102.5 (a)	1,500	1,521
LABL Escrow Issuer LLC
6.75%, 7/15/26, Callable 7/15/22 @ 103.38 (a)	1,000	1,036
10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (a)(k)	3,000	3,180
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN (h)	1,000	5
Lehman Brothers Treasury Co. BV, MTN (j)(q)	1,447	7
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13 (a)	2,000	1,981
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (a)	1,500	1,533
MetLife, Inc., 10.75%, 8/1/69, Callable 8/1/34 @ 100	2,000	3,425
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29, Callable 10/1/24 @ 102.63 (a)	3,000	3,049
Navient Corp.
6.75%, 6/25/25	5,000	5,500
6.75%, 6/15/26	5,000	5,515
5.63%, 8/1/33, MTN	6,000	5,701
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (d)(n)	1,000	1,085
Olympus Water US Holding Corp.
4.25%, 10/1/28, Callable 10/1/24 @ 102.13 (a)	2,000	1,968
6.25%, 10/1/29, Callable 10/1/24 @ 103.13 (a)	750	748

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
OneMain Finance Corp.
7.13%, 3/15/26	$6,000	$6,814
5.38%, 11/15/29, Callable 5/15/29 @ 100	2,000	2,139
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 5/15/29, Callable 5/15/24 @ 102.44 (a)	2,000	2,030
PPL Capital Funding, Inc., 2.80% (LIBOR03M+267bps), 3/30/67, Callable 12/13/21 @ 100 (d)	3,000	2,878
Summer BC Bidco B LLC, 5.50%, 10/31/26, Callable 7/15/23 @ 102.75 (a)	2,000	2,034
The Hanover Insurance Group, Inc., 8.21%, 2/3/27	3,000	3,339
The Hartford Financial Services Group, Inc., 2.25% (LIBOR03M+213bps), 2/12/67, Callable 12/13/21 @ 100 (a)(d)	2,000	1,928
		111,731
Health Care (6.5%):
Bausch Health Cos., Inc.
5.00%, 1/30/28, Callable 1/30/23 @ 102.5 (a)	4,000	3,704
5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (a)(k)	8,000	7,229
5.25%, 2/15/31, Callable 2/15/26 @ 102.63 (a)	1,000	900
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	2,500	2,700
CHS, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104 (a)	13,500	14,262
CHS/Community Health Systems, Inc., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44 (a)	3,000	3,086
DaVita, Inc.
4.63%, 6/1/30, Callable 6/1/25 @ 102.31 (a)	1,500	1,509
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	10,000	9,479
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	3,197
Encompass Health Corp.
5.75%, 9/15/25, Callable 12/13/21 @ 101.92	2,000	2,049
4.63%, 4/1/31, Callable 4/1/26 @ 102.31	500	514
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 11/16/21 @ 103.25 (a)	2,000	1,985
HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25 (a)	750	758
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (a)	6,000	6,298
Organon Finance 1 LLC, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06 (a)	2,000	2,027
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.38%, 6/1/25, Callable 6/1/22 @ 103.69 (a)(k)	598	628
7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (a)	1,218	1,297
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (a)	2,000	1,933
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13 (a)	2,500	2,617
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 11/26/21 @ 101.59 (a)	1,000	892
Tenet Healthcare Corp.
5.13%, 11/1/27, Callable 11/1/22 @ 102.56 (a)	8,000	8,365
6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (a)	5,000	5,251
6.88%, 11/15/31	3,000	3,458
US Acute Care Solutions, 6.38%, 3/1/26, Callable 3/1/23 @ 103.19 (a)	2,000	2,075
		86,213
Industrials (8.6%):
ADT Security Corp., 4.88%, 7/15/32 (a)	3,000	2,998
American Airlines, Inc., 11.75%, 7/15/25 (a)	2,000	2,478
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	3,000	3,229
Atkore, Inc., 4.25%, 6/1/31, Callable 6/1/26 @ 102.13 (a)	2,000	2,031
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27, Callable 7/15/22 @ 102.88 (a)(n)	1,000	1,045
5.38%, 3/1/29, Callable 3/1/24 @ 102.69 (a)(n)	2,000	2,111
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 12/13/21 @ 104.25 (a)	3,000	3,000
Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13 (a)	1,000	1,009
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06 (a)	2,000	2,030

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Covanta Holding Corp., 5.00%, 9/1/30, Callable 9/1/25 @ 102.5	$1,000	$995
Delta Air Lines, Inc., 7.38%, 1/15/26, Callable 12/15/25 @ 100	2,000	2,351
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (n)	1,000	1,041
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 1/15/22 @ 103.13 (a)	2,500	2,586
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 12/15/23 @ 101.94 (a)	2,000	1,992
Howmet Aerospace, Inc., 5.95%, 2/1/37	5,000	6,019
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	4,000	4,158
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 12/13/21 @ 105.34 (a)	2,500	2,628
Matthews International Corp., 5.25%, 12/1/25, Callable 12/13/21 @ 102.63 (a)(n)	3,500	3,597
Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102 (a)	1,000	1,019
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 8/31/27, Callable 8/31/26 @ 100 (a)	1,000	958
6.25%, 1/15/28, Callable 1/15/23 @ 103.13 (a)	10,000	10,252
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19 (a)	500	510
RR Donnelley & Sons Co., 8.25%, 7/1/27, Callable 7/1/23 @ 106.19 (n)	2,850	3,342
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	2,000	1,978
Spirit AeroSystems, Inc., 5.50%, 1/15/25, Callable 10/15/22 @ 102.75 (a)	1,500	1,567
Spirit Airlines Pass Through Trust, 4.10%, 10/1/29	1,979	2,070
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	75	84
Standard Industries, Inc., 3.38%, 1/15/31, Callable 7/15/25 @ 101.69 (a)	6,000	5,568
Terex Corp., 5.00%, 5/15/29, Callable 5/15/24 @ 102.5 (a)	3,000	3,074
Textron Financial Corp., 1.86% (LIBOR03M+174bps), 2/15/42, Callable 11/26/21 @ 100 (a)(d)	5,000	4,404
The ADT Security Corp., 4.13%, 8/1/29, Callable 8/1/28 @ 100 (a)	2,000	1,972
TransDigm, Inc.
7.50%, 3/15/27, Callable 3/15/22 @ 103.75	5,000	5,252
5.50%, 11/15/27, Callable 11/15/22 @ 102.75	7,000	7,177
4.88%, 5/1/29, Callable 5/1/24 @ 102.44	5,000	5,015
U.S. Airways Pass Through Trust, 3.95%, 5/15/27	2,331	2,373
Uber Technologies, Inc., 7.50%, 9/15/27, Callable 9/15/22 @ 105.63 (a)	3,000	3,283
United Airlines Pass Through Trust, 4.88%, 7/15/27	25	26
United Airlines, Inc.
4.38%, 4/15/26, Callable 10/15/25 @ 100 (a)	250	259
4.63%, 4/15/29, Callable 10/15/28 @ 100 (a)	250	258
United Rentals North America, Inc., 4.00%, 7/15/30, Callable 7/15/25 @ 102	3,000	3,062
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 12/13/21 @ 104.13 (a)	3,000	2,971
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (a)	1,000	1,104
		112,876
Information Technology (3.7%):
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000	1,975
Avaya, Inc., 6.13%, 9/15/28, Callable 9/15/23 @ 103.06 (a)	2,500	2,603
Brightstar Escrow Corp., 9.75%, 10/15/25, Callable 10/15/22 @ 104.88 (a)	2,000	2,145
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (a) (n)	6,000	6,723

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Colt Merger Sub, Inc.
5.75%, 7/1/25, Callable 7/1/22 @ 102.88 (a)	$1,000	$1,050
6.25%, 7/1/25, Callable 7/1/22 @ 103.13 (a)	6,000	6,316
CommScope Technologies LLC
6.00%, 6/15/25, Callable 11/22/21 @ 102 (a)	3,200	3,166
5.00%, 3/15/27, Callable 3/15/22 @ 102.5 (a)(n)	6,000	5,573
Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72 (a)	1,500	1,512
Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25 (a)	1,500	1,563
J2 Global, Inc., 4.63%, 10/15/30, Callable 10/15/25 @ 102.21 (a)	1,304	1,366
NCR Corp.
5.13%, 4/15/29, Callable 4/15/24 @ 102.56 (a)	3,000	3,069
6.13%, 9/1/29, Callable 9/1/24 @ 103.06 (a)	3,000	3,224
Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 (a)	1,500	1,538
Switch Ltd., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06 (a)	2,000	2,014
Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	3,000	3,028
Unisys Corp., 6.88%, 11/1/27, Callable 11/1/23 @ 103.44 (a)	2,000	2,180
		49,045
Materials (5.7%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	1,456	1,590
Arconic Corp., 6.13%, 2/15/28, Callable 2/15/23 @ 103.06 (a)	1,200	1,266
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29, Callable 5/15/24 @ 102 (a)	2,500	2,489
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (a)	3,000	2,993
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 2/15/24 @ 101.69 (a)	3,000	2,854
Bway Holding Co., 7.25%, 4/15/25, Callable 12/13/21 @ 101.81 (a)	8,000	7,752
Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44 (a)(n)	4,000	4,169
Diamond Bc BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31 (a)	2,000	2,016
Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 3/1/25 @ 102.13	3,500	3,695
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38 (a)	2,000	2,037
Kaiser Aluminum Corp., 4.50%, 6/1/31, Callable 6/1/26 @ 102.25 (a)	3,000	2,951
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25, Callable 12/15/22 @ 102.13 (a)	2,000	2,066
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81 (a)	7,000	7,045
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38 (a)	3,000	3,118
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	2,000	2,120
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28, Callable 10/15/24 @ 102.19 (a)	2,000	1,975
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 12/3/21 @ 101.56 (a)	4,000	4,073
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 4.00%, 10/15/27, Callable 10/15/23 @ 102 (a)	1,000	978
SCIH Salt Holdings, Inc.
4.88%, 5/1/28, Callable 5/1/24 @ 102.44 (a)	2,000	1,956
6.63%, 5/1/29, Callable 5/1/24 @ 103.31 (a)(n)	1,000	941
The Chemours Co.
5.38%, 5/15/27, Callable 2/15/27 @ 100 (n)	1,000	1,061
5.75%, 11/15/28, Callable 11/15/23 @ 102.88 (a)	3,000	3,089
4.63%, 11/15/29, Callable 11/15/24 @ 102.31 (a)	3,000	2,889
The Scotts Miracle-Gro Co., 4.38%, 2/1/32, Callable 8/1/26 @ 102.19 (a)	2,000	2,011
Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @ 102.31 (a)	4,000	3,923
United States Steel Corp., 6.25%, 3/15/26 (n)	1,000	1,031
Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81 (a)	1,000	979
Venator Finance SARL/Venator Materials LLC, 5.75%, 7/15/25, Callable 12/13/21 @ 102.88 (a)(n)	2,000	1,869
		74,936

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Real Estate (1.4%):
Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 104.88	$3,000	$3,259
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.88%, 2/15/29, Callable 11/15/28 @ 100 (a)	3,750	3,972
Outfront Media Capital LLC/Outfront Media Capital Corp.
6.25%, 6/15/25, Callable 6/15/22 @ 103.13 (a)	2,000	2,100
4.63%, 3/15/30, Callable 3/15/25 @ 102.31 (a)	1,000	1,000
Service Properties Trust
4.95%, 2/15/27, Callable 8/15/26 @ 100	2,000	1,970
4.95%, 10/1/29, Callable 7/1/29 @ 100	4,000	3,860
Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63 (a)	2,000	2,039
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	750	787
		18,987
Utilities (2.8%):
Calpine Corp.
4.50%, 2/15/28, Callable 2/15/23 @ 102.25 (a)	3,000	3,038
4.63%, 2/1/29, Callable 2/1/24 @ 102.31 (a)	10,000	9,723
FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100 (a)	1,500	1,895
Genesis Energy LP, 6.50%, 10/1/25, Callable 12/13/21 @ 103.25	2,000	1,970
NRG Energy, Inc.
5.75%, 1/15/28, Callable 1/15/23 @ 102.88	3,000	3,181
3.63%, 2/15/31, Callable 2/15/26 @ 101.81 (a)	1,000	974
Pacific Gas and Electric Co., 4.20%, 6/1/41, Callable 12/1/40 @ 100	3,000	3,023
PG&E Corp.
5.00%, 7/1/28, Callable 7/1/23 @ 102.5 (n)	1,000	1,040
5.25%, 7/1/30, Callable 7/1/25 @ 102.63	3,000	3,135
Talen Energy Supply LLC, 7.25%, 5/15/27, Callable 5/15/22 @ 103.63 (a)(n)	2,000	1,916
Vistra Operations Co. LLC
5.00%, 7/31/27, Callable 7/31/22 @ 102.5 (a)	5,000	5,120
4.38%, 5/1/29, Callable 5/1/24 @ 102.19 (a)	1,500	1,481
		36,496
Total Corporate Bonds (Cost $905,274)		952,530

Yankee Dollars (16.6%)
Communication Services (1.9%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103 (a)	8,000	7,598
Altice France SA
8.13%, 2/1/27, Callable 2/1/22 @ 106.09 (a)	3,000	3,224
5.50%, 10/15/29, Callable 10/15/24 @ 102.75 (a)	3,000	2,941
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 5/25/24, Callable 11/26/21 @ 104.38 (a)(n)	2,500	2,600
8.75%, 5/25/24, Callable 11/26/21 @ 104.38 (a)	1,195	1,241
LCPR Seniorr Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 102.56 (a)	1,500	1,520
Telecom Italia Capital SA, 7.20%, 7/18/36	5,000	6,081
		25,205
Consumer Discretionary (1.5%):
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28, Callable 9/15/22 @ 101.94 (a)	3,000	2,992
IHO Verwaltungs GmbH (6.38% Cash or 7.13% PIK), 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a)	3,024	3,275

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
International Game Technology PLC
6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	$2,000	$2,223
6.25%, 1/15/27, Callable 7/15/26 @ 100 (a)	3,000	3,379
Jaguar Land Rover Automotive PLC, 5.88%, 1/15/28, Callable 1/15/24 @ 102.94 (a)	1,500	1,496
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31 (a)	3,000	3,045
Melco Reosrts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69 (a)	2,000	1,968
Melco Resorts Finance Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88 (a)	1,000	997
		19,375
Consumer Staples (0.7%):
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (a)	4,000	4,317
Leviathan Bond Ltd., 6.75%, 6/30/30, Callable 12/30/29 @ 100 (a)	2,000	2,213
Minerva Luxembourg SA, 5.88%, 1/19/28, Callable 1/19/23 @ 102.94 (a)(n)	3,000	3,205
		9,735
Energy (2.2%):
Baytex Energy Corp., 8.75%, 4/1/27, Callable 4/1/23 @ 106.56 (a)	3,000	3,204
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	2,000	2,002
Ithaca Energy North Sea PLC, 9.00%, 7/15/26, Callable 7/15/23 @ 104.5 (a)	2,000	2,062
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 10/15/22 @ 102.81 (a)	3,000	3,104
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100	6,000	5,264
Petroleos Mexicanos
6.84%, 1/23/30, Callable 10/23/29 @ 100	5,000	5,224
5.95%, 1/28/31, Callable 10/28/30 @ 100 (n)	3,000	2,952
Tecpetrol SA, 4.88%, 12/12/22, Callable 11/23/21 @ 102.44 (a)(n)	1,000	999
Transportadora de Gas del Sur SA, 6.75%, 5/2/25, Callable 5/2/22 @ 103.38 (a)	2,415	2,256
Tullow Oil PLC, 10.25%, 5/15/26, Callable 5/6/23 @ 105 (a)	1,500	1,577
		28,644
Financials (3.2%):
Altice Financing SA
5.00%, 1/15/28, Callable 1/15/23 @ 102.5 (a)	6,000	5,780
5.75%, 8/15/29, Callable 8/15/24 @ 102.88 (a)(n)	2,500	2,462
BBVA Bancomer SA, 5.87% (H15T5Y+431bps), 9/13/34, Callable 9/13/29 @ 100 (a)(d)	4,500	4,909
Deutsche Bank AG
5.88% (SOFR+544bps), 7/8/31, Callable 4/8/30 @ 100 (d)	4,000	4,699
4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (d)	7,000	7,610
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)	2,000	2,221
Natwest Group PLC, 2.45% (LIBOR03M+232bps), Callable 9/30/27 @ 100 (d)(j)(n)	2,000	1,990
UniCredit SpA, 7.30% (USISDA05+491bps), 4/2/34, Callable 4/2/29 @ 100 (a)(d)	10,000	12,021
		41,692
Health Care (0.9%):
Bausch Health Cos., Inc.
6.13%, 4/15/25, Callable 12/13/21 @ 102.04 (a)	1,000	1,019
7.25%, 5/30/29, Callable 5/30/24 @ 103.63 (a)	5,000	5,070
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28, Callable 12/1/27 @ 100 (n)	3,000	3,300
4.10%, 10/1/46	3,000	2,498
		11,887

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Industrials (1.8%):
Air Canada Pass Through Trust, 4.13%, 11/15/26 (a)	$5,106	$5,185
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28, Callable 12/15/23 @ 102.06 (a)	1,000	1,009
Bombardier, Inc.
7.50%, 3/15/25, Callable 12/13/21 @ 102.5 (a)	8,000	8,208
7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (a)(n)	5,000	5,200
Danaos Corp., 8.50%, 3/1/28, Callable 3/1/24 @ 104.25 (a)(n)	1,000	1,101
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (a)	2,967	3,294
		23,997
Materials (3.3%):
Alcoa Nederland Holding, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (a)	3,000	3,218
Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06 (a)	3,000	3,120
ArcelorMittal, 7.00%, 10/15/39	4,000	5,580
Cemex SAB de CV, 5.45%, 11/19/29, Callable 11/19/24 @ 102.73 (a)	3,000	3,248
Eldorado Gold Corp., 6.25%, 9/1/29, Callable 9/1/24 @ 103.13 (a)	2,000	2,030
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/23 @ 102.5 (a)	2,000	2,028
First Quantum Minerals Ltd., 7.50%, 4/1/25, Callable 11/22/21 @ 103.75 (a)	10,000	10,346
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 12/13/21 @ 109 (a)(n)	2,000	2,122
Intertape Polymer Group, Inc., 4.38%, 6/15/29, Callable 6/15/24 @ 102.19 (a)	1,000	1,006
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	5,000	5,298
Mineral Resources Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)	3,000	3,245
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 5/15/24 @ 102.13 (a)(n)	2,000	1,977
		43,218
Real Estate (0.1%):
Vertical Holdco GmbH, 7.63%, 7/15/28, Callable 7/15/23 @ 103.81 (a)	1,000	1,060

Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (a)(n)	1,500	1,362

Utilities (0.9%):
AES Gener SA, 7.12% (USSW5+464bps), 3/26/79, Callable 4/7/24 @ 100 (a)(d)	3,000	3,147
Comision Federal de Electricidad, 3.35%, 2/9/31, Callable 11/9/30 @ 100 (a)(n)	1,200	1,159
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a)(d)(j)	3,000	3,110
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (a)(n)	2,555	2,612
ENEL SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a)(d)	1,975	2,233
		12,261
Total Yankee Dollars (Cost $203,768)		218,436

Municipal Bonds (0.3%)
Illinois (0.2%):
City of Chicago, GO, Series B, 7.05%, 1/1/29	1,720	1,972

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
New Jersey (0.1%):
South Jersey Transportation Authority Revenue, Series B, 3.36%, 11/1/28	$1,375	$1,478
Total Municipal Bonds (Cost $3,095)		3,450

Commercial Paper (5.1%) (p)
Aviation Captial Group, 0.27%, 11/1/21 (a)	13,000	13,000
Cabot Corp., 0.37%, 11/1/21 (a)	7,600	7,600
Constellation Brands, Inc., 0.91%, 11/1/21 (a)	7,500	7,500
Energy Transfer Operating LP, 0.17%, 11/2/21 (a)	10,000	10,000
Hannover Funding Co. LLC, 0.25%, 11/4/21 (a)	13,500	13,500
Intercontinental Exchange, Inc., 0.39%, 11/4/21 (a)	10,000	9,999
Oge Energy Corp., 0.20%, 11/4/21 (a)	4,000	4,000
One Gas, Inc., 0.11%, 11/4/21 (a)	2,000	2,000
Total Commercial Paper (Cost $67,599)		67,599

Collateral for Securities Loaned^ (2.4%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (r)	32,426,159	32,426
Total Collateral for Securities Loaned (Cost $32,426)		32,426
Total Investments (Cost $1,288,458) — 102.3%		1,349,901
Liabilities in excess of other assets — (2.3)%		(30,749)
NET ASSETS - 100.00%		$1,319,152

At October 31, 2021, the Fund's investments in foreign securities were 16.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2021, the fair value of these securities was $765,885 (thousands) and amounted to 58.1% of net assets.
(b)	Amount represents less than 0.05% of net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2021.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2021.
(e)	Security is interest only.
(f)	Rounds to less than $1 thousand.
(g)	Non-income producing security.
(h)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2021, illiquid securities were 0.2% of net assets.
(i)	Security was fair valued based using significant unobservable inputs as of October 31, 2021.
(j)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(l)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(m)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(n)	All or a portion of this security is on loan.
(o)	Currently the issuer is in default with respect to interest and/or principal payments.
(p)	Rate represents the effective yield at October 31, 2021.
(q)	Zero-coupon bond.
(r)	Rate disclosed is the daily yield on October 31, 2021.

ADR—American Depositary Receipt
bps—Basis points
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
ULC—Unlimited Liability Co.
USISDA05—5 Year ICE Swap Rate, rate disclosed as of October 31, 2021.
USSW10—USD 10 Year Swap Rate, rate disclosed as of October 31, 2021
USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2021.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (5.9%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$8,500	$8,460
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 6/18/22 @ 100	1,921	1,948
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24, Callable 12/18/22 @ 100	4,000	4,075
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 6/18/22 @ 100	2,429	2,439
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22, Callable 12/20/21 @ 100 (a)	1,000	1,001
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 4/20/24 @ 100 (a)	5,250	5,566
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class B, 2.65%, 3/20/26, Callable 4/20/25 @ 100 (a)	12,500	12,854
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	7,500	7,883
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 5/20/23 @ 100 (a)	3,485	3,510
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,579	1,583
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	2,300	2,370
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 4/19/22 @ 100 (a)	1,590	1,611
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	1,250	1,266
CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25, Callable 11/15/22 @ 100	1,470	1,520
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 11/15/23 @ 100	3,611	3,742
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,924	1,988
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 11/15/23 @ 100	5,471	5,607
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 5/15/24 @ 100 (a)	2,425	2,427
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 4/14/24 @ 100 (a)	2,000	2,026
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	2,929	2,900
Chesapeake Funding LLC, Series 2018-3A, Class C, 3.81%, 1/15/31, Callable 10/15/22 @ 100 (a)	6,000	6,175
CIT Education Loan Trust, Series 2007-1, Class B, 0.43% (LIBOR03M+30bps), 6/25/42, Callable 9/25/31 @ 100 (a)(b)	3,902	3,608
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 2/15/24 @ 100	1,100	1,132
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84%, 6/16/25, Callable 4/15/23 @ 100 (a)	1,554	1,561
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	5,885	5,845
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	2,327	2,317
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 1/15/24 @ 100 (a)	4,118	4,217
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 5/20/24 @ 100 (a)	1,574	1,574
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	5,667	5,547

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 12/15/22 @ 100 (a)	$2,046	$2,041
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/25, Callable 8/15/23 @ 100 (a)	14,770	15,219
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	1,978	1,982
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	8,000	8,223
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 11/15/23 @ 100 (a)	2,873	2,884
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	5,625	5,755
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 4/15/23 @ 100 (a)	4,463	4,539
First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26, Callable 2/15/23 @ 100 (a)	3,880	3,907
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 1/15/23 @ 100 (a)	3,150	3,259
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/26 (a)	6,538	6,385
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 12/15/23 @ 100 (a)	3,898	4,221
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 10/15/23 @ 100 (a)	1,176	1,222
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,333	5,468
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	4,000	4,106
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	3,281	3,264
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25 (a)	5,500	5,465
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 9/15/23 @ 100 (a)	2,775	2,809
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 10/16/23 @ 100	1,500	1,545
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28 (a)	9,000	8,865
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (a)	4,467	4,427
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27 (a)	3,667	3,682
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	2,000	2,002
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 1/20/23 @ 100 (a)	3,846	3,885
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100 (a)	7,686	7,623
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100 (a)	2,700	2,727
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 11/25/24 @ 100 (a)	4,853	4,838
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 6/25/24 @ 100 (a)	7,342	7,334
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	834	853
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	1,615	1,597
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	4,500	4,449
MMAF Equipment Finance LLC, Series 2017-A, Class A5, 2.68%, 7/16/27, Callable 11/16/24 @ 100 (a)	2,750	2,790
MMAF Equipment Finance LLC, Series 2015-A, Class A5, 2.49%, 2/19/36, Callable 3/16/23 @ 100 (a)	919	922
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 4/20/27 @ 100 (a)	1,713	1,692

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Navient Student Loan Trust, Series 2018-2A, Class B, 1.24% (LIBOR01M+115bps), 3/25/67, Callable 10/25/33 @ 100 (a)(b)	$3,500	$3,416
Navient Student Loan Trust, Series 2015-2, Class B, 1.59% (LIBOR01M+150bps), 8/25/50, Callable 1/25/30 @ 100 (b)	3,000	3,015
Nelnet Student Loan Trust, Series 2005-4, Class B, 0.41% (LIBOR03M+28bps), 9/22/35, Callable 6/22/28 @ 100 (b)	963	867
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 4/20/23 @ 100 (a)	15,625	16,289
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	8,813	8,244
OSCAR U.S. Funding Trust LLC, Series 2018-1A, Class A4, 3.50%, 5/12/25 (a)	3,095	3,149
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100 (a)	3,938	3,877
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	4,400	4,349
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	15,545	17,747
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (a)	1,500	1,608
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 10/20/23 @ 100 (a)	3,500	3,467
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 6/20/25 @ 100 (a)	10,000	10,019
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 6/20/25 @ 100 (a)	3,824	3,876
SLM Student Loan Trust, Series 2006-10, Class B, 0.34% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	1,718	1,622
SLM Student Loan Trust, Series 2007-1, Class B, 0.34% (LIBOR03M+22bps), 1/27/42, Callable 7/25/29 @ 100 (b)	5,998	5,659
SLM Student Loan Trust, Series 2003-14, Class B, 0.67% (LIBOR03M+55bps), 10/25/65, Callable 10/25/29 @ 100 (b)	1,415	1,352
SLM Student Loan Trust, Series 2005-9, Class B, 0.42% (LIBOR03M+30bps), 1/25/41, Callable 4/25/31 @ 100 (b)	1,295	1,227
SLM Student Loan Trust, Series 2006-9, Class B, 0.35% (LIBOR03M+23bps), 1/25/41, Callable 4/25/33 @ 100 (b)	4,271	4,050
SLM Student Loan Trust, Series 2007-7, Class B, 0.87% (LIBOR03M+75bps), 10/27/70, Callable 4/25/24 @ 100 (b)	5,740	5,526
SLM Student Loan Trust, Series 2012-6, Class B, 1.09% (LIBOR01M+100bps), 4/27/43, Callable 11/25/28 @ 100 (b)	20,862	20,472
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	10,417	10,842
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a)(c)	5,500	5,432
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24, Callable 2/10/22 @ 100 (a)	3,000	3,030
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (a)	1,400	1,449
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	7,850	7,905
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	9,000	8,997
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, 3/15/24, Callable 11/15/22 @ 100 (a)	699	701
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	946	949
Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.62%, 7/15/26, Callable 2/15/25 @ 100 (a)	6,500	6,470
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 10/15/22 @ 100	4,000	4,113
Total Asset-Backed Securities (Cost $410,859)		416,451

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (4.6%)
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a)(c)	$4,000	$4,033
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	9,027	9,490
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.66%, 7/10/44 (c)	1,937	278
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 3/15/27 @ 100	5,600	6,035
BANK, Series 2019-BN24, Class ASB, 2.93%, 11/15/62, Callable 3/15/29 @ 100	7,123	7,550
BPR Trust, Series 2021-TY, Class C, 1.78% (LIBOR01M+170bps), 9/23/23 (a)(b)	1,538	1,538
BPR Trust, Series 2021-TY, Class A, 1.13% (LIBOR01M+105bps), 9/23/23 (a)(b)	4,904	4,907
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.17% (LIBOR01M+108bps), 10/15/36 (a)(b)	5,246	5,244
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 12/30/30 (a)	1,875	1,933
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	9,231	9,788
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53, Callable 3/15/29 @ 100	6,000	6,364
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	10,000	10,289
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable 6/10/24 @ 100	5,531	5,751
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable 7/10/24 @ 100	4,000	4,254
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	8,100	8,520
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (c)	2,000	2,163
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (c)	6,300	6,827
COMM Mortgage Trust, Series 2012-CCRE3, Class AM, 3.42%, 10/15/45, Callable 10/15/22 @ 100 (a)	5,925	5,948
COMM Mortgage Trust, Series 2012-CCRE4, Class AM, 3.25%, 10/15/45, Callable 10/15/22 @ 100	8,600	8,660
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	3,500	3,489
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (c)	2,500	2,663
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	10,500	11,081
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.69%, 10/15/45, Callable 8/15/22 @ 100 (c)(d)	53,051	556
COMM Mortgage Trust, Series 2012-CCRE1, Class XA, 1.87%, 5/15/45, Callable 5/15/22 @ 100 (c)(d)	26,085	70
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (a)	2,500	2,575
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	4,750	4,844
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (a)	2,500	2,601
Extended Stay America Trust, Series 2021-ESH, Class B, 1.47% (LIBOR01M+138bps), 7/15/38 (a)(b)	5,029	5,036
Federal Home Loan Mortgage Corp., Series KIR1, Class A2, 2.85%, 3/25/26, Callable 3/25/26 @ 100	12,000	12,716
Federal Home Loan Mortgage Corp., Series KC02, Class A2, 3.37%, 7/25/25, Callable 7/25/25 @ 100	10,000	10,459

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp., Series K020, Class X1, 1.34%, 5/25/22, Callable 2/25/22 @ 100 (c)(d)	$79,137	$351
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29, Callable 9/25/29 @ 100 (a)(c)	10,000	10,824
GS Mortgage Securities Corp., Series 2013-GC10, Class AS, 3.28%, 2/10/46, Callable 1/10/23 @ 100	5,000	5,111
GS Mortgage Securities Corp., Series 2005-ROCK, Class X1, 0.21%, 5/3/32 (a)(c)(d)	190,667	1,705
GS Mortgage Securities Corp., Series 2013-GC10, Class B, 3.68%, 2/10/46, Callable 1/10/23 @ 100 (a)	10,000	10,235
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	4,667	4,672
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	2,000	1,994
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 1.76%, 5/10/45, Callable 5/10/22 @ 100 (c)(d)	8,849	16
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 12/13/29 @ 100	4,231	4,474
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45, Callable 2/10/22 @ 100	821	823
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)	2,500	2,473
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 2/15/24 @ 100 (c)	9,000	9,478
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.71%, 11/15/43, Callable 11/15/21 @ 100 (a)(c)	8,983	9,144
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class B, 4.82%, 5/15/45, Callable 4/15/22 @ 100 (c)	10,697	10,810
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class AS, 4.27%, 6/15/45, Callable 6/15/22 @ 100	11,745	11,916
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	8,000	8,099
Morgan Stanley Bank of America Merrill Lynch Trust, Series C9, Class AS, 3.46%, 5/15/46, Callable 4/15/23 @ 100	3,200	3,293
Morgan Stanley Capital Trust, Series 2012-C4, Class AS, 3.77%, 3/15/45, Callable 3/15/22 @ 100	3,000	3,002
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.03%, 5/15/48, Callable 6/15/25 @ 100 (c)	7,000	7,495
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	5,200	5,356
UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, 5/10/45, Callable 4/10/22 @ 100	15,000	15,154
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.99%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)(d)	38,146	63
UBS Commercial Mortgage Trust, Series 2012-C1, Class AS, 4.17%, 5/10/45, Callable 4/10/22 @ 100	9,375	9,448
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class ASEC, 4.18%, 5/10/63, Callable 7/10/22 @ 100 (a)	2,313	2,357
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	4,000	3,969
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.72%, 10/15/45, Callable 9/15/22 @ 100 (a)(c)(d)	22,225	174
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	5,000	5,036
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45, Callable 6/15/22 @ 100 (c)	10,000	10,071
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.35%, 5/15/45, Callable 4/15/23 @ 100	5,000	5,155
Total Collateralized Mortgage Obligations (Cost $323,041)		328,360

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Preferred Stocks (1.0%)
Consumer Staples (0.4%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (e)	200,000	$5,704
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(e)	252,520	25,252
		30,956
Financials (0.0%):(f)
Citigroup Capital, 6.50% (LIBOR03M+637bps), 10/30/40 (b)	40,000	1,098

Real Estate (0.6%):
Equity Residential, cumulative redeemable, Series K, 8.29% (e)	111,611	6,879
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50% (e)	219,731	13,962
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (e)	284,623	19,852
		40,693
Total Preferred Stocks (Cost $61,030)		72,747

Senior Secured Loans (0.1%)
CSC Holdings LLC, 2017 Term Loan, First Lien, 2.34% (LIBOR01M+225bps), 7/17/25 (b)	$2,350	2,293
Terex International Financial Services Co., Incremental U.S. Term Loan, First Lien, 2.75% (LIBOR03M+200bps), 1/31/24 (b)	1,830	1,828
Total Senior Secured Loans (Cost $4,167)		4,121

Corporate Bonds (40.6%)
Communication Services (2.2%):
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100	5,000	5,773
3.10%, 2/1/43, Callable 8/1/42 @ 100	10,000	9,674
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100	3,000	3,386
CenturyLink, Inc.
5.80%, 3/15/22	10,000	10,136
6.75%, 12/1/23	2,000	2,196
Charter Communications Operating LLC, 6.38%, 10/23/35, Callable 4/23/35 @ 100	5,000	6,496
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 2/1/32, Callable 11/1/31 @ 100	2,500	2,369
3.50%, 6/1/41, Callable 12/1/40 @ 100	10,000	9,811
Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	15,000	17,002
CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (a)	3,000	3,098
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	10,000	11,013
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	7,600	8,780
Qwest Corp., 6.75%, 12/1/21	5,000	5,019
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,857	3,016
3.88%, 4/15/30, Callable 1/15/30 @ 100	15,000	16,409
2.55%, 2/15/31, Callable 11/15/30 @ 100	10,000	9,924
Verizon Communications, Inc.
2.10%, 3/22/28, Callable 1/22/28 @ 100	3,500	3,511
1.75%, 1/20/31, Callable 10/20/30 @ 100	8,000	7,551
4.40%, 11/1/34, Callable 5/1/34 @ 100	5,000	5,835
4.13%, 8/15/46	5,000	5,853
2.88%, 11/20/50, Callable 5/20/50 @ 100	3,000	2,860
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100 (g)	7,000	7,584
		157,296

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (2.2%):
Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	$9,000	$10,593
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	7,200	8,367
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	6,500	6,251
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	5,245	5,186
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	10,000	10,779
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	8,000	8,123
Marriott International, Inc.
5.75%, 5/1/25, Callable 4/1/25 @ 100	194	220
4.63%, 6/15/30, Callable 3/15/30 @ 100	2,333	2,657
2.85%, 4/15/31, Callable 1/15/31 @ 100	8,000	8,050
Mattel, Inc., 3.38%, 4/1/26, Callable 4/1/23 @ 101.69 (a)	500	515
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	2,109
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	1,332	1,312
Nordstrom, Inc.
4.38%, 4/1/30, Callable 1/1/30 @ 100 (g)	2,000	2,036
4.25%, 8/1/31, Callable 5/1/31 @ 100 (g)	4,250	4,255
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	13,000	13,083
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	5,000	5,692
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	5,367	5,341
Smithsonian Institution
1.51%, 9/1/26	1,250	1,250
1.61%, 9/1/27	1,150	1,146
2.65%, 9/1/39	2,000	2,023
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	8,000	8,192
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100 (a)	13,800	13,586
The Art Institute of Chicago, 3.23%, 3/1/22	2,750	2,772
Tufts University, 3.10%, 8/15/51, Callable 2/15/51 @ 100	9,500	10,200
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	5,855
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	1,171
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	8,000	8,356
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26 (a)	7,105	7,525
YMCA of Greater New York, 2.30%, 8/1/26, Callable 5/1/26 @ 100	1,300	1,313
		157,958
Consumer Staples (1.7%):
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	6,500	6,162
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/1/36, Callable 8/1/35 @ 100	20,000	24,192
Anheuser-Busch InBev Worldwide, Inc.,
4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	7,647
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	15,000	16,075
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	12,000	12,093
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100	13,645	13,368
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	5,628
Keurig Dr Pepper, Inc.
4.60%, 5/25/28, Callable 2/25/28 @ 100	4,143	4,768
4.99%, 5/25/38, Callable 11/25/37 @ 100	4,667	5,842
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	6,000	6,504
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,085
1.85%, 2/15/31, Callable 11/15/30 @ 100	2,000	1,919
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	7,000	8,440
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	5,000	5,423
		123,146

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Energy (4.0%):
Boardwalk Pipelines LP
4.95%, 12/15/24, Callable 9/15/24 @ 100	$5,000	$5,488
4.45%, 7/15/27, Callable 4/15/27 @ 100	10,000	11,111
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	10,000	9,696
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	17,364	18,420
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100 (a)	8,667	8,543
Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100	7,500	8,259
ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	7,500	8,533
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)	10,000	9,505
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	6,000	6,482
Energy Transfer Operating LP
4.75%, 1/15/26, Callable 10/15/25 @ 100	5,000	5,531
3.14% (LIBOR03M+302bps), 11/1/66, Callable 12/13/21 @ 100 (b)	8,510	6,984
Enterprise TE Partners LP, 2.90% (LIBOR03M+278bps), 6/1/67, Callable 12/13/21 @ 100 (b)	3,000	2,520
EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	5,000	5,670
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	3,437	3,568
EQT Corp., 7.50%, 2/1/30, Callable 11/1/29 @ 100	6,594	8,444
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	8,000	8,248
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	8,500	8,848
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	6,500	6,554
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	5,333	5,595
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31, Callable 2/1/26 @ 103 (a)	3,569	3,665
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	12,000	13,083
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	5,887
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	16,500	17,618
Murphy Oil Corp.
5.75%, 8/15/25, Callable 12/13/21 @ 102.88	5,000	5,132
6.38%, 7/15/28, Callable 7/15/24 @ 103.19	100	105
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	5,067	5,548
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	1,750	1,867
Occidental Petroleum Corp.
3.40%, 4/15/26, Callable 1/15/26 @ 100	5,000	5,096
4.40%, 8/15/49, Callable 2/15/49 @ 100	5,000	4,998
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	5,000	5,899
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	5,000	4,757
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	13,750	14,346
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	6,500	6,955
4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	3,000	3,194
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	5,000	5,973
Schlumberger Holdings Corp.
4.00%, 12/21/25, Callable 9/21/25 @ 100 (a)	961	1,048
3.90%, 5/17/28, Callable 2/17/28 @ 100 (a)	14,669	16,090
Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100	2,000	2,180
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	5,000	5,498
TransCanada PipeLines Ltd., 2.33% (LIBOR03M+221bps), 5/15/67, Callable 12/13/21 @ 100 (b)(g)	10,124	8,898
		285,836

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Financials (12.0%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	$6,000	$6,087
American Honda Finance Corp., 1.30%, 9/9/26	5,000	4,962
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	10,000	11,185
AmSouth Bancorp, 6.75%, 11/1/25	5,000	5,922
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	10,099
Assurant, Inc., 4.90%, 3/27/28, Callable 12/27/27 @ 100 (g)	5,000	5,741
Athene Global Funding, 2.45%, 8/20/27 (a)	5,000	5,117
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	9,000	9,607
Atlantic Union Bankshares Corp., 5.00% (LIBOR03M+318bps), 12/15/26, Callable 12/15/21 @ 100 (b)	10,000	10,022
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	5,000	5,652
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	15,000	15,497
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	6,000	6,292
Bank of America Corp.
4.20%, 8/26/24, MTN	10,000	10,816
3.95%, 4/21/25, MTN	5,000	5,402
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (b)	4,383	4,688
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	10,000	11,148
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	15,000	16,206
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	10,248	10,052
BMW U.S. Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100 (a)	7,000	8,028
BOKF Merger Corp., 5.62% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (b)	8,000	8,710
BP Capital Markets America, Inc., 3.59%, 4/14/27, Callable 1/14/27 @ 100	5,000	5,454
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	8,583	9,078
Capital One Financial Corp., 3.75%, 3/9/27, Callable 2/9/27 @ 100	7,500	8,175
CIT Group, Inc.
5.25%, 3/7/25, Callable 12/7/24 @ 100 (g)	5,000	5,503
4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	14,000	14,447
Citigroup, Inc.
4.40%, 6/10/25	10,000	10,940
3.67% (LIBOR03M+139bps), 7/24/28, Callable 7/24/27 @ 100 (b)	10,000	10,809
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	5,500	5,498
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a)(b)	5,544	5,288
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31 (g)	4,875	5,085
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (g)	3,500	3,907
Cullen/Frost Capital Trust II, 1.67% (LIBOR03M+155bps), 3/1/34, Callable 12/13/21 @ 100 (b)	10,000	9,700
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (b)(g)	3,750	3,769
F&G Global Funding, 2.00%, 9/20/28 (a)	10,250	9,988
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	5,000	5,452
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	7,225	7,015
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	12,097	12,258
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 (g)	8,000	9,699
First Maryland Capital I, 1.12% (LIBOR03M+100bps), 1/15/27, Callable 12/13/21 @ 100 (b)	3,500	3,405
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100	5,000	5,250
4.54%, 8/1/26, Callable 6/1/26 @ 100	3,400	3,659

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Fulton Financial Corp.
3.60%, 3/16/22	$469	$472
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,000	10,040
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,250	2,253
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	7,000	8,587
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	6,500	6,342
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	10,000	10,892
Home Bancshares, Inc., 5.63% (LIBOR03M+358bps), 4/15/27, Callable 4/15/22 @ 100 (b)	5,000	5,067
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (a)	15,676	15,303
Huntington Capital Trust I, 0.83% (US0003M+70bps), 2/1/27, Callable 12/13/21 @ 100 (b)	2,300	2,214
Hyundai Capital America, 3.25%, 9/20/22 (a)	10,000	10,219
ILFC E-Capital Trust I, 3.46%, 12/21/65, Callable 12/13/21 @ 100 (a)	10,000	8,243
Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100	7,500	8,011
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	10,000	10,580
0.63% (LIBOR03M+50bps), 2/1/27, Callable 12/13/21 @ 100 (b)	4,000	3,880
4.25%, 10/1/27	5,000	5,631
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	8,667	8,300
KeyBank NA
3.40%, 5/20/26, MTN	2,500	2,687
3.90%, 4/13/29	3,000	3,331
KeyCorp, 2.25%, 4/6/27, MTN	2,000	2,045
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	9,500	8,981
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	19,000	19,942
Lincoln National Corp., 2.48% (US0003M+236bps), 5/17/66, Callable 8/11/26 @ 100 (b)	7,500	6,836
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	8,000	8,555
Main Street Capital Corp.
5.20%, 5/1/24	3,000	3,238
3.00%, 7/14/26, Callable 6/14/26 @ 100	4,000	4,040
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	5,000	5,397
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (b)	10,417	10,722
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	10,000	11,058
MetLife, Inc., 4.13%, 8/13/42	10,000	11,867
MUFG Americas Holdings Corp., 3.00%, 2/10/25	15,026	15,959
National Rural Utilities Cooperative Finance Corp., 4.75% (LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (b)	9,500	9,843
Nationwide Mutual Insurance Co., 2.41% (LIBOR03M+229bps), 12/15/24, Callable 12/13/21 @ 100 (a)(b)	20,000	19,992
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)(g)	12,000	13,023
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	5,000	5,474
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	15,000	17,027
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	5,000	5,162
PNC Bank NA, 2.70%, 10/22/29	10,000	10,421
PPL Capital Funding, Inc., 2.80% (LIBOR03M+267bps), 3/30/67, Callable 12/13/21 @ 100 (b)	6,130	5,881
Prudential Financial, Inc.
5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	19,000	19,992
3.94%, 12/7/49, Callable 6/7/49 @ 100	4,500	5,364
Regions Bank, 6.45%, 6/26/37	10,409	14,757
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	6,474
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	10,000	10,402

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	$8,750	$9,008
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	4,500	4,754
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	10,000	10,754
TCF National Bank
6.25%, 6/8/22	10,000	10,296
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	4,000	4,207
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	4,000	4,164
Texas Capital Bank NA, 5.25%, 1/31/26	9,335	10,127
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	5,000	5,309
The Hartford Financial Services Group, Inc., 2.25% (LIBOR03M+213bps), 2/12/67, Callable 12/13/21 @ 100 (a)(b)	14,000	13,496
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,779
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	7,670	8,816
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (b)	11,062	11,109
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	2,450	2,447
Truist Financial Corp., 1.89% (SOFR+63bps), 6/7/29, MTN, Callable 6/7/28 @ 100 (b)	5,000	4,945
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	7,125	7,283
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	6,285	6,661
Wells Fargo & Co., 3.00%, 10/23/26	10,000	10,560
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	15,000	15,531
		850,362
Health Care (3.3%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	10,000	10,696
Anthem, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	8,000	8,165
Baylor Scott & White Holdings
3.10%, 11/15/25, Callable 8/15/25 @ 100	5,000	5,275
2.65%, 11/15/26, Callable 8/15/26 @ 100	10,000	10,418
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	3,282
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	5,000	5,383
Community Health Network, Inc., 4.24%, 5/1/25	5,000	5,451
CVS Health Corp.
4.30%, 3/25/28, Callable 12/25/27 @ 100	3,000	3,400
3.25%, 8/15/29, Callable 5/15/29 @ 100	8,966	9,577
CVS Pass-Through Trust
6.04%, 12/10/28 (g)	4,723	5,402
5.93%, 1/10/34 (a)	3,539	4,262
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	12,000	12,709
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	18,117
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	13,000	12,543
HCA, Inc.
5.25%, 4/15/25	5,000	5,605
4.50%, 2/15/27, Callable 8/15/26 @ 100	2,500	2,772
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	15,000	15,020
Mercy Health
3.38%, 11/1/25	15,000	16,009
4.30%, 7/1/28, Callable 1/1/28 @ 100 (g)	3,720	4,232
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	4,166
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	7,330
Orlando Health Obligated Group, 2.89%, 10/1/35	1,660	1,665

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
PerkinElmer, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100 (g)	$8,500	$8,611
2.25%, 9/15/31, Callable 6/15/31 @ 100	4,500	4,399
Piedmont Healthcare, Inc., 2.72%, 1/1/42, Callable 7/1/41 @ 100	5,000	4,900
Royalty Pharma PLC
2.20%, 9/2/30, Callable 6/2/30 @ 100	10,167	9,851
2.15%, 9/2/31, Callable 6/2/31 @ 100	8,500	8,091
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	9,000	10,087
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	6,500	7,175
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100	3,000	2,979
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	4,000	4,042
		231,614
Industrials (6.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	8,000	7,780
American Airlines Pass Through Trust
3.70%, 4/1/28	6,254	6,391
4.00%, 3/22/29	7,395	7,377
4.00%, 8/15/30	3,906	3,909
3.60%, 4/15/31	8,106	7,902
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,923	2,017
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	2,500	2,633
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	3,937	4,267
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	6,000	5,915
BNSF Funding Trust I, 6.61% (LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	8,325	9,536
British Airways Pass Through Trust
3.35%, 12/15/30 (a)	6,074	6,045
3.80%, 3/20/33 (a)	3,342	3,521
Burlington Northern Santa Fe LLC
3.65%, 9/1/25, Callable 6/1/25 @ 100	7,000	7,605
3.90%, 8/1/46, Callable 2/1/46 @ 100	5,000	5,942
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	7,127	7,307
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	7,000	7,315
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	8,000	8,385
Continental Airlines Pass Through Trust, 4.00%, 4/29/26	3,127	3,272
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	4,104	4,147
Delta Air Lines Pass Through Trust, 3.88%, 1/30/29	6,652	6,977
FedEx Corp., 3.90%, 2/1/35	10,000	11,176
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (g)	8,000	8,329
General Electric Co., 3.45% (LIBOR03M+333bps), Callable 12/15/21 @ 100 (b)(e)	11,842	11,546
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (a)	13,000	12,894
Hawaiian Airlines Pass Through Certificates
4.95%, 7/15/23	7,404	7,393
3.90%, 7/15/27 (g)	10,476	10,458
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100	15,000	16,919
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	3,150	3,109
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	8,500	8,372
Hubbell, Inc.
3.50%, 2/15/28, Callable 11/15/27 @ 100	5,000	5,428
2.30%, 3/15/31, Callable 12/15/30 @ 100	8,500	8,426
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	3,500	3,668
JetBlue Pass Through Trust, 2.95%, 11/15/29	9,161	9,287
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	8,295	9,295
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	15,000	14,449
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	3,935	4,399

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	$10,000	$10,444
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	7,000	7,210
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	8,000	8,668
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	10,000	11,458
Ryder System, Inc., 3.35%, 9/1/25, MTN, Callable 8/1/25 @ 100	8,000	8,536
Spirit Airlines Pass Through Trust
4.45%, 10/1/25	2,082	2,135
4.10%, 10/1/29	9,897	10,349
3.38%, 8/15/31	8,107	8,252
The Boeing Co.
2.20%, 2/4/26, Callable 2/4/23 @ 100	10,000	10,024
3.25%, 2/1/28, Callable 12/1/27 @ 100	4,000	4,188
3.63%, 2/1/31, Callable 11/1/30 @ 100	4,000	4,260
5.71%, 5/1/40, Callable 11/1/39 @ 100	15,000	19,292
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,900	3,063
Totem Ocean Trailer Express, Inc. (NBGA - United States Government), 6.37%, 4/15/28	5,947	6,844
TTX Co., 3.60%, 1/15/25 (a)	10,000	10,718
U.S. Airways Pass Through Trust
6.25%, 10/22/24	1,611	1,661
3.95%, 5/15/27 (g)	5,453	5,551
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100	8,000	8,700
4.25%, 4/15/43, Callable 10/15/42 @ 100	8,000	9,233
United Airlines Pass Through Trust
3.70%, 6/1/24 (g)	7,000	7,125
4.30%, 2/15/27	3,265	3,466
2.90%, 11/1/29	4,778	4,739
		429,307
Information Technology (1.5%):
Amphenol Corp., 2.20%, 9/15/31, Callable 6/15/31 @ 100	8,875	8,731
Broadcom, Inc.
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	8,500	8,217
2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	10,000	9,629
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	12,000	12,667
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	4,104	4,193
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	5,950	5,973
Microsoft Corp.
4.20%, 11/3/35, Callable 5/3/35 @ 100	5,000	6,142
3.45%, 8/8/36, Callable 2/8/36 @ 100	5,000	5,719
Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	10,000	10,094
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100	7,000	7,257
2.88%, 3/25/31, Callable 12/25/30 @ 100	9,250	9,475
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)(g)	7,985	8,260
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	8,800	8,892
		105,249
Materials (1.8%):
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	11,500	11,198
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	8,500	8,271
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	4,000	4,288
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	4,500	4,481
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	6,500	6,425

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Freeport-McMoRan, Inc.
4.38%, 8/1/28, Callable 8/1/23 @ 102.19	$5,000	$5,206
4.63%, 8/1/30, Callable 8/1/25 @ 102.31	5,000	5,409
LYB International Finance III LLC
3.38%, 5/1/30, Callable 2/1/30 @ 100	4,000	4,311
2.25%, 10/1/30, Callable 7/1/30 @ 100 (g)	4,500	4,476
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100	5,000	4,992
Monsanto Co.
3.38%, 7/15/24, Callable 4/15/24 @ 100	5,000	5,215
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	5,226
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	7,500	7,442
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	10,875	11,020
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	9,937	9,676
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	7,500	8,645
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	5,000	5,448
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	8,890	9,986
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	6,000	6,237
		127,952
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29, Callable 4/30/29 @ 100	5,000	5,794
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,886
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	2,000	2,047
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100	9,000	8,954
Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	8,500	8,268
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	9,492
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100	3,500	3,413
2.65%, 3/15/32, Callable 12/15/31 @ 100	5,000	5,035
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	4,000	4,258
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100 (g)	3,500	3,586
3.50%, 9/15/30, Callable 6/15/30 @ 100	3,733	3,854
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	5,409
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	2,258
3.25%, 1/15/30, Callable 10/15/29 @ 100	9,629	10,052
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	8,385
		83,691
Utilities (4.6%):
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100	5,600	5,470
3.50%, 1/15/31, Callable 10/15/30 @ 100	4,250	4,611
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	5,000	5,310
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	11,692
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	12,000	14,826
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	10,000	11,163
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	8,500	8,640
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	11,000	11,267
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	6,026
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	5,592
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	7,000	8,106
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	10,000	11,458
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	7,000	8,329

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	$3,967	$3,977
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	7,569
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,301
Entergy Texas, Inc.
3.45%, 12/1/27, Callable 9/1/27 @ 100	15,000	15,876
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	5,407
Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	5,000	5,474
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	10,000	10,800
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	5,475	6,080
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	7,500	8,070
MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	7,492
Mississippi Power Co., 4.25%, 3/15/42	3,168	3,748
National Fuel Gas Co., 3.95%, 9/15/27, Callable 6/15/27 @ 100	5,000	5,343
Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	15,000	17,046
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a)	2,907	3,184
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	5,847
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	7,265
Pedernales Electric Cooperative, Inc., 5.95%, 11/15/22 (a)	1,934	1,987
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	5,948
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100	7,000	6,929
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	8,000	9,439
South Jersey Industries, Inc., 5.02%, 4/15/31	9,000	9,838
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	10,000	10,568
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	11,880	12,005
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	9,000	8,820
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100	5,000	5,991
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	11,443
WEC Energy Group, Inc., 2.24% (LIBOR03M+211bps), 5/15/67, Callable 12/13/21 @ 100 (b)	13,000	12,222
		326,159
Total Corporate Bonds (Cost $2,717,474)		2,878,570

Yankee Dollars (10.3%)
Communication Services (0.3%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	7,000	7,245
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	5,000	5,041
Vodafone Group PLC, 4.25%, 9/17/50	10,000	11,693
		23,979
Consumer Discretionary (0.4%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	7,802	8,125
Genm Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	8,500	8,338
International Game Technology PLC
4.13%, 4/15/26, Callable 4/15/23 @ 102.06 (a)	500	516
5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	5,000	5,262
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (a)	7,192	6,726
		28,967
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)(g)	9,333	9,688
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	25,000	28,720
Hutchison Whampoa International Ltd., 4.63%, 1/13/22 (a)	5,000	5,039

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	$5,000	$5,408
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	5,000	5,338
		54,193
Energy (0.3%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	9,250	10,060
Petroleos Mexicanos
6.84%, 1/23/30, Callable 10/23/29 @ 100	6,000	6,269
5.95%, 1/28/31, Callable 10/28/30 @ 100 (g)	6,667	6,561
		22,890
Financials (6.0%):
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	12,000	13,205
4.80%, 4/18/26 (a)	8,000	8,901
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santand, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a)(b)	1,000	1,068
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	1,786	1,977
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	7,500	8,097
Bank of New Zealand, 1.00%, 3/3/26 (a)	10,400	10,139
BAT International Finance PLC, 3.95%, 6/15/25 (a)	5,000	5,388
BNP Paribas SA
4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(b)	10,000	10,748
4.38%, 5/12/26 (a)	10,000	10,938
BP Capital Markets PLC, 3.72%, 11/28/28, Callable 8/28/28 @ 100	5,000	5,546
BPCE SA
3.50%, 10/23/27 (a)	5,000	5,315
3.25%, 1/11/28 (a)	10,000	10,712
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100 (g)	10,000	11,678
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)	2,526	3,221
Commonwealth Bank of Australia, 2.69%, 3/11/31 (a)	9,000	8,903
Cooperatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	5,000	5,277
Credit Agricole SA, 4.13%, 1/10/27 (a)	15,000	16,583
Credit Suisse Group AG
3.57%, 1/9/23, Callable 1/9/22 @ 100 (a)	11,400	11,462
3.87% (LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a)(b)	4,445	4,817
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	10,000	11,114
Deutsche Bank AG, 4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	10,000	10,871
Enel Finance International NV, 2.25%, 7/12/31, Callable 4/12/31 @ 100 (a)	5,000	4,895
HSBC Holdings PLC
3.90%, 5/25/26	10,000	10,860
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	8,500	8,332
ING Groep NV, 3.95%, 3/29/27	14,100	15,527
Lloyds Banking Group PLC
3.75%, 1/11/27	15,000	16,279
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	5,000	5,359
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a)(b)	8,750	8,630

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mizuho Financial Group, Inc.
3.17%, 9/11/27	$5,000	$5,317
2.56%, 9/13/31	5,000	4,895
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	8,500	8,265
Nationwide Building Society
4.00%, 9/14/26 (a)	10,000	10,870
4.13% (USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100 (a)(b)	10,000	10,776
Royal Bank of Scotland Group PLC
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	4,000	4,281
4.80%, 4/5/26	5,000	5,612
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	10,000	11,709
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	3,000	3,038
Santander UK PLC, 5.00%, 11/7/23 (a)	7,034	7,568
Shell International Finance BV, 3.63%, 8/21/42	10,000	11,155
Siemens Financieringsmaatschappij NV, 3.40%, 3/16/27 (a)	6,000	6,521
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a)(b)	14,500	14,208
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	7,500	8,204
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31	8,500	8,306
The Bank of Nova Scotia
4.50%, 12/16/25	10,000	11,125
1.30%, 9/15/26, Callable 6/15/26 @ 100	8,500	8,356
The Toronto-Dominion Bank
2.00%, 9/10/31	8,500	8,361
3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (b)(g)	10,000	10,839
Washington Aircraft 1 Co. DAC, Title XI (NBGA - United States Government), 2.64%, 9/15/26	3,048	3,117
Westpac Banking Corp.
4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	10,000	10,895
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	4,000	3,902
		423,162
Health Care (0.4%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	5,439
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	8,500	8,258
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	3,042
3.75%, 3/15/51, Callable 9/15/50 @ 100	8,000	8,789
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	5,000	4,715
		30,243
Industrials (1.3%):
Air Canada Pass Through Trust
4.13%, 11/15/26 (a)	16,388	16,642
3.60%, 9/15/28 (a)	7,190	7,316
3.75%, 6/15/29 (a)	4,553	4,743
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	12,000	12,841
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100 (g)	7,000	7,379
CK Hutchison International Ltd., 3.25%, 9/29/27 (a)(g)	10,000	10,692
CNH Industrial NV, 3.85%, 11/15/27, MTN, Callable 8/15/27 @ 100	5,000	5,490
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	5,000	5,312
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	5,107
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	10,000	10,670
Turkish Airlines Pass Through Trust, 4.20%, 9/15/28 (a)	6,089	5,663
		91,855

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Information Technology (0.0%):(f)
CGI, Inc., 1.45%, 9/14/26, Callable 8/14/26 @ 100 (a)	$3,467	$3,394

Materials (0.6%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	6,667	7,228
ArcelorMittal, 7.00%, 10/15/39	4,000	5,580
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	13,000	13,203
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	7,750	8,045
Teck Resources Ltd., 6.13%, 10/1/35	5,000	6,460
		40,516
Utilities (0.2%):
ENEL Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100	10,000	11,317
Total Yankee Dollars (Cost $689,166)		730,516

Government National Mortgage Association (0.0%)(f)
Pass-throughs (0.0%):
Government National Mortgage Association
7.50%, 12/15/28 - 8/15/29	74	83
6.00%, 9/20/32	176	201
		284
		284
Total Government National Mortgage Association (Cost $250)		284

Municipal Bonds (9.3%)
Alabama (0.1%):
The Water Works Board of the City of Birmingham Revenue
2.70%, 1/1/29	3,000	3,180
2.80%, 1/1/30, Continuously Callable @100	3,000	3,180
		6,360
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1.16%, 7/1/26	910	899
1.59%, 7/1/29	1,000	973
1.84%, 7/1/31, Continuously Callable @100	2,000	1,937
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000	1,001
		4,810
California (0.6%):
City of El Cajon CA Revenue
2.09%, 4/1/29	425	425
2.19%, 4/1/30	425	424
2.29%, 4/1/31, Continuously Callable @100	550	549
City of Riverside CA Revenue
Series A, 2.49%, 6/1/26	1,800	1,877
Series A, 2.64%, 6/1/27	1,400	1,468
Port of Oakland Revenue
4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	75	77
4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	11,625	11,869
San Jose Financing Authority Revenue, 1.71%, 6/1/28	2,000	1,980
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	10,000	10,776
San Marcos Redevelopment Agency Successor Agency Tax Allocation
Series B, 4.02%, 10/1/25	5,250	5,793
Series B, 4.47%, 10/1/29	6,500	7,624
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,742
		45,604

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Colorado (0.2%):
City & County of Denver Co. Airport System Revenue
Series C, 2.14%, 11/15/29	$4,500	$4,571
Series C, 2.24%, 11/15/30	5,000	5,086
County of El Paso Co. Revenue, 4.47%, 10/1/35	5,000	6,048
		15,705
Connecticut (0.7%):
City of Bridgeport, GO
Series A, 4.03%, 8/15/28	10,000	11,067
Series A, 4.08%, 8/15/29, Continuously Callable @100	7,380	8,159
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	11,380
State of Connecticut, GO
Series A, 3.23%, 1/15/25	5,000	5,344
Series A, 2.35%, 7/1/26	2,415	2,516
Series A, 3.43%, 4/15/28	1,500	1,652
Series A, 3.90%, 9/15/28	2,500	2,833
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	4,101
		47,052
Florida (0.7%):
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @100	9,500	9,906
County of Miami-Dade Aviation Revenue
Series B, 2.70%, 10/1/26	8,250	8,672
Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,737
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	3,300	3,323
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	13,500	14,438
Hillsborough County School Board Certificate participation, Series B, 1.92%, 7/1/25	4,250	4,309
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	6,000	6,879
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%, 10/1/30, Continuously Callable @100	2,500	2,614
		52,878
Georgia (0.4%):
Athens Housing Authority Revenue
2.54%, 12/1/27	3,405	3,546
2.59%, 12/1/28	4,585	4,775
2.69%, 12/1/29	4,740	4,977
Atlanta & Fulton County Recreation Authority Revenue
3.80%, 12/15/37	2,000	2,400
4.00%, 12/15/46	1,500	1,820
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	2,500	2,494
Savannah Hospital Authority Revenue, 3.99%, 7/1/38	5,000	5,426
		25,438
Hawaii (0.4%):
City & County of Honolulu, GO
2.81%, 11/1/23, Pre-refunded 11/1/22 @ 100	900	923
3.06%, 11/1/25, Pre-refunded 11/1/22 @ 100	680	699
3.16%, 11/1/26, Pre-refunded 11/1/22 @ 100	775	797
3.26%, 11/1/27, Pre-refunded 11/1/22 @ 100	625	644
3.36%, 11/1/28, Pre-refunded 11/1/22 @ 100	690	711
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	1,370	1,375
State of Hawaii Department of Budget & Finance Revenue
3.25%, 1/1/25	3,000	3,213
3.10%, 5/1/26	7,235	7,856

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	$13,098	$13,909
		30,127
Idaho (0.1%):
Idaho State Building Authority Revenue
3.78%, 9/1/30, Continuously Callable @100	2,500	2,795
3.93%, 9/1/31, Continuously Callable @100	2,120	2,380
3.98%, 9/1/32, Continuously Callable @100	2,000	2,242
		7,417
Illinois (0.3%):
Chicago O'hare International Airport Revenue, Series D, 2.17%, 1/1/28	3,000	3,041
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	8,028
Illinois Finance Authority Revenue
3.55%, 8/15/29	2,025	2,195
3.60%, 8/15/30	3,000	3,269
State of Illinois Sales Tax Revenue
2.51%, 6/15/32, Continuously Callable @100	2,000	1,986
2.66%, 6/15/33, Continuously Callable @100	1,500	1,501
Winnebago & Boone Counties School District No 205 Rockford, GO, 3.80%, 12/1/26, Continuously Callable @100	4,500	4,887
		24,907
Indiana (0.2%):
Indiana Finance Authority Revenue
Series A, 3.62%, 7/1/36	1,500	1,710
Series C, 4.36%, 7/15/29	4,955	5,822
Series C, 4.53%, 7/15/31	4,260	5,151
		12,683
Kansas (0.2%):
Kansas Development Finance Authority Revenue, Series H, 4.73%, 4/15/37	10,000	12,323
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%, 9/1/27	2,000	2,001
		14,324
Louisiana (0.4%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
1.55%, 2/1/27	2,005	1,997
1.74%, 2/1/28	4,500	4,477
3.24%, 8/1/28	14,990	15,747
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	3,500	3,518
		25,739
Maryland (0.3%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,290	2,363
Series B, 4.15%, 6/1/28	2,390	2,475
Series B, 4.25%, 6/1/29	2,495	2,606
Series B, 4.35%, 6/1/30	1,325	1,398
Series B, 4.40%, 6/1/31	1,385	1,469
Maryland Stadium Authority Revenue
Series C, 2.33%, 5/1/34	3,010	2,963
Series C, 2.36%, 5/1/35	3,050	2,999
Series C, 2.81%, 5/1/40	7,000	7,139
		23,412
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @100	6,500	6,847

Michigan (0.2%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	13,000	13,903

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mississippi (0.1%):
State of Mississippi, GO
Series E, 2.83%, 12/1/24	$1,800	$1,901
Series E, 3.03%, 12/1/25	2,000	2,142
		4,043
Missouri (0.0%):(f)
University of Missouri Revenue, 2.01%, 11/1/27, Continuously Callable @100	3,000	3,067

New Jersey (0.5%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,656
Series A, 4.29%, 9/1/26	2,415	2,553
New Jersey Economic Development Authority Revenue
Series C, 5.71%, 6/15/30	2,500	3,067
Series NNN, 3.77%, 6/15/31	10,000	11,115
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	3,163
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	3,845	4,345
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	1,810	2,113
Rutgers The State University of New Jersey Revenue, Series S, 1.91%, 5/1/31	2,750	2,721
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	1,030	1,018
		32,751
New York (0.7%):
Long Island Power Authority Revenue
Series B, 3.98%, 9/1/25	2,500	2,727
Series B, 4.13%, 9/1/26	2,500	2,776
Long Island Power Authority Revenue, Build America Bond, 5.25%, 5/1/22	10,000	10,252
New York State Dormitory Authority Revenue
Series A, 2.46%, 7/1/32	9,250	9,332
Series A, 2.51%, 7/1/33	5,000	5,038
Series B, 2.83%, 7/1/31	5,000	5,232
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	5,000	5,189
New York State Urban Development Corp. Revenue
1.88%, 3/15/30	2,600	2,576
2.03%, 3/15/31, Continuously Callable @100	3,500	3,472
		46,594
Ohio (0.3%):
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Pre-refunded 11/15/24 @ 100	10,000	11,394
State of Ohio, GO
Series A, 1.73%, 8/1/31	5,000	4,932
Series A, 1.78%, 8/1/32	7,000	6,867
		23,193
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	10,250	11,539
The University of Oklahoma Revenue
Series C, 2.15%, 7/1/30	750	761
Series C, 2.30%, 7/1/31, Continuously Callable @100	1,000	1,019
		13,319
Other Territories (0.0%):(f)
Federal Home Loan Mortgage Corp. Revenue, Series A1A, 1.60%, 6/15/22	2,063	2,079

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania (0.9%):
City of Pittsburgh PA, GO, Series B, 1.19%, 9/1/26	$4,000	$3,925
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	5,841
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,484
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43	3,000	2,981
Pennsylvania IDA Revenue, 3.56%, 7/1/24 (a)	10,000	10,437
Public Parking Authority of Pittsburgh Revenue, 2.58%, 12/1/31, Continuously Callable @100	825	841
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895	895
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(h)	2,800	2,842
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(h)	1,415	1,498
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3.05%, 4/1/29	800	860
3.10%, 4/1/30	950	1,027
3.15%, 4/1/31	250	271
State Public School Building Authority Revenue
3.05%, 4/1/28	2,000	2,089
3.15%, 4/1/30	6,460	6,829
State Public School Building Authority Revenue (INS - Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	1,300	1,356
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	12,182
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	2,000	2,090
Series C, 2.58%, 9/15/32	1,000	1,046
Series C, 2.63%, 9/15/33	2,000	2,094
		60,588
Tennessee (0.2%):
Jackson Energy Authority Revenue
2.90%, 4/1/22	2,000	2,021
3.05%, 4/1/23	2,745	2,842
Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	4,048
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	8,863
		17,774
Texas (1.2%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.74%, 1/1/26	1,000	1,001
Series C, 1.84%, 1/1/27	1,000	998
Series C, 2.09%, 1/1/28	1,000	1,000
City of Corpus Christi TX Utility System Revenue
Series B, 1.49%, 7/15/27	2,000	1,990
Series B, 1.71%, 7/15/28	2,220	2,212
City of Dallas TX Waterworks & Sewer System Revenue, Series D, 1.68%, 10/1/28	1,500	1,493
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	4,250	4,287
City of Houston Texas Combined Utility System Revenue, Series E, 3.72%, 11/15/28	2,500	2,825
City of Houston TX Combined Utility System Revenue, Series D, 1.62%, 11/15/30	2,250	2,188
City of San Antoni, GO, 1.76%, 2/1/31, Continuously Callable @100	8,270	8,209
Colony Local Development Corp. Revenue (INS - Berkshire Hathaway Assurance Corp.), Series A, 4.38%, 10/1/33	9,000	10,450
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @100	2,800	2,790

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dallas/Fort Worth International Airport Revenue
Series A, 4.44%, 11/1/21	$2,265	$2,265
Series C, 1.65%, 11/1/26	1,500	1,508
Series C, 1.95%, 11/1/28	1,000	1,001
Series C, 2.05%, 11/1/29	1,250	1,252
Series C, 2.10%, 11/1/30	1,000	997
Granbury Independent School District, GO, Series A, 1.87%, 8/1/31, Continuously Callable @100	1,000	986
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37	2,000	2,098
Series B, 2.10%, 5/15/22	875	883
Series B, 2.17%, 5/15/23	1,000	1,023
Series B, 2.57%, 5/15/26	1,000	1,049
Series D, 2.28%, 7/1/34	6,785	6,716
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	2,132
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	1,091
San Antonio Education Facilities Corp. Revenue
2.38%, 4/1/28	1,500	1,466
2.65%, 4/1/30	1,150	1,129
2.73%, 4/1/31	750	736
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2.08%, 9/1/28	600	581
2.57%, 9/1/32, Continuously Callable @100	1,000	994
2.69%, 9/1/33, Continuously Callable @100	1,000	1,004
Texas Public Finance Authority Revenue
1.62%, 2/1/31	2,000	1,923
1.78%, 2/1/32, Continuously Callable @100	1,500	1,444
Texas Tech University System Revenue
1.55%, 2/15/28	2,000	1,985
1.65%, 2/15/29	1,250	1,237
1.75%, 2/15/30, Continuously Callable @100	2,500	2,476
Waco Educational Finance Corp. Revenue
1.53%, 3/1/27	1,340	1,331
1.69%, 3/1/28	1,500	1,485
2.06%, 3/1/31, Continuously Callable @100	1,500	1,482
		81,717
Washington (0.1%):
Washington State University Revenue
Series A, 2.24%, 10/1/28	1,800	1,808
Series A, 2.31%, 10/1/29	5,915	5,946
		7,754
Wisconsin (0.1%):
Public Finance Authority Revenue, Series WI, 3.63%, 6/1/51	5,000	5,159
State of Wisconsin Revenue, Series A, 2.40%, 5/1/30	4,000	4,124
		9,283
Total Municipal Bonds (Cost $620,491)		659,368

U.S. Government Agency Mortgages (3.1%)
Federal Home Loan Mortgage Corp.
Series K018, Class X1, 1.23%, 1/25/22 (c)(d)	29,286	35
Series K021, Class X1, 1.38%, 6/25/22 (c)(d)	61,678	366
Series K025, Class X1, 0.78%, 10/25/22 (c)(d)	60,942	386
Series K026, Class X1, 0.94%, 11/25/22 (c)(d)	84,966	690
Series K028, Class A2, 3.11%, 2/25/23	4,000	4,108
Series K045, Class A2, 3.02%, 1/25/25	10,000	10,593
Series KPLB, Class A, 2.77%, 5/25/25	17,000	17,784
Series K049, Class A2, 3.01%, 7/25/25	8,000	8,509
Series S8FX, Class A1, 3.02%, 3/25/27	11,911	12,544
Series KIR2, Class A2, 3.17%, 3/25/27	9,500	10,344

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series K068, Class A2, 3.24%, 8/25/27	$4,533	$4,972
Series K075, Class A2, 3.65%, 2/25/28 (c)	3,000	3,376
Series K095, Class A2, 2.79%, 6/25/29	8,750	9,472
Series K097, Class A2, 2.51%, 7/25/29	8,000	8,515
Series K096, Class A2, 2.52%, 7/25/29	9,000	9,585
Series KG02, Class A2, 2.41%, 8/25/29	9,091	9,585
Series K100, Class A2, 2.67%, 9/25/29	5,455	5,875
5.50%, 12/1/35 - 4/1/36	552	621
3.50%, 5/1/42 - 5/1/47	10,800	11,603
		128,963
Federal National Mortgage Association
7.00%, 10/1/22 - 3/1/23	2	2
Series 2016-M2, Class AV2, 2.15%, 1/25/23	3,806	3,835
Series 2017-M15, Class AV2, 2.62%, 11/25/24 (c)	4,724	4,891
Series 2017-M2, Class A2, 2.78%, 2/25/27 (c)	3,305	3,523
Series M7, Class A2, 2.96%, 2/25/27 (c)	2,500	2,671
2.50%, 2/1/28 - 11/1/34	7,081	7,361
Series M4, Class A2, 3.06%, 3/25/28 (c)	6,640	7,244
6.50%, 4/1/31 - 3/1/32	310	359
5.00%, 6/1/33	712	797
5.50%, 9/1/35 - 5/1/38	3,888	4,417
6.00%, 5/1/36 - 8/1/37	1,266	1,454
3.50%, 4/1/48 - 2/1/50	16,575	17,498
4.00%, 4/1/48 - 2/1/50	19,226	20,545
3.00%, 2/1/50	6,837	7,128
		81,725
Government National Mortgage Association
7.00%, 5/15/23 - 7/15/32	411	451
6.50%, 6/15/23 - 10/15/31	565	625
7.50%, 7/15/23 - 2/15/28	207	220
6.00%, 9/15/28 - 1/15/33	1,194	1,320
5.50%, 4/20/33	234	265
5.00%, 8/15/33	1,460	1,623
		4,504
		215,192
Total U.S. Government Agency Mortgages (Cost $206,660)		215,192

U.S. Treasury Obligations (19.5%)
U.S. Treasury Bonds
1.13%, 5/15/40	10,000	8,666
3.88%, 8/15/40	15,000	19,680
1.38%, 11/15/40	30,000	27,103
1.88%, 2/15/41	9,000	8,854
2.25%, 5/15/41	40,000	41,794
2.75%, 8/15/42	15,000	16,966
2.75%, 11/15/42	10,000	11,306
3.38%, 5/15/44	5,000	6,270
3.00%, 11/15/44	25,000	29,695
2.50%, 2/15/45	55,000	60,225
2.50%, 2/15/46	15,000	16,516
2.25%, 8/15/46	42,950	45,265
2.88%, 11/15/46	10,000	11,836
2.75%, 11/15/47	12,000	13,958
3.00%, 2/15/49	10,000	12,250
1.25%, 5/15/50	30,000	25,383
1.63%, 11/15/50	35,000	32,473
1.88%, 2/15/51	49,000	48,211
2.38%, 5/15/51	20,000	21,991

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds
2.38%, 1/15/25	$58,048	$66,807
0.88%, 1/15/29	10,834	12,590
U.S. Treasury Notes
2.13%, 12/31/21	30,000	30,098
2.00%, 2/15/22	15,000	15,083
2.00%, 7/31/22	30,000	30,424
0.13%, 11/30/22	25,000	24,988
2.38%, 1/31/23	5,000	5,132
2.00%, 2/15/23	10,000	10,224
1.50%, 2/28/23	20,000	20,322
0.13%, 4/30/23	100,000	99,660
0.13%, 7/15/23	20,000	19,905
0.13%, 9/15/23	60,000	59,625
0.25%, 9/30/23 (g)	130,000	129,487
0.13%, 10/15/23	40,000	39,722
0.13%, 12/15/23	50,000	49,559
2.50%, 5/15/24	5,000	5,232
1.38%, 1/31/25	20,000	20,349
2.50%, 1/31/25	5,000	5,268
2.00%, 2/15/25	70,000	72,636
0.38%, 1/31/26	30,000	29,098
1.63%, 2/15/26	40,000	40,897
2.38%, 5/15/27	10,000	10,585
0.50%, 5/31/27	30,000	28,716
2.25%, 8/15/27	10,000	10,520
2.25%, 11/15/27	10,000	10,523
1.00%, 7/31/28	20,000	19,419
1.13%, 8/31/28	40,000	39,131
1.25%, 8/15/31 (g)	20,000	19,434
Total U.S. Treasury Obligations (Cost $1,337,234)		1,383,876

Commercial Paper (4.9%) (i)
Alliant Energy
0.37%, 11/1/21	28,490	28,490
0.21%, 11/3/21	8,500	8,500
Can Pacific Railway, 0.20%, 11/4/21	40,000	39,999
Glencore Funding LLC, 0.22%, 11/4/21	32,100	32,099
Hannover Funding Co. LLC, 0.25%, 11/4/21	20,000	19,999
Hyundai Capital Amer, Inc., 0.15%, 11/4/21	50,000	49,999
Intercontinental Exchange, Inc., 0.39%, 11/4/21	28,500	28,499
OGE Energy Corp., 0.22%, 11/3/21 (a)	32,400	32,399
One Gas, Inc.
0.15%, 11/2/21	3,600	3,600
0.11%, 11/4/21	24,500	24,500
PPG Industries, Inc., 0.19%, 11/4/21	2,000	2,000
Ryder System, Inc., 0.20%, 11/4/21	50,000	49,999
Sonoco Products Co., 0.39%, 11/1/21	28,000	28,000
Total Commercial Paper (Cost $348,087)		348,083

Collateral for Securities Loaned^ (2.9%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (j)	129,223,076	129,223
HSBC U.S. Government Money Market Fund I Shares, 0.03% (j)	73,409,754	73,410
Total Collateral for Securities Loaned (Cost $202,633)		202,633
Total Investments (Cost $6,921,092) — 102.2%		7,240,201
Liabilities in excess of other assets — (2.2)%		(155,521)
NET ASSETS - 100.00%		$7,084,680

At October 31, 2021, the Fund's investments in foreign securities were 10.9% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2021, the fair value of these securities was $1,411,502 (thousands) and amounted to 19.9% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2021.
(d)	Security is interest only.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Amount represents less than 0.05% of net assets.
(g)	All or a portion of this security is on loan.
(h)	Put Bond.
(i)	Rate represents the effective yield at October 31, 2021.
(j)	Rate disclosed is the daily yield on October 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
Title XI—The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
US0003M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
USISDA05—5 Year ICE Swap Rate, rate disclosed as of October 31, 2021.
USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2021.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (6.7%):
AT&T, Inc.	413,712	$10,450
Comcast Corp. Class A	694,023	35,694
Fox Corp. Class A	121,493	4,828
Omnicom Group, Inc.	504,601	34,353
Sirius XM Holdings, Inc. (a)	2,976,180	18,125
The Interpublic Group of Cos., Inc.	341,150	12,476
Verizon Communications, Inc.	1,295,419	68,645
World Wrestling Entertainment, Inc. Class A	72,266	4,415
		188,986
Consumer Discretionary (5.8%):
Best Buy Co., Inc.	203,390	24,862
Genuine Parts Co.	84,545	11,085
H&R Block, Inc.	139,699	3,223
Lennar Corp. Class A	34,549	3,452
Lowe's Cos., Inc.	105,949	24,773
NIKE, Inc. Class B	47,085	7,877
Target Corp. (b)	182,781	47,454
Whirlpool Corp. (a)	72,995	15,390
Williams-Sonoma, Inc.	88,848	16,502
Yum! Brands, Inc. (b)	66,455	8,303
		162,921
Consumer Staples (9.0%):
Altria Group, Inc.	500,383	22,072
Bunge Ltd.	57,775	5,352
Colgate-Palmolive Co.	319,699	24,358
Costco Wholesale Corp.	29,765	14,631
General Mills, Inc.	296,315	18,312
Ingredion, Inc.	88,717	8,449
Kimberly-Clark Corp.	155,073	20,080
PepsiCo, Inc. (b)	54,551	8,815
Philip Morris International, Inc.	248,819	23,523
The Clorox Co.	63,576	10,364
The Hershey Co.	45,500	7,978
The J.M. Smucker Co. (b)	43,800	5,381
The Kroger Co. (b)	173,794	6,955
The Procter & Gamble Co.	201,452	28,805
Tyson Foods, Inc. Class A	239,860	19,182
Walgreens Boots Alliance, Inc.	282,675	13,291
Walmart, Inc.	113,818	17,007
		254,555
Energy (3.5%):
Chevron Corp.	111,438	12,759
Coterra Energy, Inc.	613,070	13,071
Devon Energy Corp.	380,854	15,265
EOG Resources, Inc.	427,788	39,552
Phillips 66	243,170	18,184
		98,831
Financials (19.3%):
Aflac, Inc.	226,138	12,137
Ally Financial, Inc.	187,189	8,936
American Express Co.	38,748	6,734
American Financial Group, Inc.	97,618	13,280
Ameriprise Financial, Inc.	68,367	20,656
Annaly Capital Management, Inc.	2,187,186	18,504

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bank of America Corp.	710,787	$33,961
BlackRock, Inc.	6,496	6,129
Capital One Financial Corp.	53,337	8,055
Comerica, Inc.	117,820	10,025
Discover Financial Services (b)	79,979	9,063
Everest Re Group Ltd.	24,393	6,379
FactSet Research Systems, Inc.	25,333	11,245
Fidelity National Financial, Inc.	302,930	14,513
Fifth Third Bancorp	422,717	18,401
First Horizon Corp.	511,244	8,676
Huntington Bancshares, Inc.	187,424	2,950
Jefferies Financial Group, Inc.	190,233	8,180
JPMorgan Chase & Co.	301,048	51,146
KeyCorp	1,632,307	37,985
M&T Bank Corp.	28,761	4,231
Marsh & McLennan Cos., Inc.	71,456	11,919
MetLife, Inc.	226,939	14,252
Morgan Stanley	103,964	10,685
Principal Financial Group, Inc.	124,815	8,374
Regions Financial Corp.	1,107,966	26,237
SEI Investments Co.	34,918	2,201
State Street Corp.	63,517	6,260
Synchrony Financial	277,644	12,897
T. Rowe Price Group, Inc.	131,269	28,470
The Allstate Corp.	193,156	23,887
The Goldman Sachs Group, Inc.	67,438	27,875
The Hanover Insurance Group, Inc.	56,661	7,139
The Hartford Financial Services Group, Inc.	89,628	6,537
The PNC Financial Services Group, Inc.	82,573	17,425
The Travelers Cos., Inc.	51,996	8,365
Western Alliance Bancorp	32,271	3,746
Zions Bancorp NA	255,459	16,091
		543,546
Health Care (15.7%):
Abbott Laboratories	76,091	9,807
AbbVie, Inc.	65,382	7,497
AmerisourceBergen Corp.	41,413	5,053
Amgen, Inc.	125,931	26,065
Anthem, Inc.	35,765	15,562
Bristol-Myers Squibb Co.	242,729	14,175
Cardinal Health, Inc.	205,962	9,847
Cerner Corp.	100,716	7,482
Chemed Corp.	7,797	3,760
CVS Health Corp.	292,572	26,121
Danaher Corp.	32,671	10,186
Eli Lilly & Co.	93,862	23,912
Gilead Sciences, Inc.	189,939	12,323
Johnson & Johnson	362,678	59,073
McKesson Corp.	47,809	9,939
Medtronic PLC	49,725	5,960
Merck & Co., Inc.	378,296	33,309
PerkinElmer, Inc.	31,681	5,604
Pfizer, Inc.	621,487	27,184
Quest Diagnostics, Inc.	65,127	9,559
ResMed, Inc.	15,564	4,092
Thermo Fisher Scientific, Inc.	24,490	15,504
UnitedHealth Group, Inc.	170,618	78,565
West Pharmaceutical Services, Inc.	23,370	10,046
Zoetis, Inc.	75,549	16,334
		446,959

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (12.4%):
3M Co.	107,451	$19,199
Caterpillar, Inc.	38,593	7,873
Cintas Corp.	15,469	6,700
Cummins, Inc.	71,883	17,240
Eaton Corp. PLC	146,543	24,144
Emerson Electric Co.	155,076	15,044
Fastenal Co.	325,873	18,601
General Dynamics Corp.	83,325	16,894
Huntington Ingalls Industries, Inc.	54,824	11,114
Illinois Tool Works, Inc.	122,997	28,028
Johnson Controls International PLC	185,944	13,643
Knight-Swift Transportation Holdings, Inc.	105,375	5,974
Lennox International, Inc.	24,087	7,209
Lockheed Martin Corp.	60,874	20,230
ManpowerGroup, Inc.	100,528	9,716
Masco Corp.	147,398	9,662
PACCAR, Inc.	87,731	7,862
Robert Half International, Inc.	199,034	22,505
Rockwell Automation, Inc.	76,187	24,334
Snap-on, Inc.	49,701	10,101
The Toro Co.	74,186	7,083
Trane Technologies PLC	92,979	16,823
United Parcel Service, Inc. Class B	77,356	16,513
W.W. Grainger, Inc.	32,075	14,854
		351,346
Information Technology (13.8%):
Accenture PLC Class A	40,857	14,659
Apple, Inc.	197,755	29,624
Cisco Systems, Inc.	1,002,858	56,130
Cognizant Technology Solutions Corp. Class A	138,072	10,782
Corning, Inc.	294,584	10,478
HP, Inc.	754,958	22,898
Intel Corp.	828,853	40,614
International Business Machines Corp.	123,358	15,432
Juniper Networks, Inc.	325,006	9,594
Microsoft Corp.	156,730	51,975
Motorola Solutions, Inc.	35,500	8,825
NetApp, Inc.	230,507	20,584
Oracle Corp.	130,148	12,486
QUALCOMM, Inc.	179,258	23,848
Texas Instruments, Inc.	297,221	55,723
The Western Union Co.	403,960	7,360
		391,012
Materials (3.7%):
Avery Dennison Corp.	45,257	9,853
International Paper Co. (b)	257,421	12,786
LyondellBasell Industries NV Class A	218,029	20,237
Nucor Corp.	75,671	8,449
Packaging Corp. of America	89,663	12,317
PPG Industries, Inc.	91,705	14,725
RPM International, Inc.	50,157	4,374
Steel Dynamics, Inc.	184,942	12,221
The Sherwin-Williams Co.	40,112	12,700
		107,662
Real Estate (4.8%):
Alexandria Real Estate Equities, Inc.	17,900	3,654
AvalonBay Communities, Inc.	47,254	11,184

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Boston Properties, Inc.	79,203	$9,001
Equity Residential	92,392	7,983
Essex Property Trust, Inc.	25,817	8,776
Healthpeak Properties, Inc.	337,149	11,972
Kimco Realty Corp.	283,818	6,414
National Retail Properties, Inc.	120,758	5,478
Prologis, Inc.	37,402	5,422
Realty Income Corp.	129,317	9,237
Regency Centers Corp.	62,035	4,368
Simon Property Group, Inc.	88,137	12,919
Ventas, Inc.	220,415	11,764
VICI Properties, Inc. (a)	536,301	15,739
Welltower, Inc.	132,572	10,659
		134,570
Utilities (5.1%):
CMS Energy Corp.	118,029	7,123
DTE Energy Co.	129,117	14,636
Duke Energy Corp.	149,031	15,203
Evergy, Inc.	209,650	13,365
Exelon Corp.	530,956	28,242
National Fuel Gas Co.	32,477	1,865
OGE Energy Corp.	217,169	7,399
Pinnacle West Capital Corp.	99,668	6,428
PPL Corp.	238,174	6,859
Public Service Enterprise Group, Inc.	210,695	13,442
The Southern Co.	292,401	18,222
UGI Corp.	63,377	2,751
WEC Energy Group, Inc.	87,409	7,872
		143,407
Total Common Stocks (Cost $2,150,430)		2,823,795

Collateral for Securities Loaned^ (0.9%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	25,669,521	25,670
Total Collateral for Securities Loaned (Cost $25,670)		25,670
Total Investments (Cost $2,176,100) — 100.7%		2,849,465
Liabilities in excess of other assets — (0.7)%		(18,988)
NET ASSETS - 100.00%		$2,830,477

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on October 31, 2021.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (12.1%)
AccessLex Institute, Series 2004-2, Class A3, 0.31% (LIBOR03M+19bps), 10/25/24 (a)	$1,532	$1,516
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (b)	3,000	2,986
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 8/15/24 @ 100 (b)	1,500	1,501
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 5/12/23 @ 100 (b)	745	759
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/24, Callable 10/18/22 @ 100	6,360	6,534
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38 (b)	1,800	1,781
AMSR Trust, Series 2021-SFR1, Class D, 2.60%, 6/17/38 (b)	1,500	1,489
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 3/15/23 @ 100 (b)	1,470	1,495
Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25, Callable 1/10/22 @ 100 (b)	608	611
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (b)	4,000	4,118
Ballyrock CLO Ltd., Series 2020-14A, Class B, 2.43% (LIBOR03M+230bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	1,000	1,004
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (b)	3,790	3,900
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (b)	3,333	3,333
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	3,533	3,641
Canadian Pacer Auto Receivables Trust, Series 2019-1, Class C, 3.75%, 7/21/25, Callable 1/19/23 @ 100 (b)	3,000	3,094
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 12/19/24 @ 100 (b)	2,156	2,122
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 7/19/23 @ 100 (b)	2,000	2,044
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (b)	5,750	5,697
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28, Callable 12/15/24 @ 100	2,760	2,724
CarMax Auto Owner Trust, Series 2020-3, Class C, 1.69%, 4/15/26, Callable 12/15/23 @ 100	2,500	2,532
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,923	1,987
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 11/15/23 @ 100	1,083	1,122
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 5/15/22 @ 100	800	815
CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, 8/17/26, Callable 6/15/24 @ 100	3,450	3,454
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 5/15/25 @ 100	2,831	2,760
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24, Callable 3/15/22 @ 100	500	504
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24, Callable 11/15/22 @ 100	420	434
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 11/15/23 @ 100	4,230	4,336
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 9/15/23 @ 100	5,162	5,308
CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26, Callable 5/15/24 @ 100 (b)	656	657

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100 (b)	$2,214	$2,237
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 8/10/25 @ 100	4,000	3,978
Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 4/10/25 @ 100	10,000	9,861
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 9/10/24 @ 100	2,750	2,752
Carvana Auto Receivables Trust, Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 12/8/24 @ 100	551	550
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 10/14/22 @ 100 (b)	2,540	2,599
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 3/14/25 @ 100 (b)	3,000	2,985
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 4/14/24 @ 100 (b)	5,786	5,862
CF Hippolyta LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 3/15/24 @ 100 (b)	1,953	1,941
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 12/25/23 @ 100 (b)	596	600
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (b)	658	664
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 2/15/24 @ 100	1,100	1,132
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 2/15/23 @ 100 (b)	2,000	2,119
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.38%, 11/15/28, Callable 9/15/23 @ 100 (b)	5,000	5,061
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (b)	720	718
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 1/15/24 @ 100 (b)	5,000	5,114
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (b)	2,077	2,063
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (b)	3,782	3,788
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @ 100 (b)	1,312	1,300
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (b)	775	792
Dell Equipment Finance Trust, Series 2020-1, Class C, 4.26%, 6/22/23, Callable 10/22/22 @ 100 (b)	1,750	1,806
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (b)	2,125	2,152
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 9/20/25 @ 100 (b)	3,000	2,979
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.35%, 4/15/49, Callable 9/20/25 @ 100 (b)	6,000	5,890
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 12/20/27 @ 100 (b)	1,455	1,454
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 5/15/22 @ 100	1,077	1,084
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 6/15/23 @ 100	1,680	1,705
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 6/15/26 @ 100 (b)	1,875	1,858
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 3/15/24 @ 100 (b)	500	533
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 12/15/22 @ 100 (b)	1,409	1,401

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 12/15/22 @ 100 (b)	$2,562	$2,542
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 5/20/25, Callable 3/20/23 @ 100 (b)	1,176	1,187
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/24 (b)	2,096	2,129
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26, Callable 11/15/24 @ 100 (b)	7,500	7,464
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26, Callable 11/15/24 @ 100 (b)	6,300	6,274
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 1/15/24 @ 100	1,417	1,426
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 10/15/23 @ 100 (b)	2,273	2,297
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 8/15/23 @ 100 (b)	1,803	1,815
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 11/15/23 @ 100 (b)	1,723	1,730
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 5/15/23 @ 100 (b)	768	769
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (b)	3,000	3,083
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (b)	1,875	1,918
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 1/15/23 @ 100 (b)	1,000	1,035
FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.71%, 9/17/26 (b)	6,512	6,363
FirstKey Homes Trust, Series 2021-SFR2, Class D, 2.06%, 9/17/26 (b)	4,500	4,397
Flagship Credit Auto Trust, Series 2018-4, Class C, 4.11%, 10/15/24, Callable 11/15/23 @ 100 (b)	1,210	1,231
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 2/15/24 @ 100 (b)	2,943	3,045
Ford Credit Auto Owner Trust, Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100 (b)	1,708	1,695
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100 (b)	1,650	1,637
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 11/15/24 @ 100 (b)	1,325	1,311
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38 (b)	1,500	1,470
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 9/15/23 @ 100 (b)	3,775	3,821
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class C, 1.92%, 5/15/25, Callable 1/15/24 @ 100 (b)	2,000	2,023
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 3/15/24 @ 100 (b)	2,969	2,974
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 11/15/23 @ 100 (b)	1,250	1,332
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 8/15/26 @ 100 (b)	2,167	2,145
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 1/20/23 @ 100	1,625	1,662
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	4,464	4,476
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable 9/11/26 @ 100 (b)	1,000	1,000
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (b)	2,233	2,213
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28 (b)	4,500	4,432
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28 (b)	5,000	4,939
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 2.93% (LIBOR03M+280bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	3,500	3,517

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Golub Capital Partners CLO Ltd., Series 2020-52A, Class A2, 1.93% (LIBOR03M+180bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	$5,000	$5,012
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27 (b)	1,833	1,840
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (b)	1,667	1,669
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100 (b)	1,350	1,364
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 1/20/23 @ 100 (b)	2,851	2,890
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 2/20/24 @ 100 (b)	5,180	5,127
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 6/20/22 @ 100 (b)	1,750	1,755
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 5/20/23 @ 100 (b)	3,400	3,450
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100 (b)	4,531	4,493
JPMorgan Chase Bank NA, Series 1, Class D, 1.17%, 9/25/28, Callable 6/25/24 @ 100 (b)	4,079	4,073
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 6/25/24 @ 100 (b)	2,039	2,037
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 6/25/24 @ 100 (b)	1,888	1,887
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 11/25/24 @ 100 (b)	1,737	1,729
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 1/25/24 @ 100 (b)	749	751
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 6/25/24 @ 100 (b)	1,116	1,115
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.08%, 1/5/40 (b)	2,700	2,566
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (b)	2,125	2,173
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (b)	2,812	2,780
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (b)	1,750	1,802
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (b)	833	852
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 4/20/27 @ 100 (b)	1,206	1,188
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 1/20/24 @ 100 (b)	2,577	2,659
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (b)	6,097	5,986
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (b)	1,832	1,821
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49 (b)	7,325	7,496
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 4/20/23 @ 100 (b)	5,875	6,125
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (b)	4,649	4,349
Pawneee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 10/15/25 @ 100 (b)	1,637	1,630
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 9/15/22 @ 100 (b)	5,750	5,858
Progress Residential, Series 2021-SFR4, Class C, 2.04%, 5/17/38 (b)	2,351	2,328
Progress Residential, Series 2021-SFR4, Class D, 2.31%, 5/17/38 (b)	2,500	2,484
Progress Residential Trust, Series 2021-SFR3, Class D, 2.29%, 5/17/26 (b)	2,000	1,980
Progress Residential Trust, Series 2021-SFR7, Class B, 1.94%, 8/17/40 (b)	3,250	3,169
Progress Residential Trust, Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @ 100 (b)	3,000	2,958

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Progress Residential Trust, Series 2021-SFR5, Class D, 2.11%, 7/16/26 (b)	$2,000	$1,962
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 6/15/24 @ 100 (b)	5,000	5,080
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (b)	2,000	2,145
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 6/15/24 @ 100 (b)	2,500	2,517
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26, Callable 8/15/23 @ 100	2,000	2,008
Santander Drive Auto Receivables Trust, Series 2017-3, Class D, 3.20%, 11/15/23, Callable 1/15/22 @ 100	544	547
Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24, Callable 9/15/22 @ 100	3,360	3,407
Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24, Callable 6/15/22 @ 100	1,221	1,234
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03%, 2/15/24, Callable 6/15/23 @ 100	351	352
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 10/20/23 @ 100 (b)	1,312	1,297
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 8/20/22 @ 100 (b)	1,460	1,480
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 9/20/22 @ 100 (b)	1,782	1,808
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 6/20/25 @ 100 (b)	3,823	3,875
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 12/20/24 @ 100 (b)	6,500	6,727
SCF Equipment Leasing LLC, Series 1A, Class B, 1.37%, 8/20/29, Callable 3/20/27 @ 100 (b)	500	492
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 6/20/25 @ 100 (b)	3,800	3,878
SLM Student Loan Trust, Series 2012-6, Class B, 1.09% (LIBOR01M+100bps), 4/27/43, Callable 11/25/28 @ 100 (a)	2,500	2,453
SLM Student Loan Trust, Series 2003-14, Class B, 0.67% (LIBOR03M+55bps), 10/25/65, Callable 10/25/29 @ 100 (a)	566	541
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44, Callable 4/25/23 @ 100 (b)	2,000	2,037
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	7,583	7,893
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	1,000	1,023
Tesla Auto Lease Trust, Series 2020-A, Class C, 1.68%, 2/20/24, Callable 4/20/23 @ 100 (b)	2,000	2,019
Tesla Auto Lease Trust, Series 2019-A, Class B, 2.41%, 12/20/22, Callable 11/20/22 @ 100 (b)	5,000	5,081
Transportation Finance Equipment Trust, Series 2019-1, Class C, 2.19%, 8/23/24, Callable 3/23/23 @ 100 (b)	1,250	1,274
Trillium Credit Card Trust II, Series 2020-1A, Class C, 2.63%, 12/27/24 (b)	4,900	4,914
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (b)	9,300	9,300
Trillium Credit Card Trust II, Series 2020-1A, Class B, 2.33%, 12/27/24 (b)	2,912	2,921
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 1/19/24 @ 100 (b)	992	988
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 4/17/23 @ 100 (b)	3,514	3,638
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (b)	9,000	8,877

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (b)	$1,850	$1,915
VB-S1 Issuer LLC, Series 2020-1A, Class D, 4.09%, 6/15/50, Callable 6/15/24 @ 100 (b)	1,100	1,146
Verizon Owner Trust, Series 2020-A, Class C, 2.06%, 7/22/24, Callable 4/20/23 @ 100	5,000	5,094
Volvo Financial Equipment LLC, Series 2019-2A, Class A4, 2.14%, 9/16/24, Callable 8/15/23 @ 100 (b)	2,500	2,551
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class D, 2.59% (LIBOR01M+250bps), 2/15/40 (a)(b)	1,364	1,367
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (b)	3,798	3,838
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24, Callable 2/15/23 @ 100 (b)	2,550	2,603
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (b)	2,276	2,284
World Omni Auto Receivables Trust, Series 2021-C, Class C, 1.06%, 4/17/28, Callable 12/15/24 @ 100	5,000	4,920
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27, Callable 5/15/25 @ 100	1,250	1,235
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 10/15/22 @ 100 (b)	2,500	2,533
World Omni Select Auto Trust, Series 2020-A, Class C, 1.25%, 10/15/26, Callable 8/15/23 @ 100	3,750	3,770
Total Asset-Backed Securities (Cost $463,468)		465,008

Collateralized Mortgage Obligations (18.3%)
37 Capital CLO I, Series 2021-1A, Class C (US0003M+225bps), 10/15/34 (a)(b)(c)	2,750	2,750
AB BSL CLO 1 Ltd., Series 2020-1A, Class B, 2.17% (LIBOR03M+205bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	3,000	3,001
AB BSL CLO 1 Ltd., Series 2020-1A, Class A1A, 1.62% (LIBOR03M+150bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	5,000	5,005
AB BSL CLO 1 Ltd., Series 2020-1A, Class A2, 1.87% (LIBOR03M+175bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	4,000	4,005
Aimco CLO 11 Ltd., Series 2020-11A, Class C, 2.52% (LIBOR03M+240bps), 10/15/31 (a)(b)	9,500	9,500
Aimco CLO 11 Ltd., Series 2020-11A, Class BR (US0003M+160bps), 10/17/34 (a)(b)(c)	3,250	3,250
Annisa CLO Ltd., Series 2016-2, Class BR, 1.78% (LIBOR03M+165bps), 7/20/31, Callable 1/20/22 @ 100 (a)(b)	10,000	9,977
AOA Mortgage Trust, Series 2021-1177, Class B, 1.27% (US0001M+117bps), 10/15/36 (a)(b)(c)	3,000	2,997
AOA Mortgage Trust, Series 2021-1177, Class D, 1.91% (US0001M+182bps), 10/15/36 (a)(b)(c)	10,600	10,588
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 5/15/53, Callable 4/15/30 @ 100 (b)(d)	1,500	1,586
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 6/15/31 @ 100 (b)(d)	3,200	3,215
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 1.89% (LIBOR01M+180bps), 9/15/32 (a)(b)	3,585	3,557
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (b)(d)	12,420	12,522
Ballyrock CLO, Series 2020-2A, Class A2R, 1.68% (US0003M+155bps), 10/20/31, Callable 10/20/22 @ 100 (a)(b)	4,000	4,001
Ballyrock CLO 15 Ltd., Series 2021-1A, Class B, 2.17% (LIBOR03M+205bps), 4/15/34, Callable 7/15/23 @ 100 (a)(b)	5,000	5,005
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, 1.33% (LIBOR03M+120bps), 11/20/30, Callable 11/20/21 @ 100 (a)(b)	2,000	2,000
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32 (b)	5,000	5,085

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	$12,485	$12,933
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 3/15/27 @ 100	5,000	5,407
BBCMS Mortgage Trust, Series 2020-BID, Class D, 4.72% (LIBOR01M+463bps), 10/15/37 (a)(b)	14,600	14,703
BBCMS Mortgage Trust, Series 2020-BID, Class C, 3.73% (LIBOR01M+364bps), 10/15/37 (a)(b)	5,000	5,032
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.63% (LIBOR01M+254bps), 10/15/37 (a)(b)	5,000	5,022
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100 (b)	5,935	6,371
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 2/11/41, Callable 11/11/21 @ 100 (d)	568	554
Benchmark Mortgage Trust, Series 2021-B25, Class 300D, 2.99%, 4/15/54, Callable 4/15/30 @ 100 (b)(d)	2,417	2,176
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/61, Callable 11/15/29 @ 100	5,000	5,362
BPR Trust, Series 2021-TY, Class D, 2.43% (LIBOR01M+235bps), 9/23/23 (a)(b)	2,188	2,187
BPR Trust, Series 2021-TY, Class B, 1.23% (LIBOR01M+115bps), 9/23/23 (a)(b)	750	750
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.54%, 3/9/44 (b)(d)	5,000	5,290
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D, 1.49% (LIBOR01M+140bps), 6/15/38 (a)(b)	2,305	2,300
BX Commercial Mortgage Trust, Series 2021-VIVA, Class D, 3.55%, 3/11/44 (b)(d)	5,000	5,066
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 1.04% (LIBOR01M+85bps), 9/15/23 (a)(b)	1,500	1,499
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.17% (LIBOR01M+108bps), 10/15/36 (a)(b)	7,766	7,762
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.34% (LIBOR01M+125bps), 10/15/36 (a)(b)	6,800	6,797
BX Commercial Mortgage Trust, Series 2020-FOX, Class C, 1.64% (LIBOR01M+155bps), 11/15/32 (a)(b)	3,448	3,448
BX Commercial Mortgage Trust, Series 2020-FOX, Class D, 2.19% (LIBOR01M+210bps), 11/15/32 (a)(b)	3,448	3,448
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.54% (LIBOR01M+145bps), 10/15/36 (a)(b)	3,400	3,397
BX Commercial Mortgage Trust, Series 2020-VIV4, Class X, 0.70%, 11/10/42 (b)(d)(e)	144,200	7,465
BX Mortgage Trust, Series 2021-PAC, Class B, 0.99% (US0001M+90bps), 10/15/36 (a)(b)(c)	3,250	3,242
BX Trust, Series 2021-ARIA, Class D, 1.98% (US0001M+190bps), 10/15/36 (a)(b)	3,000	2,987
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46 (b)(c)	2,500	2,575
CHT Cosmo Mortgage Trust, Series 2017-CSMO, Class D, 2.34% (LIBOR01M+225bps), 11/15/36 (a)(b)	20,250	20,244
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.59% (LIBOR01M+150bps), 11/15/36 (a)(b)	7,000	6,998
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.09% (LIBOR01M+300bps), 11/15/36 (a)(b)	22,867	22,859
CIFC Funding Ltd., Series 2017-I, Class B, 1.83% (LIBOR03M+170bps), 4/23/29, Callable 1/21/22 @ 100 (a)(b)	3,500	3,493
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (b)	3,750	3,928

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41 (b)	$5,000	$4,837
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.35%, 5/10/36 (b)	1,850	1,923
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41 (b)	4,000	4,038
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class BR (US0003M+170bps), 10/20/34 (a)(b)(c)	3,000	3,000
Columbia Cent CLO Ltd., Series 2020-29A, Class AIF, 1.97%, 7/20/31, Callable 1/20/22 @ 100 (b)	3,500	3,507
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (d)	3,000	3,244
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (b)	2,660	2,723
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (b)	9,700	9,759
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.72%, 8/10/50, Callable 9/10/23 @ 100 (d)	5,000	5,307
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (d)	3,399	3,621
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (b)	10,000	9,970
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (b)(d)	9,500	10,025
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (b)	2,500	2,575
CSMC Trust, Series 2019-UVIL, Class C, 3.28%, 12/15/41 (b)(d)	5,000	5,054
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (b)	5,000	5,099
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (b)	2,500	2,601
Dryden Senior Loan Fund, Series 2016-42A, Class BR, 1.67% (LIBOR03M+155bps), 7/15/30, Callable 1/15/22 @ 100 (a)(b)	5,000	4,987
Extended Stay America Trust, Series 2021-ESH, Class D, 2.34% (LIBOR01M+225bps), 7/15/38 (a)(b)	4,477	4,492
Federal Home Loan Mortgage Corp., Series KC02, Class A2, 3.37%, 7/25/25, Callable 7/25/25 @ 100 (f)	5,000	5,229
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 1.07% (LIBOR03M+95bps), 4/17/31, Callable 1/17/22 @ 100 (a)(b)	3,500	3,500
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, 2.58% (LIBOR03M+245bps), 11/20/33, Callable 11/20/22 @ 100 (a)(b)	4,000	4,031
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 1.88% (US0003M+175bps), 11/20/33, Callable 11/20/22 @ 100 (a)(b)	750	751
Flatiron RR CLO 22 LLC, Series 2021-2A, Class B (US0003M+160bps), 10/15/34 (a)(b)(c)	3,000	3,001
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.53%, 11/25/23, Callable 11/25/23 @ 100 (b)(d)	7,000	7,299
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29, Callable 9/25/29 @ 100 (b)(d)	10,000	10,824
Goldentree Loan Management US Clo 8 Ltd., Series 2020-8A, Class BR, 1.73% (US0003M+160bps), 10/20/34, Callable 10/20/23 @ 100 (a)(b)	2,500	2,500
Golub Capital Partners 48 LP, Series 2020-48A, Class B1, 1.92% (LIBOR03M+180bps), 4/17/33, Callable 4/17/22 @ 100 (a)(b)	4,350	4,351
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (b)	10,166	10,176
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 12/10/39 (b)	1,735	1,785
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45, Callable 11/10/21 @ 100 (b)	1,628	1,633

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 10/10/29 @ 100	$5,000	$5,323
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53, Callable 12/13/29 @ 100 (d)	3,750	3,970
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 10/10/29 @ 100	4,000	4,248
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38 (b)(d)	824	879
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38 (b)(d)	4,650	5,023
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (b)	6,924	7,082
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 2.94%, 12/10/41 (b)(d)	10,672	10,722
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (b)(d)	4,500	4,763
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (b)	3,020	3,158
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (b)(d)	8,862	9,104
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39 (b)(d)	5,000	4,934
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39 (b)	5,000	5,135
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.08%, 1/15/46, Callable 7/15/23 @ 100 (d)	468	487
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (d)	2,250	2,312
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100 (b)(d)	1,614	1,737
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AJ, 5.95%, 4/17/45, Callable 12/11/21 @ 100 (d)	29	28
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.10%, 12/15/47, Callable 2/15/23 @ 100 (d)	3,045	3,076
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.71%, 11/15/43, Callable 11/15/21 @ 100 (b)(d)	2,395	2,439
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.78%, 6/5/39, Callable 6/5/29 @ 100 (b)(d)	2,000	2,102
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.72%, 10/15/45, Callable 9/15/22 @ 100 (d)(e)	17,520	126
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class XA, 0.09%, 1/5/40 (b)(d)(e)	226,300	1,351
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1.89% (LIBOR01M+180bps), 5/15/36 (a)(b)	2,500	2,500
LCM LP, Series 18A, Class A1R, 1.15% (LIBOR03M+102bps), 4/20/31, Callable 1/20/22 @ 100 (a)(b)	1,000	999
LCM Ltd., Series 2032A, Class B, 1.83% (LIBOR03M+170bps), 7/20/34, Callable 7/20/23 @ 100 (a)(b)	2,500	2,502
Life BMR Mortgage Trust, Series 2021-BMR, Class D, 1.49% (LIBOR01M+140bps), 3/15/38 (a)(b)	4,500	4,496
Magnetite Ltd., Series 2015-12A, Class BRRA, 1.72% (LIBOR03M+160bps), 10/15/31, Callable 1/15/22 @ 100 (a)(b)	3,240	3,233
Magnetite XXVIII Ltd., Series 2020-28A, Class C, 2.47% (LIBOR03M+235bps), 10/25/31, Callable 1/25/22 @ 100 (a)(b)	2,000	2,005
Manhattan West, Series 2020-1MW, Class D, 2.33%, 9/10/40 (b)(d)	4,250	4,155
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (b)	5,000	5,062
Manhattan West, Series 2020-1MW, Class C, 2.33%, 9/10/40 (b)(d)	5,000	4,990
MHC Commercial Mortgage Trust, Series MHC, Class D, 1.69% (LIBOR01M+160bps), 4/15/26 (a)(b)	2,000	2,000
MHC Trust, Series 2021-MHC2, Class D, 1.59% (LIBOR01M+150bps), 5/15/23 (a)(b)	1,900	1,865
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.59%, 11/15/45, Callable 6/15/22 @ 100 (b)(d)(e)	17,166	108

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2017-CLS, Class E, 2.04% (LIBOR01M+195bps), 11/15/34 (a)(b)	$8,215	$8,211
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.09% (LIBOR01M+100bps), 11/15/34 (a)(b)	3,245	3,241
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 2.69% (LIBOR01M+260bps), 11/15/34 (a)(b)	4,000	3,990
Morgan Stanley Eaton Vance CLO, Series 2021-1A, Class B (US0003M+165bps), 10/20/34 (a)(b)(c)	2,500	2,501
Mountain View CLO Ltd., Series 2013-1A, Class CRR (LIBOR03M+220bps), 10/12/30 (a)(b)	4,000	4,000
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 1.64% (LIBOR03M+150bps), 1/28/30, Callable 1/28/22 @ 100 (a)(b)	5,000	5,001
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class B, 1.68% (US0003M+160bps), 10/16/34, Callable 10/16/23 @ 100 (a)(b)	2,500	2,500
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 1/19/22 @ 100 (b)	5,000	5,020
Octagon 57 Ltd., Series 2021-1A, Class B1 (US0003M+165bps), 10/15/34 (a)(b)(c)	3,000	3,000
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class B, 1.98% (LIBOR03M+185bps), 10/20/31, Callable 1/20/22 @ 100 (a)(b)	4,200	4,200
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class BR (US0003M+160bps), 10/20/34 (a)(b)(c)	4,200	4,200
Octagon Investment Partners 50 Ltd., Series 2020-4A, Class C, 2.62% (LIBOR03M+250bps), 10/15/33, Callable 1/15/22 @ 100 (a)(b)	4,000	4,005
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49 (b)	11,040	11,302
One New York Plaza Trust, Series 2020-1NYP, Class A, 1.04% (LIBOR01M+95bps), 1/15/26 (a)(b)	2,625	2,628
ONE PARK Mortgage Trust, Series 2021-PARK, Class D, 1.59% (LIBOR01M+150bps), 3/15/36 (a)(b)	5,000	4,954
Palmer Square CLO Ltd., Series 2021-1, Class A2, 1.53% (LIBOR03M+140bps), 4/20/34, Callable 4/20/23 @ 100 (a)(b)	1,500	1,500
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 2.03% (LIBOR03M+190bps), 2/20/28, Callable 11/20/21 @ 100 (a)(b)	2,000	2,000
Palmer Square Loan Funding Ltd., Series 2019-4, Class B, 2.22% (LIBOR03M+210bps), 10/24/27, Callable 1/24/22 @ 100 (a)(b)	5,000	5,007
Palmer Square Loan Funding Ltd., Series 2019-3, Class B, 2.23% (LIBOR03M+210bps), 8/20/27, Callable 11/20/21 @ 100 (a)(b)	5,000	5,002
Palmer Square Loan Funding Ltd., Series 2019-4, Class A2, 1.72% (LIBOR03M+160bps), 10/24/27, Callable 1/24/22 @ 100 (a)(b)	4,500	4,503
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, 2.43% (LIBOR03M+230bps), 11/25/28, Callable 11/25/21 @ 100 (a)(b)	5,000	5,002
Palmer Square Loan Funding Ltd., Series 2019-2, Class B, 2.38% (LIBOR03M+225bps), 4/20/27, Callable 1/20/22 @ 100 (a)(b)	5,000	4,997
Race Point CLO Ltd., Series 2016-10A, Class B1R, 1.77% (LIBOR03M+165bps), 7/25/31, Callable 1/25/22 @ 100 (a)(b)	5,000	5,001
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (b)	4,000	4,087
SLG Office Trust, Series 2021-OVA, Class B, 2.71%, 7/15/41 (b)	4,000	4,092
Sound Point CLO VII-R Ltd., Series 2014-3RA, Class C, 2.37% (LIBOR03M+225bps), 10/23/31, Callable 1/23/22 @ 100 (a)(b)	5,000	5,000
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 1.93% (LIBOR03M+180bps), 1/21/31, Callable 1/20/22 @ 100 (a)(b)	1,000	992
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 1.37% (LIBOR03M+125bps), 1/15/30, Callable 1/15/22 @ 100 (a)(b)	2,000	1,977
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 0.83% (LIBOR01M+50bps), 7/19/35, Callable 11/19/21 @ 100 (a)	879	848
Symphony CLO XXVIII Ltd., Series 2021-28A, Class C, 2.19% (US0003M+210bps), 10/23/34, Callable 10/23/23 @ 100 (a)(b)	3,000	3,003
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 1.83% (LIBOR03M+170bps), 1/20/32, Callable 1/20/22 @ 100 (a)(b)	5,000	4,988

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
TRESTLES CLO Ltd., Series 2021-4A, Class B2, 2.72%, 7/21/34, Callable 7/21/23 @ 100 (b)	$1,000	$972
Trimaran Cavu, Series 2021-2A, Class B1 (US0003M+175bps), 10/25/34 (a)(b)(c)	2,500	2,501
Trimaran Cavu Ltd., Series 2019-1A, Class A2, 2.03% (LIBOR03M+190bps), 7/20/32, Callable 7/20/22 @ 100 (a)(b)	7,000	7,018
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 1.01% (LIBOR03M+89bps), 4/15/29, Callable 1/15/22 @ 100 (a)(b)	4,125	4,127
TTAN, Series 2021-MHC, Class D, 1.84% (LIBOR01M+180bps), 3/15/38 (a)(b)	1,799	1,799
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.99%, 5/10/45, Callable 4/10/22 @ 100 (b)(d)(e)	19,401	32
Venture 37 CLO Ltd., Series 2019-37A, Class A2R, 1.57% (LIBOR03M+145bps), 7/15/32, Callable 7/15/22 @ 100 (a)(b)	3,000	3,001
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (b)	3,000	2,977
Voya CLO, Series 2020-2A, Class A2R, 1.52% (US0003M+140bps), 7/19/34, Callable 7/19/23 @ 100 (a)(b)	4,000	4,001
Voya CLO, Series 2017-4A, Class A2, 1.37% (US0003M+125bps), 10/15/30, Callable 1/15/22 @ 100 (a)(b)	2,000	1,995
Voya CLO Ltd., Series 2019-4A, Class A1, 1.46% (LIBOR03M+134bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	5,000	5,002
Voya CLO Ltd., Series 2018-3, Class B, 1.77% (LIBOR03M+165bps), 10/15/31, Callable 1/15/22 @ 100 (a)(b)	2,500	2,493
Voya CLO Ltd., Series 2019-4A, Class B, 2.12% (LIBOR03M+200bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	4,500	4,505
Voya CLO Ltd., Series 2015-3A, Class BR, 2.33% (LIBOR03M+220bps), 10/20/31, Callable 1/20/22 @ 100 (a)(b)	1,250	1,243
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48	3,500	3,775
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.50%, 9/15/57, Callable 9/15/25 @ 100 (d)	2,000	2,166
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 3/15/30 @ 100	2,000	2,111
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36 (b)(d)	4,200	4,651
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48 (d)	5,000	5,391
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.49%, 12/15/45, Callable 12/15/22 @ 100 (b)(d)(e)	54,538	591
Total Collateralized Mortgage Obligations (Cost $696,333)		702,198

Preferred Stocks (1.0%)
Consumer Staples (0.6%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (a)(g)	400,000	11,144
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (b)(g)	100,000	10,000
		21,144
Financials (0.4%):
Citigroup Capital, 6.50% (LIBOR03M+637bps), 10/30/40 (a)	87,500	2,402
Delphi Financial Group, Inc., 4.17% (LIBOR03M+319bps), 5/15/37 (a)(h)	369,987	8,880

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Bancorp, non-cumulative, Series A, 3.50% (LIBOR03M+102bps) (g)(i)	5,000	$4,825
		16,107
Total Preferred Stocks (Cost $33,110)		37,251

Senior Secured Loans (3.5%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.50% (LIBOR03M+475bps), 4/20/28 (a)	$15,500	16,135
Academy Ltd., Refinancing Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 11/6/27 (a)	373	373
Air Canada, Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 7/27/28 (a)	1,000	1,010
Alterra Mountain Co., 4.00% (LIBOR01M+350bps), 7/30/28 (a)	2,965	2,957
Altium Packaging LLC, 2021 Term Loans, First Lien, 3.25% (LIBOR01M+275bps), 2/3/28 (a)	995	985
AOT Packaging Products Acquisitionco LLC, Closing Date Initial Term Loans, First Lien, 3.75% (LIBOR01M+325bps), 3/3/28 (a)	1,221	1,213
AOT Packaging Products Acquisitionco LLC, Delayed Draw Term Loan Commitment, First Lien, 3.75% (LIBOR01M+325bps), 1/29/28 (a)(c)	541	538
AssuredPartners, Inc., 4.00% (LIBOR01M+350bps), 2/13/27 (a)	2,963	2,952
Asurion LLC, New B-9 Term Loans, First Lien, 3.33% (LIBOR01M+325bps), 7/29/27 (a)	995	985
Berlin Packaging LLC., Tranche B-4 Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 3/5/28 (a)	498	495
Blackstone CQP Holdco LP, Initial Term Loans, First Lien, 4.25% (LIBOR01M+375bps), 5/26/28 (a)	998	996
BUCKEYE PARTNERS LP, 2021 Tranche B-1 Refinancing Term Loan, First Lien, 2.33% (LIBOR01M+225bps), 11/1/26 (a)	1,469	1,461
BWAY Holding Co., Initial Term Loan, First Lien, 3.33% (LIBOR01M+325bps), 4/3/24 (a)	2,723	2,649
CITGO Petroleum Corp., 2019 Incremental Term B Loans, First Lien, 7.25% (LIBOR06M+625bps), 3/22/24 (a)	1,422	1,422
ClubCorp Holdings, Inc., Term B Loans, First Lien, 2.88% (LIBOR03M+275bps), 9/18/24 (a)	2	2
DELTA AIR LINES, Inc. and SKYMILES IP Ltd., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (a)	16,000	17,031
Directv Financing LLC, 5.75% (LIBOR03M+500bps), 7/22/27 (a)	4,000	4,002
Foundation Building Materials, Initial Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 1/29/28 (a)	499	494
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (a)	467	466
Gray Television, Inc., 5/3/22 (c)(j)	5,000	4,964
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR03M+425bps), 3/5/28 (a)	993	995
H-Food Holdings LLC, 2020 Incremental Term B-3 Loan, First Lien, 6.00% (LIBOR01M+500bps), 5/31/25 (a)	494	494
H-Food Holdings LLC, Initial Term Loan, First Lien, 3.77% (LIBOR01M+369bps), 5/31/25 (a)	1,421	1,411
Hilton Grand Vacations Borrower LLC, 3.50% (LIBOR01M+300bps), 8/2/28 (a)	1,000	1,002
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 4.00% (LIBOR02M+325bps), 4/25/25 (a)	10	10
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 4/25/25 (a)	3,901	3,896
Indy US Bidco LLC, Tranche B-1 Term Loans, First Lien, 4.08% (LIBOR01M+400bps), 3/5/28 (a)	498	498
IRB Holding Corp., Fourth Amendment Incremental Term Loans, First Lien, 4.25% (LIBOR03M+325bps), 11/19/27 (a)	2,981	2,979

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 4.25% (LIBOR01M+375bps), 12/22/26 (a)	$4	$4
Lumen Technologies, Inc., Term B Loans, First Lien, 2.50% (LIBOR01M+225bps), 3/15/27 (a)	1,429	1,410
Magnite, Inc., Initial Term Loans, First Lien, 5.75% (LIBOR03M+500bps), 4/30/28 (a)	248	247
Magnite, Inc., Initial Term Loans, First Lien, 5.75% (LIBOR06M+500bps), 4/30/28 (a)	750	748
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (a)	18,000	19,159
Mitchell International, Inc., 4.25% (LIBOR01M+375bps), 10/1/28 (a)	2,500	2,476
Mozart Borrower, LP, 9/30/28 (c)(j)	1,000	1,001
Oculus Acquisition Corp., Initial Term Loan, First Lien, 4.50% (LIBOR06M+375bps), 11/8/27 (a)	995	996
Osmosis Debt Merger Sub, Inc., 4.50% (LIBOR01M+400bps), 7/31/28 (a)	889	892
Osmosis Debt Merger Sub, Inc., Delayed TL, First Lien, 6/17/28 (c)(j)	111	111
Pactiv Evergreen Group Holdings, Inc., 4.00% (LIBOR01M+350bps), 9/17/28 (a)	1,000	998
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (a)	1,990	1,989
Polaris Newco LLC, Dollar Term Loan, First Lien, 4.50% (LIBOR06M+400bps), 6/4/28 (a)	1,250	1,252
Proofpoint, Inc., 3.75% (LIBOR03M+325bps), 8/31/28 (a)	2,500	2,489
Serta Simmons Bedding LLC, Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 11/8/23 (a)	4,697	3,152
Sophia LP, Closing Date Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 10/7/27 (a)	993	993
Sotheby's, 5.00% (LIBOR03M+450bps), 1/15/27 (a)	5,484	5,493
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 4.50% (LIBOR03M+375bps), 10/2/26 (a)	1,439	1,441
The Boeing Co., Advance, First Lien, 1.37% (LIBOR03M+125bps), 2/6/22 (a)	1,157	1,155
The E.W. Scripps Co., Term Loan B3, First Lien, 3.75% (LIBOR01M+300bps), 12/15/27 (a)	868	868
TK Elevator US Newco, Inc., 4.00% (LIBOR06M+350bps), 7/31/27 (a)	986	988
UKG, Inc., 2021 Incremental Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 5/3/26 (a)	1,486	1,488
Virtus Investment Partners, Inc., 4.50% (Prime+125bps), 9/18/28 (a)	2,000	1,991
Walker & Dunlop, Inc., 10/15/28 (c)(j)	2,000	1,995
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR06M+325bps), 10/30/27 (a)	24	24
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR01M+325bps), 10/30/27 (a)	793	794
Western Digital Corp., Term Loan A-1, First Lien, 1.58% (LIBOR01M+150bps), 2/27/23 (a)	2,267	2,263
Whatabrands LLC, Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 7/21/28 (a)	4,500	4,495
Total Senior Secured Loans (Cost $132,544)		133,327

Corporate Bonds (26.1%)
Communication Services (1.6%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	7,000	8,082
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @ 102.13 (b)	4,000	3,882
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29, Callable 11/15/28 @ 100	1,000	982
Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100 (i)	4,000	4,679
CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26 @ 101.69 (b)	11,000	10,015

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	$3,000	$3,529
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (b)	4,500	4,442
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	500	490
Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94 (b)	2,000	1,923
Sprint Spectrum Co. LLC, 5.15%, 9/20/29 (b)	2,000	2,258
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75 (b)	6,250	6,469
Verizon Communications, Inc.
2.55%, 3/21/31, Callable 12/21/30 @ 100	1,000	1,008
4.50%, 8/10/33 (f)	10,000	11,803
Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 12/13/21 @ 102 (b)	500	486
		60,048

Consumer Discretionary (2.2%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	3,500	3,571
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100	3,000	2,909
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100	3,000	3,200
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (b)	14,930	14,578
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100 (i)	5,000	5,077
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 (f)	8,000	8,454
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (b)	750	753
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	862	849
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (i)	13,500	13,518
PulteGroup, Inc., 6.00%, 2/15/35	1,000	1,289
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (b)	13,000	12,936
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (b)	2,100	2,150
Sonic Automotive, Inc., 4.88%, 11/15/31, Callable 11/15/26 @ 102.44 (b)	5,000	5,002
Sotheby's, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69 (b)(i)	3,375	3,558
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,692
Volkswagen Group of America Finance LLC, 3.75%, 5/13/30 (b)	3,000	3,305
		82,841

Consumer Staples (0.4%):
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 (f)	5,819	5,672
3.73%, 9/25/40, Callable 3/25/40 @ 100	5,000	4,866
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75 (b)	1,250	1,258
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25 (b)	500	491
Smithfield Foods, Inc., 2.63%, 9/13/31, Callable 6/13/31 @ 100 (b)	3,000	2,898
		15,185

Energy (2.0%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	4,000	4,444
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (b)	4,727	5,015
Diamondback Energy, Inc., 3.13%, 3/24/31, Callable 12/24/30 @ 100	3,000	3,095
Energy Transfer Operating LP, 3.14% (LIBOR03M+302bps), 11/1/66, Callable 12/13/21 @ 100 (a)	2,000	1,641
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (b)	3,333	3,496
Helmerich & Payne, Inc., 2.90%, 9/29/31, Callable 6/29/31 @ 100 (b)	3,000	2,986
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (b)	12,609	12,937
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100 (f)	8,405	10,226

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	$1,000	$1,177
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (b)(f)	15,000	16,017
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	4,455	4,878
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27, Callable 10/15/22 @ 102.81 (b)(f)	3,000	3,197
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (b)	3,000	3,584
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 12/13/21 @ 104.59 (b)(i)	447	448
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (b)	3,500	3,648
		76,789

Financials (8.7%):
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100 (i)	4,000	4,550
American International Group, Inc., 8.17% (LIBOR03M+420bps), 5/15/68, Callable 5/15/38 @ 100 (a)	2,000	2,934
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100 (b)	2,000	2,040
Associated Bancorp, 4.25%, 1/15/25, Callable 10/15/24 @ 100	10,000	10,680
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	3,000	2,953
Athene Global Funding, 2.67%, 6/7/31 (b)	5,000	5,008
Athene Holding Ltd., 6.15%, 4/3/30, Callable 1/3/30 @ 100	3,000	3,739
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	10,000	10,331
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (a)	4,286	4,495
Bank of America Corp.
2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100 (a)	5,000	4,894
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (a)	3,000	3,007
BankUnited, Inc.
4.88%, 11/17/25, Callable 8/17/25 @ 100	3,000	3,344
5.13%, 6/11/30, Callable 3/11/30 @ 100	2,000	2,298
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 (b)	2,308	2,264
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (b)(f)	5,000	4,918
BOKF Merger Corp., 5.62% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (a)	4,750	5,171
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a)(f)	5,000	4,816
Citizens Financial Group, Inc.
4.15%, 9/28/22 (b)	7,000	7,202
2.64%, 9/30/32, Callable 7/2/32 @ 100	5,500	5,497
Coinbase Global, Inc., 3.63%, 10/1/31, Callable 10/1/26 @ 101.81 (b)(i)	1,500	1,429
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a)(b)	978	933
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (f)(i)	2,000	2,232
F&G Global Funding, 2.00%, 9/20/28 (b)	3,000	2,923
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (a)	3,000	3,040
First Financial Bancorp, 5.13%, 8/25/25	5,000	5,206
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,637
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,728
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	1,175	1,189
Fulton Financial Corp., 4.50%, 11/15/24 (i)	4,759	5,171
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (b)	2,000	1,951
Global Atlantic Fin Co., 4.70% (H15T5Y+380bps), 10/15/51, Callable 7/15/26 @ 100 (a)(b)	1,000	1,029

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (b)	$2,472	$2,692
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,247
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (b)	9,176	8,958
ILFC E-Capital Trust I, 3.46%, 12/21/65, Callable 12/13/21 @ 100 (b)	6,225	5,131
JPMorgan Chase & Co., 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (a)(f)	16,101	16,633
Kemper Corp., 4.35%, 2/15/25, Callable 11/15/24 @ 100	1,000	1,078
KeyBank NA, 3.90%, 4/13/29	3,000	3,331
KeyCorp Capital II, 6.88%, 3/17/29	750	912
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (b)	500	473
3.88%, 11/15/29, Callable 8/15/29 @ 100 (b)	3,000	3,149
Lincoln National Corp., 2.48% (US0003M+236bps), 5/17/66, Callable 8/11/26 @ 100 (a)	5,018	4,573
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	3,000	3,030
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (a)	7,717	7,943
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	5,350	5,916
MetLife, Inc., 9.25%, 4/8/68, Callable 4/8/33 @ 100 (b)(i)	5,000	7,607
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (a)	10,000	9,521
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN (a)	1,500	1,497
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (a)	5,000	4,863
Nationwide Mutual Insurance Co., 2.41% (LIBOR03M+229bps), 12/15/24, Callable 12/13/21 @ 100 (a)(b)	10,235	10,231
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (a)(i)	4,000	4,341
New York Life Global Funding, 1.85%, 8/1/31 (b)	7,750	7,508
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 5/15/29, Callable 5/15/24 @ 102.44 (b)	500	508
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	9,000	9,536
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (b)	1,750	1,986
Prudential Financial, Inc., 5.87% (LIBOR03M+418bps), 9/15/42, Callable 9/15/22 @ 100 (a)	3,000	3,107
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (a)(g)(i)	1,000	1,111
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	4,318	4,805
TCF National Bank
4.60%, 2/27/25	5,000	5,365
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (a)	5,000	5,259
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (a)	4,000	4,164
Texas Capital Bank NA, 5.25%, 1/31/26 (i)	10,225	11,092
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (a)	7,000	7,433
The Hartford Financial Services Group, Inc., 2.25% (LIBOR03M+213bps), 2/12/67, Callable 12/13/21 @ 100 (a)(b)	7,500	7,230
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,779
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (a)	4,643	4,663
Truist Bank, 0.79% (LIBOR03M+67bps), 5/15/27, Callable 12/13/21 @ 100 (a)	5,000	4,879
Truist Financial Corp., 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (a)(f)(g)	4,000	4,507
United Financial Bancorp, Inc., 5.75%, 10/1/24	2,700	2,860

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co., 3.90% (H15T5Y+3bps), Callable 3/15/26 @ 100 (a)(g)	$2,000	$2,038
Wintrust Financial Corp., 5.00%, 6/13/24	3,500	3,696
		334,261
Health Care (2.0%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 (f)	3,000	3,614
Bausch Health Cos, Inc., 4.88%, 6/1/28, Callable 6/1/24 @ 102.44 (b)	1,000	1,030
Bayer U.S. Finance II LLC
2.85%, 4/15/25, Callable 1/15/25 @ 100 (b)	4,405	4,511
4.63%, 6/25/38, Callable 12/25/37 @ 100 (b)	5,000	5,911
Baylor Scott & White Holdings, 2.65%, 11/15/26, Callable 8/15/26 @ 100	5,000	5,209
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	5,469
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	3,296
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	1,929	1,879
CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	5,000	6,011
CVS Pass-Through Trust, 5.93%, 1/10/34 (b)	7,079	8,524
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,500	1,589
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	12,555	12,952
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (b)	3,000	3,221
HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25 (b)	1,000	1,011
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	1,532	1,521
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	2,000	2,003
Laboratory Corp. of America Holdings, 2.70%, 6/1/31, Callable 3/1/31 @ 100	2,000	2,036
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (b)	1,000	1,050
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (b)	1,500	1,450
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100	1,333	1,292
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 (b)	3,000	2,953
		76,532
Industrials (3.8%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	1,000	973
Air Lease Corp.
3.63%, 12/1/27, Callable 9/1/27 @ 100	2,500	2,653
3.13%, 12/1/30, Callable 9/1/30 @ 100	2,500	2,553
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 (f)	5,000	5,420
Alaska Airlines Pass Through Trust
8.00%, 2/15/27 (b)	4,041	4,544
4.80%, 2/15/29 (b)	5,530	6,137
American Airlines Pass Through Trust
4.00%, 1/15/27	4,747	4,608
3.60%, 4/15/31	1,621	1,580
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (b)	2,500	2,691
Ashtead Capital, Inc., 2.45%, 8/12/31, Callable 5/12/31 @ 100 (b)	1,333	1,314
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (b)	3,000	3,333
British Airways Pass Through Trust
4.63%, 12/20/25 (b)	7,988	8,388
3.35%, 12/15/30 (b)	2,169	2,159
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (b)	3,000	3,031
Delta Air Lines Pass Through Trust, 2.50%, 12/10/29	4,548	4,566
Delta Air Lines, Inc./Skymiles IP Ltd., 4.75%, 10/20/28 (b)	2,532	2,814
FedEx Corp., 3.90%, 2/1/35	5,000	5,588
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (b)	3,500	3,472
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27	5,981	5,971

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26, Callable 1/20/24 @ 102.88 (b)	$4,000	$4,200
JetBlue Pass Through Trust, 7.75%, 5/15/30	4,739	5,565
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	1,475	1,649
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (b)	5,000	5,222
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	2,000	2,307
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (b)	1,424	1,595
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	1,500	1,530
The Boeing Co.
5.15%, 5/1/30, Callable 2/1/30 @ 100 (f)	10,000	11,670
3.63%, 2/1/31, Callable 11/1/30 @ 100 (f)	7,000	7,455
5.81%, 5/1/50, Callable 11/1/49 @ 100	3,000	4,112
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100	3,658	4,067
U.S. Airways Pass Through Trust
6.25%, 10/22/24	1,611	1,661
7.13%, 4/22/25	1,123	1,197
3.95%, 5/15/27 (i)	5,453	5,551
United Airlines Pass Through Trust
4.63%, 3/3/24	3,113	3,185
4.15%, 10/11/25	6,398	6,695
4.30%, 2/15/27	3,265	3,466
3.50%, 11/1/29	4,479	4,424
		147,346
Information Technology (1.5%):
Apple, Inc., 2.40%, 8/20/50, Callable 2/20/50 @ 100	4,000	3,780
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100 (b)(f)	5,000	4,814
Citrix Systems, Inc., 4.50%, 12/1/27, Callable 9/1/27 @ 100	5,367	5,776
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100	3,000	3,608
Dell, Inc., 5.40%, 9/10/40 (f)	4,965	5,974
Fiserv, Inc., 4.40%, 7/1/49, Callable 1/1/49 @ 100	3,000	3,628
Global Payments, Inc., 4.15%, 8/15/49, Callable 2/15/49 @ 100	3,000	3,400
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100 (c)	1,000	998
Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	3,000	3,073
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (b)	15,000	15,516
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	1,000	1,010
Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 (b)	333	341
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	3,500	3,544
Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	500	505
VMware, Inc., 3.90%, 8/21/27, Callable 5/21/27 @ 100	2,000	2,194
		58,161
Materials (0.4%):
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	667	649
Cabot Corp., 4.00%, 7/1/29, Callable 4/1/29 @ 100	3,000	3,258
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 (f)	6,617	6,540
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	500	487
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (f)	2,500	2,599
		13,533
Real Estate (2.1%):
Boston Properties LP
2.55%, 4/1/32, Callable 1/1/32 @ 100 (f)	10,500	10,446
2.45%, 10/1/33, Callable 7/1/33 @ 100	5,000	4,843
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	3,000	3,018

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	$4,500	$4,741
Crown Castle International Corp.
3.30%, 7/1/30, Callable 4/1/30 @ 100	2,000	2,114
2.90%, 4/1/41, Callable 10/1/40 @ 100	1,000	965
Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,000	3,239
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	3,476	3,693
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	6,143	6,342
Hudson Pacific Properties LP, 3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	5,410
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%, 7/15/28 (b)	313	327
Kilroy Realty LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	4,500	4,406
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN	2,000	2,576
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	5,000	5,093
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	2,750	2,746
RHP Hotel Properties, LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25 (b)	1,500	1,491
RLJ Lodging Trust LP, 3.75%, 7/1/26, Callable 7/1/23 @ 101.88 (b)	1,000	1,010
SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56 (b)	1,000	960
SBA Tower Trust
2.33%, 7/15/52, Callable 7/15/26 @ 100 (b)	3,000	3,051
2.59%, 10/15/56 (b)	5,000	5,064
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 (f)	4,000	3,885
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (b)	5,000	5,249
		80,669
Utilities (1.4%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,500	1,628
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	5,000	5,022
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (b)	2,333	2,339
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	3,000	2,955
Jersey Central Power & Light Co., 2.75%, 3/1/32, Callable 12/1/31 @ 100 (b)	3,000	3,066
National Fuel Gas Co., 3.95%, 9/15/27, Callable 6/15/27 @ 100	4,000	4,275
NRG Energy, Inc.
2.45%, 12/2/27, Callable 10/2/27 @ 100 (b)	6,300	6,311
4.45%, 6/15/29, Callable 3/15/29 @ 100 (b)(f)	3,907	4,279
South Jersey Industries, Inc., 5.02%, 4/15/31 (i)	3,000	3,279
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	2,270	2,294
Vistra Operations Co. LLC
3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	6,895	7,177
4.30%, 7/15/29, Callable 4/15/29 @ 100 (b)	6,397	6,842
WEC Energy Group, Inc., 2.24% (LIBOR03M+211bps), 5/15/67, Callable 12/13/21 @ 100 (a)	3,100	2,914
		52,381
Total Corporate Bonds (Cost $950,422)		997,746

Yankee Dollars (4.0%)
Consumer Discretionary (0.3%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (b)	2,454	2,556
Genm Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (b)	5,000	4,905
IHO Verwaltungs GmbH (6.38% Cash or 7.13% PIK), 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (b)	1,285	1,392
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (b)	2,539	2,374
		11,227

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc., 3.44%, 5/13/41, Callable 11/13/40 @ 100 (b)	$1,000	$1,031
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42 (f)	4,000	4,379
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (b)	3,000	3,107
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (b)	3,000	2,953
		11,470
Energy (0.1%):
Equinor ASA, 3.13%, 4/6/30, Callable 1/6/30 @ 100	1,000	1,080
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (b)	1,000	1,001
Transocean Sentry Ltd., 5.38%, 5/15/23, Callable 12/13/21 @ 102.67 (b)	1,378	1,354
		3,435
Financials (1.9%):
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25, Callable 7/29/25 @ 100	5,000	5,401
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (b)	2,143	2,373
Banco Santander SA, 2.96%, 3/25/31	3,000	3,061
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (a)	3,750	4,048
BNP Paribas, 2.87% (SOFR+1bps), 4/19/32, Callable 4/19/31 @ 100 (a)(b)	3,000	3,049
BNP Paribas SA, 4.63%, 3/13/27 (b)	3,000	3,333
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (a)(f)(g)	5,000	5,307
Brookfield Finance I UK PLC, 2.34%, 1/30/32, Callable 10/30/31 @ 100 (i)	3,000	2,930
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a)(b)	3,000	3,053
Deutsche Bank AG/New York, 3.03% (SOFR+172bps), 5/28/32, Callable 5/28/31 @ 100 (a)	3,000	3,026
Enel Finance International NV, 2.25%, 7/12/31, Callable 4/12/31 @ 100 (b)	3,000	2,937
HSBC Holdings PLC, 3.90%, 5/25/26	3,000	3,258
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (b)	1,500	1,643
Lloyds Banking Group PLC, 3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (a)	3,500	3,752
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a)(b)	4,000	3,945
Mizuho Financial Group, Inc., 2.56%, 9/13/31	3,000	2,937
Nationwide Building Society, 4.00%, 9/14/26 (b)	3,000	3,261
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100 (a)	3,000	3,136
Nomura Holdings, Inc., 2.61%, 7/14/31	3,000	2,957
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (a)	1,000	1,013
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	4,000	4,375
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (a)	3,000	3,244
		72,039
Health Care (0.1%):
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	3,042

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Industrials (0.8%):
Air Canada Pass Through Trust
3.88%, 9/15/24 (b)	$5,473	$5,497
4.13%, 11/15/26 (b)	11,244	11,418
3.75%, 6/15/29 (b)	4,553	4,743
Avolon Holdings Funding Ltd., 3.25%, 2/15/27, Callable 12/15/26 @ 100 (b)	2,550	2,624
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (b)	3,000	3,210
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	2,000	2,134
		29,626
Materials (0.2%):
Teck Resources Ltd.
3.75%, 2/1/23, Callable 11/1/22 @ 100	5,000	5,084
6.13%, 10/1/35	3,000	3,876
		8,960
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (b)	7,333	7,351

Sovereign Bond (0.1%):
Bermuda Government International Bond, 2.38%, 8/20/30, Callable 5/20/30 @ 100 (b)	3,000	2,979
Korea International Bond, 1.00%, 9/16/30	1,000	944
United Mexico States, 4.28%, 8/14/41, Callable 2/14/41 @ 100	1,000	1,043
		4,966
Utilities (0.0%):(k)
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (b)	2,130	2,177
Total Yankee Dollars (Cost $148,593)		154,293

Municipal Bonds (4.8%)
Alabama (0.1%):
Auburn University Revenue, Series C, 1.85%, 6/1/31, Continuously Callable @100	750	735
City of Homewood AL, GO, Series B, 1.89%, 9/1/32, Continuously Callable @100	1,850	1,824
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100	1,000	981
		3,540
Arizona (0.2%):
City of Phoenix Civic Improvement Corp. Revenue
2.37%, 7/1/25	1,500	1,549
1.59%, 7/1/29	2,000	1,946
1.84%, 7/1/31, Continuously Callable @100	1,000	969
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	3,070	3,072
		7,536
California (0.2%):
City of Los Angeles Department of Airports Revenue, Series C, 1.96%, 5/15/33, Continuously Callable @100	675	646
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.23%, 8/1/27	5,000	5,452
		6,098
Colorado (0.2%):
City & County of Denver Co. Airport System Revenue, Series C, 2.52%, 11/15/32, Continuously Callable @100	5,000	5,140
Park Creek Metropolitan District Revenue
Series B, 2.89%, 12/1/27	660	691
Series B, 2.99%, 12/1/28	1,000	1,051
		6,882

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Connecticut (0.0%):(k)
State of Connecticut, GO, Series A, 2.42%, 7/1/27	$1,000	$1,043

District of Columbia (0.1%):
District of Columbia Revenue
2.25%, 4/1/27	800	810
2.68%, 4/1/31	1,500	1,517
		2,327
Florida (0.2%):
City of Gainesville Florida Revenue, 2.04%, 10/1/30	2,500	2,475
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously Callable @100	1,000	1,034
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	5,000	5,035
		8,544
Hawaii (0.4%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	13,098	13,909

Illinois (0.1%):
Chicago O'Hare International Airport Revenue, Series D, 2.45%, 1/1/31	2,000	2,033
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30	750	797
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,698
		4,528
Indiana (0.1%):
Indiana Finance Authority Revenue
3.08%, 9/15/27	1,130	1,132
3.18%, 9/15/28	1,000	1,003
		2,135
Louisiana (0.0%):(k)
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	1,750	1,759

Maryland (0.4%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,295	2,368
Series B, 4.15%, 6/1/28	2,390	2,475
Series B, 4.25%, 6/1/29	2,490	2,601
Series B, 4.35%, 6/1/30	1,330	1,403
Series B, 4.40%, 6/1/31	1,385	1,469
Maryland Stadium Authority Revenue
Series C, 1.76%, 5/1/27	1,715	1,708
Series C, 1.91%, 5/1/28	4,770	4,736
		16,760
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	465	476
Massachusetts State College Building Authority Revenue
Series A, 1.80%, 5/1/29	2,995	2,975
Series A, 1.80%, 5/1/29	5	5
		3,456
Michigan (0.1%):
Michigan Finance Authority Revenue, 2.95%, 12/1/30	2,500	2,661

New Jersey (0.5%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,656
Series A, 4.29%, 9/1/26	2,410	2,548
New Jersey Economic Development Authority Revenue
Series C, 5.71%, 6/15/30	2,500	3,067
Series NNN, 3.47%, 6/15/27	5,000	5,349

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	$3,000	$3,503
Rutgers The State University of New Jersey Revenue, Series S, 1.76%, 5/1/29	2,000	1,987
South Jersey Transportation Authority Revenue
Series B, 3.12%, 11/1/26	450	475
Series B, 3.36%, 11/1/28	1,375	1,478
		21,063
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond, 6.73%, 11/15/30	5,000	6,352
New York City Industrial Development Agency Revenue
2.68%, 3/1/33	1,000	1,007
2.34%, 1/1/35	1,000	967
2.44%, 1/1/36	1,250	1,211
New York State Dormitory Authority Revenue, Series A, 2.01%, 7/1/28	750	751
New York State Thruway Authority Revenue, 2.50%, 1/1/27	1,200	1,248
New York Transportation Development Corp. Revenue, 1.36%, 12/1/21	1,250	1,251
		12,787
North Carolina (0.0%):(k)
City of Winston-Salem NC Revenue, Series B, 2.64%, 6/1/29	1,140	1,216

Ohio (0.1%):
City of Cleveland Airport System Revenue, Series A, 2.69%, 1/1/27	5,000	5,195

Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	7,951	8,951
The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	1,200	1,230
		10,181
Oregon (0.0%):(k)
Medford Hospital Facilities Authority Revenue, Series B, 1.88%, 8/15/25	500	501

Pennsylvania (0.4%):
City of Bethlehem, GO (NBGA - Federal Agricultural Mortgage Corporation)
Series A, 2.46%, 10/1/26	2,570	2,655
Series A, 2.55%, 10/1/27	2,655	2,740
City of Philadelphia PA Water & Wastewater Revenue
Series B, 1.73%, 11/1/28	1,000	994
Series B, 1.88%, 11/1/29	1,000	997
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	1,000	1,065
City of Pittsburgh PA, GO
Series B, 1.62%, 9/1/29	1,570	1,530
Series B, 1.80%, 9/1/31, Continuously Callable @100	1,200	1,176
Pennsylvania Economic Development Financing Authority Revenue
2.62%, 3/1/29	1,855	1,850
Series B, 3.20%, 11/15/27	1,000	1,079
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28	730	728
		14,814
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.59%, 7/1/25	1,000	1,029
Series B, 2.80%, 7/1/26	2,735	2,834
		3,863

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, Series C, 2.45%, 8/1/32, Continuously Callable @100	$1,500	$1,501
State of Tennessee, GO, Series B, 1.83%, 11/1/33, Continuously Callable @100	3,000	2,980
		4,481
Texas (0.6%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29	855	852
City of Dallas TX Waterworks & Sewer System Revenue, 1.50%, 10/1/27	850	845
City of Houston TX Airport System Revenue, Series C, 2.39%, 7/1/31, Continuously Callable @100	2,000	2,028
County of Bexar TX Revenue, 2.43%, 8/15/33, Continuously Callable @100	1,500	1,479
Dallas/Fort Worth International Airport Revenue, 2.25%, 11/1/31, Continuously Callable @100	2,585	2,593
Harris County Cultural Education Facilities Finance Corp. Revenue
2.36%, 11/15/26	1,250	1,277
2.79%, 11/15/29	1,385	1,421
Series B, 1.27%, 7/1/25	850	843
Series B, 2.71%, 5/15/27	1,600	1,690
Series B, 2.76%, 5/15/28	2,000	2,115
Series B, 2.30%, 7/1/35	500	493
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31, Continuously Callable @100	1,000	980
Texas State University System Revenue, Series B, 2.54%, 3/15/28	2,775	2,911
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously Callable @100	400	405
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29	1,500	1,479
		21,411
Washington (0.0%):(k)
Port of Seattle WA Revenue, Series D, 2.04%, 8/1/30	1,130	1,123

Wisconsin (0.2%):
State of Wisconsin Revenue, Series A, 2.35%, 5/1/29	6,000	6,188
Total Municipal Bonds (Cost $176,551)		184,001

U.S. Government Agency Mortgages (1.8%)
Federal Home Loan Mortgage Corp.
Series K017, Class X1, 1.46%, 12/25/21 (d)(e)	6,755	–	(l)
Series K019, Class X1, 1.58%, 3/25/22 (d)(e)	17,450	53
Series K023, Class X1, 1.20%, 8/25/22 (d)(e)	62,431	486
Series K025, Class X1, 0.78%, 10/25/22 (d)(e)	60,942	386
5.50%, 4/1/36	43	48
		973
Federal National Mortgage Association
Series M7, Class A2, 2.96%, 2/25/27 (d)	2,500	2,671
2.50%, 7/1/27 - 11/1/34 (f)	10,005	10,398
3.50%, 9/1/47 - 2/1/50	21,666	22,973
3.50%, 3/1/48 - 9/1/49 (f)	11,558	12,202
4.00%, 1/1/49 - 2/1/50	16,662	17,810
4.00%, 8/1/49 (f)	2,504	2,676
		68,730
		69,703
Total U.S. Government Agency Mortgages (Cost $70,007)		69,703

U.S. Treasury Obligations (23.4%)
U.S. Treasury Bonds
1.13%, 5/15/40 (f)	65,000	56,327
1.38%, 11/15/40	5,000	4,517
2.50%, 2/15/45 (f)	33,000	36,135
3.38%, 11/15/48 (f)	35,000	45,675
1.25%, 5/15/50 (f)	25,500	21,575

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds
0.13%, 7/15/30	$40,010	$44,581
0.13%, 1/15/31	21,017	23,344
0.25%, 2/15/50	31,920	37,230
U.S. Treasury Notes
0.38%, 11/30/25 (f)	55,000	53,483
2.38%, 5/15/27 (f)	30,000	31,756
0.38%, 7/31/27 (f)	60,000	56,925
0.63%, 11/30/27	39,000	37,321
0.75%, 1/31/28	75,000	72,111
1.13%, 2/29/28	40,000	39,366
1.25%, 3/31/28	53,000	52,478
1.63%, 8/15/29 (f)	105,000	106,263
0.63%, 8/15/30 (f)	53,000	49,124
0.88%, 11/15/30 (i)	50,000	47,274
1.13%, 2/15/31	60,000	57,909
1.63%, 5/15/31 (f)	22,500	22,669
Total U.S. Treasury Obligations (Cost $896,377)		896,063

Commercial Paper (6.7%) (m)
Aviation Captial Group, 0.27%, 11/1/21 (b)	28,800	28,800
Cabot Corp., 0.15%, 11/12/21 (b)	12,500	12,499
ConAgra Brands, Inc.
0.83%, 11/1/21 (b)	34,200	34,199
0.32%, 11/15/21 (b)	3,800	3,800
Crown Castle International Corp.
0.51%, 11/3/21 (b)	7,000	7,000
0.40%, 11/10/21 (b)	14,000	13,998
0.40%, 11/17/21 (b)	13,500	13,497
Energy Transfer Operating LP, 0.17%, 11/2/21 (b)	30,000	30,000
FMC Corp., 0.60%, 11/5/21 (b)	38,000	37,997
Glencore Funding LLC, 0.22%, 11/4/21 (b)	9,100	9,100
Hannover Funding Co. LLC, 0.25%, 11/4/21 (b)	9,500	9,500
Intercontinental Exchange, Inc., 0.39%, 11/4/21 (b)	2,827	2,827
Jabil, Inc., 1.39%, 11/1/21 (b)	19,000	18,999
ViacomCBS, Inc., 0.51%, 11/3/21 (b)	32,500	32,498
Total Commercial Paper (Cost $254,720)		254,714

Collateral for Securities Loaned^ (0.9%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (n)	33,813,095	33,813
Total Collateral for Securities Loaned (Cost $33,813)		33,813
Total Investments (Cost $3,855,938) — 102.6%		3,928,117
Liabilities in excess of other assets — (2.6)%		(98,626)
NET ASSETS - 100.00%		$3,829,491

At October 31, 2021, the Fund's investments in foreign securities were 7.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2021.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2021, the fair value of these securities was $1,721,010 (thousands) and amounted to 44.9% of net assets.
(c)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2021.
(e)	Security is interest only.

(f)	All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered, and/or when-issued securities.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2021, illiquid securities were 0.2% of net assets.
(i)	All or a portion of this security is on loan.
(j)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(k)	Amount represents less than 0.05% of net assets.
(l)	Rounds to less than $1 thousand.
(m)	Rate represents the effective yield at October 31, 2021.
(n)	Rate disclosed is the daily yield on October 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
H15T10Y— 10 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
US0001M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
US0003M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2021.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	600	12/21/21	$79,984,325	$78,421,875	$(1,562,450)
2-Year U.S. Treasury Note Futures	5	12/31/21	1,101,457	1,096,250	(5,207)
30-Year U.S. Treasury Bond Futures	415	12/21/21	67,631,297	66,750,156	(881,141)
5-Year U.S. Treasury Note Futures	15	12/31/21	1,853,708	1,826,250	(27,458)
					$(2,476,256)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(2,476,256)
	Total net unrealized appreciation (depreciation)				$(2,476,256)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Money Market Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (11.4%)
Consumer Discretionary (0.2%):
Harvest Time Tabernacle, Inc. (LOC - Federal Home Loan Bank of Dallas), 0.18%, 8/1/37 (a)	$3,875	$3,875

Consumer Staples (1.5%):
Altoona-Blair County Development Corp. (LOC - PNC Financial Services Group), 0.15%, 4/1/35, Callable 11/18/21 @ 100 (a)(b)	20,000	20,000
Labcon North America (LOC - BNP Paribas), 0.20%, 6/1/44 (a)	6,870	6,870
		26,870
Financials (9.7%):
Bass Pro Rossford Development Co. LLC (LOC - Fifth Third Bank), 0.20%, 11/1/27 (a)	20,755	20,755
Carol Allen Family Liquidity Trust (LOC - Comerica Bank, N.A.), 0.15%, 3/1/48, Callable 12/13/21 @ 100 (a)	25,000	25,000
Chad J Himmel Irrevocable Trust (LOC - Federal Home Loan Bank of Dallas), 0.12%, 7/1/48, Callable 12/13/21 @ 100 (a)	5,290	5,290
Columbus Hotel Investment One LLC (LOC - Federal Home Loan Bank of New York), 0.12%, 10/1/48, Callable 12/13/21 @ 100 (a)	6,535	6,535
David S Pearl II Irrevocable Trust (LOC - Federal Home Loan Bank of Dallas), 0.20%, 11/1/36, Callable 12/13/21 @ 100 (a)	2,670	2,670
Delos LLC (LOC - Wells Fargo & Co.), 0.17%, 3/1/37 (a)	8,880	8,880
Elsinore Properties LP (LOC - Fifth Third Bank), 0.15%, 2/1/37 (a)	3,930	3,930
Fiore Capital LLC (LOC - Wells Fargo & Co.), 0.11%, 8/1/45 (a)	24,990	24,990
Gillean Family Trust (LOC - Federal Home Loan Bank of Dallas), 0.12%, 12/1/39, Callable 12/13/21 @ 100 (a)	6,140	6,140
Herman & Kittle Capital LLC (LOC - Federal Home Loan Bank of Cincinnati), 0.12%, 2/1/37 (a)	3,455	3,455
Lamar Avenue Trust (LOC - Federal Home Loan Bank of Dallas), 0.12%, 12/1/37, Callable 12/13/21 @ 100 (a)	4,445	4,445
Lavonia O Frick Family Trust (LOC - Federal Home Loan Bank of Atlanta), 0.12%, 8/1/48, Callable 12/13/21 @ 100 (a)	6,000	6,000
Mark E Potteiger Irrevocable Life Insurance Trust (LOC - Federal Home Loan Bank of Dallas), 0.12%, 6/1/48, Callable 12/13/21 @ 100 (a)	4,025	4,025
Medilucent MOB I LP (LOC - PNC Financial Services Group), 0.15%, 8/1/30 (a)	5,465	5,465
NLS Irrevocable Trust (LOC - Bank of Oklahoma, N.A.), 0.17%, 12/1/39, Callable 12/13/21 @ 100 (a)	11,260	11,260
Opler Irrevocable Trust (LOC - Bank of Oklahoma, N.A.), 0.17%, 11/1/39, Callable 12/13/21 @ 100 (a)	9,280	9,280
Stivers Realty LC (LOC - Federal Home Loan Bank of Dallas), 0.12%, 7/1/43, Callable 12/13/21 @ 100 (a)	6,010	6,010
Stobro Co. LP (LOC - Federal Home Loan Bank of Pittsburgh), 0.25%, 1/1/32 (a)	9,650	9,650
The Debra B Kennedy Irrevocable Trust (LOC - Federal Home Loan Bank of Dallas), 0.12%, 5/1/48, Callable 12/13/21 @ 100 (a)	4,420	4,420
The Dennis Wesley Co., Inc. (LOC - Federal Home Loan Bank of Indianapolis)
0.12%, 6/15/34, Callable 12/13/21 @ 100 (a)	1,905	1,905
0.12%, 11/15/39, Callable 12/13/21 @ 100 (a)	10,125	10,125
The Linda E Krejsek Life Insurance Trust (LOC - Federal Home Loan Bank of Dallas), 0.12%, 9/1/37 (a)	5,490	5,490
		185,720
Total Corporate Bonds (Cost $216,465)		216,465

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (1.8%)
Materials (1.8%):
SSAB AB (LOC - Credit Agricole Corp. Inv. Bank), 0.12%, 5/1/34, Callable 12/1/21 @ 100 (a)	$15,000	$15,000
SSAB AB (LOC - Swedbank AB), 0.12%, 4/1/34 (a)	20,000	20,000
		35,000
Total Yankee Dollars (Cost $35,000)		35,000

Municipal Bonds (12.1%)
Arizona (1.4%):
The Yavapai County IDA Revenue (LOC - Bank of Nova Scotia), 0.16%, 9/1/35, Continuously Callable @100 (a)	26,625	26,625

Arkansas (1.5%):
County of Union AR Revenue (LOC - Bank of America Corp.), Series R, 0.18%, 10/1/27 (a)	29,000	29,000

Connecticut (0.2%):
Connecticut State Development Authority Revenue (LOC - Toronto-Dominion Bank), 0.24%, 12/1/28, Continuously Callable @100 (a)	4,160	4,160

Georgia (1.6%):
Appling County Development Authority Revenue, 0.12%, 9/1/41, Continuously Callable @100 (a)	15,900	15,900
The Burke County Development Authority Revenue, Series 1, 0.08%, 7/1/49, Continuously Callable @100 (a)	15,000	15,000
		30,900
Illinois (0.1%):
Illinois Finance Authority Revenue (LOC - Federal Home Loan Bank of Chicago), 0.20%, 7/1/40, Continuously Callable @100 (a)	2,465	2,465

Indiana (0.7%):
City of Knox Revenue (LOC - SunTrust Bank), 0.18%, 2/1/46, Continuously Callable @100 (a)	11,300	11,300
City of Marion Revenue (LOC - Key Bank, N.A.), Series A, 0.20%, 2/1/35, Continuously Callable @100 (a)	1,665	1,665
		12,965
Louisiana (4.1%):
Parish of St. Charles Revenue (LOC - Federal Home Loan Bank of Atlanta), 0.12%, 9/1/24, Continuously Callable @100 (a)	1,930	1,930
Parish of St. James Revenue, Series B-1, 0.10%, 11/1/40, Continuously Callable @100 (a)	75,970	75,970
		77,900
New York (0.4%):
Saratoga County IDA Revenue (LOC - JPMorgan Chase & Co.), 0.13%, 11/1/21, Continuously Callable @100 (a)	7,245	7,245

Oklahoma (1.7%):
Muskogee Industrial Trust Revenue, Series A, 0.12%, 1/1/25, Callable 12/1/21 @ 100 (a)	32,400	32,400

Pennsylvania (0.4%):
Allegheny County IDA Revenue (LOC - PNC Financial Services Group), 0.20%, 11/1/27, Callable 12/1/21 @ 100 (a)	4,736	4,736
Pennsylvania Economic Development Financing Authority Revenue (LOC - PNC Financial Services Group), 0.15%, 4/1/35 (a)	2,895	2,895
		7,631
Total Municipal Bonds (Cost $231,291)		231,291

Commercial Paper (74.6%): (c)
Ameren Corp., 0.12%, 11/15/21	20,000	19,999

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
American Honda Finance
0.15%, 11/18/21	$20,000	$19,998
0.18%, 1/10/22	20,000	19,993
Amphenol Corp.
0.07%, 11/1/21 (b)	24,000	24,000
0.12%, 11/18/21 (b)	19,400	19,399
AT&T, Inc.
0.23%, 12/17/21 (b)	10,000	9,997
0.21%, 1/19/22 (b)	20,000	19,991
0.24%, 1/26/22 (b)	20,000	19,989
Barclays Bank PLC
0.23%, 11/1/21 (b)	19,000	19,000
0.14%, 11/23/21 (b)	20,000	19,998
Barton Capital Corp.
0.11%, 11/17/21 (b)	19,000	18,999
0.15%, 1/20/22 (b)	20,000	19,993
0.15%, 3/10/22 (b)	20,000	19,989
0.18%, 4/13/22 (b)	20,000	19,984
Bayerische Landesbank
0.14%, 11/17/21	20,000	19,999
0.19%, 2/15/22	20,000	19,989
0.17%, 4/1/22	20,000	19,986
0.20%, 5/12/22	20,000	19,979
CenterPoint Energy Resou, 11/1/21 (b)	90,000	89,999
Cooperatieve Rabobank U.A.
0.11%, 12/6/21	20,000	19,997
0.16%, 2/15/22	20,000	19,991
Crown Point Capital Co. LLC
0.17%, 2/1/22 (b)	20,000	19,991
0.18%, 4/12/22 (b)	20,000	19,984
0.20%, 5/2/22 (b)	20,000	19,980
Enbridge Gas Distribution
0.14%, 11/4/21 (b)	20,000	20,000
0.16%, 11/10/21 (b)	20,000	19,999
0.19%, 11/24/21 (b)	20,000	19,997
Fairway Finance Corp., 0.13%, 2/2/22 (b)	20,000	19,993
Glencore Funding LLC
0.11%, 11/3/21 (b)	18,500	18,500
0.22%, 11/4/21 (b)	20,000	20,000
Hannover Funding Co. LLC
0.18%, 11/8/21 (b)	20,000	19,999
0.15%, 11/17/21 (b)	18,000	17,999
0.23%, 1/21/22 (b)	20,000	19,990
Harley-Davidson Funding
0.21%, 11/5/21 (b)	20,000	19,999
0.23%, 11/8/21 (b)	15,000	14,999
Hyundai Capital Amer, Inc.
1.10%, 11/1/21 (b)	20,000	20,000
0.13%, 11/16/21 (b)	20,000	19,999
Jabil, Inc., 1.39%, 11/1/21 (b)	75,000	75,000
Landesbank Baden-Wuerttemberg
0.07%, 11/1/21	40,000	40,000
0.21%, 1/7/22	20,000	19,992
Liberty Street Funding LLC, 0.10%, 11/1/21 (b)	20,000	20,000
Lma Americas LLC, 0.18%, 3/28/22 (b)	20,000	19,985
LMA Americas LLC
0.17%, 11/18/21 (b)	20,000	19,998
0.16%, 1/25/22 (b)	15,000	14,994
Manhattan Asset Funding Co.
0.19%, 11/30/21 (b)	20,000	19,997
0.18%, 5/31/22 (b)	20,000	19,979

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Natixis
0.19%, 12/2/21	$20,000	$19,997
0.20%, 1/3/22	20,000	19,993
0.14%, 2/3/22	20,000	19,993
Nutrien, Ltd.
0.09%, 11/3/21 (b)	20,000	20,000
0.13%, 11/12/21 (b)	20,000	19,999
Old Line Funding LLC
0.15%, 2/14/22 (b)	50,000	49,978
0.14%, 2/24/22 (b)	20,000	19,991
Ridgefield Funding Co. LLC
0.22%, 2/18/22 (b)	20,000	19,987
0.14%, 3/3/22 (b)	20,000	19,991
0.16%, 4/6/22 (b)	20,000	19,986
Sheffield Receivables
0.10%, 11/23/21 (b)	15,250	15,249
0.16%, 2/11/22 (b)	19,000	18,991
Societe Generale SA
0.16%, 3/31/22 (b)	20,000	19,987
0.17%, 4/19/22 (b)	20,000	19,984
0.19%, 6/9/22 (b)	15,000	14,983
Sumitomo Mitsui Banking Corp.
0.10%, 12/13/21 (b)	20,000	19,997
0.14%, 3/21/22 (b)	20,000	19,989
Victory Receivables Corp., 0.15%, 2/9/22 (b)	20,000	19,992
Total Commercial Paper (Cost $1,421,730)		1,421,730
Total Investments (Cost $1,904,486) — 99.9%		1,904,486
Other assets in excess of liabilities — 0.1%		2,380
NET ASSETS - 100.00%		$1,906,866

At October 31, 2021, the Fund's investments in foreign securities were 23.5% of net assets.

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2021, the fair value of these securities was $1,141,824 (thousands) and amounted to 59.9% of net assets.
(c)	Rate represents the effective yield at October 31, 2021.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA—Industrial Development Authority
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Science & Technology Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Australia (0.1%):
Health Care (0.1%):
Opthea Ltd., ADR (a)	319,639	$2,531

Belgium (0.0%):(b)
Health Care (0.0%):
UCB SA	1,697	203

Brazil (0.4%):
Consumer Discretionary (0.2%):
Arco Platform Ltd. Class A (a)	196,980	3,359

Health Care (0.0%):(b)
Hypera SA	34,300	170
Notre Dame Intermedica Participacoes SA	12,200	139
		309
Information Technology (0.2%):
StoneCo Ltd. Class A (a)	105,202	3,562
		7,230
Canada (0.6%):
Health Care (0.2%):
Fusion Pharmaceuticals, Inc. (a)	486,522	3,411

Information Technology (0.4%):
Shopify, Inc. Class A (a)	5,925	8,690
		12,101
Cayman Islands (0.1%):
Consumer Discretionary (0.1%):
Cazoo Group Ltd. (a)(c)	180,604	1,680

China (0.4%):
Communication Services (0.3%):
Tencent Holdings Ltd.	87,560	5,327

Health Care (0.1%):
Connect BioPharma Holdings Ltd., ADR (a)(c)	6,208	98
Everest Medicines Ltd. (a)(d)	28,000	161
Gracell Biotechnologies, Inc., ADR (a)(c)	149,750	1,602
InnoCare Pharma Ltd. (a)(d)	66,000	158
Innovent Biologics, Inc. (a)(d)	21,000	188
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	72,000	123
Venus MedTech Hangzhou, Inc. Class H (a)(d)	27,000	125
Wuxi AppTec Co. Ltd. Class H (d)	11,276	241
Zai Lab Ltd. (a)	400	41
Zai Lab Ltd., ADR (a)	3,724	389
		3,126
		8,453
Denmark (0.0%):(b)
Health Care (0.0%):
Ascendis Pharma A/S, ADR (a)	1,553	236
Genmab A/S (a)	368	165
Zealand Pharma A/S, ADR (a)(c)	1,458	46
		447

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Finland (0.2%):
Information Technology (0.2%):
Nokia Oyj, ADR (a)	828,310	$4,705

Hong Kong (0.0%):(b)
Health Care (0.0%):
CSPC Pharmaceutical Group Ltd.	58,000	61
Hutchison China Meditech Ltd., ADR (a)	1,699	50
Hutchmed China Ltd. (a)	6,649	39
		150
Israel (1.5%):
Information Technology (1.5%):
Wix.com Ltd. (a)	153,031	28,458

Italy (0.0%):(b)
Health Care (0.0%):
DiaSorin SpA	1,558	352

Japan (0.7%):
Health Care (0.5%):
Astellas Pharma, Inc.	27,500	464
Daiichi Sankyo Co. Ltd.	18,250	460
Eisai Co. Ltd.	4,715	334
Hoya Corp.	51,900	7,641
Kyowa Kirin Co. Ltd.	3,400	112
Nippon Shinyaku Co. Ltd.	1,600	128
Ono Pharmaceutical Co. Ltd.	10,530	221
		9,360
Information Technology (0.2%):
Money Forward, Inc. (a)	30,400	2,066
Sansan, Inc. (a)	24,100	2,801
		4,867
		14,227
Korea, Republic Of (0.5%):
Consumer Discretionary (0.2%):
Coupang, Inc. (a)	86,847	2,584

Information Technology (0.3%):
Kakao Pay Corp. (a)	3,360	259
Koh Young Technology, Inc.	153,630	2,428
SK Hynix, Inc.	38,182	3,366
		6,053
		8,637
Netherlands (1.6%):
Health Care (0.2%):
Argenx SE, ADR (a)	554	167
Koninklijke Philips NV	6,864	324
Merus NV (a)(c)	117,180	3,287
		3,778

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (1.4%):
BE Semiconductor Industries NV	91,263	$8,338
STMicroelectronics NV, NYS (c)	399,246	19,020
		27,358
		31,136
Singapore (0.3%):
Information Technology (0.3%):
Flex Ltd. (a)	317,747	5,370

Switzerland (0.0%):(b)
Health Care (0.0%):
Novartis AG Registered Shares	2,302	191
Roche Holding AG	857	332
Tecan Group AG Class R	376	230
		753
Taiwan (0.3%):
Information Technology (0.3%):
Globalwafers Co. Ltd.	197,800	5,427

United Kingdom (1.3%):
Consumer Discretionary (0.5%):
Farfetch Ltd. Class A (a)	150,149	5,887
Trainline PLC (a)(d)	710,181	3,085
		8,972

Health Care (0.8%):
Abcam PLC (a)	8,635	197
AstraZeneca PLC, ADR	15,839	988
Bicycle Therapeutics PLC, ADR (a)	158,544	8,149
Compass Pathways PLC, ADR (a)	161,824	6,829
Genus PLC	2,521	191
Hikma Pharmaceuticals PLC	2,216	73
Myovant Sciences Ltd. (a)	4,748	104
Oxford Nanopore Technologies PLC (a)	2,200	17
Smith & Nephew PLC	14,717	254
		16,802
		25,774
United States (90.2%):
Communication Services (9.8%):
Alphabet, Inc. Class A (a)	14,832	43,916
Cargurus, Inc. (a)	104,758	3,514
Chicken Soup For The Soul Entertainment, Inc. (a)(c)	222,549	4,351
Electronic Arts, Inc.	51,311	7,196
IAC/InterActiveCorp (a)	53,592	8,166
Match Group, Inc. (a)	137,239	20,693
Meta Platforms, Inc. Class A (a)	131,750	42,630
Netflix, Inc. (a)	6,364	4,393
ROBLOX Corp. Class A (a)	44,703	3,756
Roku, Inc. (a)	38,550	11,754
Snap, Inc. Class A (a)	79,226	4,166
Take-Two Interactive Software, Inc. (a)	77,874	14,095
Twitter, Inc. (a)	401,001	21,470
Vimeo, Inc. (a)	83,740	2,824
		192,924

Consumer Discretionary (5.6%):
Airbnb, Inc. Class A (a)	32,435	5,535
Amazon.com, Inc. (a)	23,367	78,804
Booking Holdings, Inc. (a)	5,960	14,428

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Chegg, Inc. (a)	146,567	$8,712
Shutterstock, Inc. (a)	23,540	2,852
		110,331
Financials (1.0%):
DA32 Life Science Tech Acquisition Corp. Class A (a)	901,568	8,835
MedTech Acquisition Corp. (a)	8,945	91
Omega Alpha SPAC Class A (a)	344,839	3,369
Orion Acquisition Corp. (a)	2,790	28
Oscar Health, Inc. Class A (a)	5,777	100
Panacea Acquisition Corp. II (a)(e)	710,663	6,943
		19,366
Health Care (21.1%):
10X Genomics, Inc. Class A (a)	66,636	10,746
89bio, Inc. (a)	15,732	277
Absci Corp. (a)(c)	233,830	3,430
AdaptHealth Corp. (a)	4,796	131
Agilent Technologies, Inc.	5,158	812
Agilon Health, Inc. (a)	8,214	201
Align Technology, Inc. (a)	844	527
Alnylam Pharmaceuticals, Inc. (a)	1,632	260
Alpha Teknova, Inc. (a)	204,531	4,702
ALX Oncology Holdings, Inc. (a)	3,499	196
Amedisys, Inc. (a)	1,283	217
Amicus Therapeutics, Inc. (a)	30,952	325
Angion Biomedica Corp. (a)(c)	190,218	793
Apellis Pharmaceuticals, Inc. (a)	376,630	11,578
Arena Pharmaceuticals, Inc. (a)	3,329	191
Aveanna Healthcare Holdings, Inc. (a)	9,954	77
Baxter International, Inc. (a)	6,461	510
Beam Therapeutics, Inc. (a)	106,375	9,443
Becton, Dickinson & Co. (a)	3,520	843
Berkeley Lights, Inc. (a)	208,782	4,854
Better Therapeutics PIPE (a)(e) (g)(i)(j)(l)	924,000	9,397
BioAtla, Inc. (a)	4,338	127
BioLife Solutions, Inc. (a)	161,372	8,577
Bio-Techne Corp.	481	252
Blueprint Medicines Corp. (a)	2,456	276
Boston Scientific Corp. (a)	29,345	1,266
Bristol-Myers Squibb Co.	24,050	1,405
Butterfly Network, Inc. (a)(c)	1,193,554	12,317
Cabaletta Bio, Inc. (a)(c)	582,077	7,957
Cano Health, Inc. (a)(c)	11,105	122
Caribou Biosciences, Inc. (a)	216,460	4,786
Celcuity, Inc. (a)	211,282	3,824
Celldex Therapeutics, Inc. (a)	4,494	191
Centene Corp. (a)	7,637	544
Codiak Biosciences, Inc. (a)	310,211	4,470
Crinetics Pharmaceuticals, Inc. (a)	365,816	9,120
CryoPort, Inc. (a)	187,965	15,327
Cullinan Oncology, Inc. (a)(c)	81,733	1,816
CytomX Therapeutics, Inc. (a)(m)	819,673	4,861
Danaher Corp.	5,279	1,646
DermTech, Inc. (a)(c)	334,239	9,141
Editas Medicine, Inc. (a)(c)	199,710	7,333
Edwards Lifesciences Corp. (a)	10,513	1,260
Elanco Animal Health, Inc. (a)	4,409	145
Eli Lilly & Co.	8,639	2,201
Encompass Health Corp.	4,768	303
Entrada Therapeutics, Inc. (a)	5,900	141
Equillium, Inc. (a)	798,393	5,038

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exact Sciences Corp. (a)	4,629	$441
Fate Therapeutics, Inc. (a)	172,528	9,282
Generation Bio Co. (a)	193,023	4,046
Glaukos Corp. (a)	3,043	139
Haemonetics Corp. (a)	1,773	122
HCA Healthcare, Inc.	2,778	696
Hologic, Inc. (a)	4,824	354
Humana, Inc.	2,050	950
IGM Biosciences, Inc. (a)(c)	52,864	2,480
Ikena Oncology, Inc. (a)(c)	230,552	2,478
Illumina, Inc. (a)	1,443	599
ImmunoGen, Inc. (a)	26,472	160
Inari Medical, Inc. (a)	2,764	250
Inhibrx, Inc. (a)(c)	226,703	9,111
Insulet Corp. (a)	1,065	330
Integra LifeSciences Holdings Corp. (a)	2,700	179
Intellia Therapeutics, Inc. (a)	112,714	14,989
Invitae Corp. (a)(c)	7,914	210
Iovance Biotherapeutics, Inc. (a)	688,826	16,745
iRhythm Technologies, Inc. (a)	3,147	221
Ironwood Pharmaceuticals, Inc. (a)	15,615	199
Karuna Therapeutics, Inc. (a)	9,784	1,373
Kezar Life Sciences, Inc. (a)	1,343,634	10,749
Kinnate Biopharma, Inc. (a)	304,705	7,243
Kodiak Sciences, Inc. (a)	2,178	255
Kymera Therapeutics, Inc. (a)	3,775	222
Laboratory Corp. of America Holdings (a)	1,429	410
Lyell Immunopharma, Inc. (a)(c)	484,411	6,753
MacroGenics, Inc. (a)	371,520	7,256
Madrigal Pharmaceuticals, Inc. (a)	2,255	175
Marinus Pharmaceuticals, Inc. (a)(c)	237,811	2,735
Marker Therapeutics, Inc. (a)	2,378,629	3,497
Masimo Corp. (a)	417	118
Mirati Therapeutics, Inc. (a)	1,265	239
Molina Healthcare, Inc. (a)	1,300	384
NanoString Technologies, Inc. (a)	4,017	194
NeoGenomics, Inc. (a)(i)	166,679	7,667
Nurix Therapeutics, Inc. (a)	6,102	204
Nuvalent, Inc. Class A (a)(c)	177,964	4,348
Nuvation Bio, Inc. (a)(c)	462,460	4,241
Omega Therapeutics, Inc. (a)(c)	303,493	8,917
ORIC Pharmaceuticals, Inc. (a)	495,515	7,254
Owens & Minor, Inc. (a)	5,314	191
Pfizer, Inc.	54,386	2,379
PMV Pharmaceuticals, Inc. (a)	125,300	2,960
Quanterix Corp. (a)	160,844	8,140
Quidel Corp. (a)	1,418	188
Rain Therapeutics, Inc. (a)(c)	270,737	4,218
Regulus Therapeutics, Inc. (a)(c)(k)	6,270,099	2,893
Replimune Group, Inc. (a)	134,436	3,967
Rubius Therapeutics, Inc. (a)	167,161	2,375
Sage Therapeutics, Inc. (a)	2,648	107
Sarepta Therapeutics, Inc. (a)	99,213	7,851
Scholar Rock Holding Corp. (a)	177,333	4,664
Science 37, Inc. PIPE (a) (g)(i)(j)(l)	621,680	5,825
Seagen, Inc. (a)	3,284	579
Shattuck Labs, Inc. (a)(c)	343,366	6,627
Singular Genomics Systems, Inc. (a)(c)	439,543	6,088
SpringWorks Therapeutics, Inc. (a)	173,758	11,652
Stoke Therapeutics, Inc. (a)	71,685	1,637
Stryker Corp.	4,171	1,110

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Surface Oncology, Inc. (a)(c)	828,726	$6,149
Sutro Biopharma, Inc. (a)	308,269	6,215
Syneos Health, Inc. (a)	7,520	702
Teleflex, Inc. (a)	1,393	497
Twist Bioscience Corp. (a)	45,240	5,375
UnitedHealth Group, Inc.	8,405	3,870
Veeva Systems, Inc. Class A (a)	36,357	11,526
Veracyte, Inc. (a)	5,557	266
Verve Therapeutics, Inc. (a)(c)	2,942	137
VistaGen Therapeutics, Inc. (a)(c)	1,011,840	2,317
Zoetis, Inc.	4,608	996
		413,672
Information Technology (52.5%):
908 Devices, Inc. (a)(c)	167,585	5,513
Adobe, Inc. (a)	10,337	6,723
Advanced Micro Devices, Inc. (a)	173,705	20,884
Ambarella, Inc. (a)	144,240	26,804
Applied Materials, Inc. (a)	139,639	19,082
AppLovin Corp. Class A (a)(c)	177,440	17,433
Arista Networks, Inc. (a)	14,289	5,854
Autodesk, Inc. (a)	5,261	1,671
Avalara, Inc. (a)	20,438	3,671
Avaya Holdings Corp. (a)	608,478	11,330
Ceridian HCM Holding, Inc. (a)	52,163	6,533
Corning, Inc. (a)	38,330	1,363
Coupa Software, Inc. (a)	41,243	9,391
DocuSign, Inc. (a)	88,186	24,541
Dolby Laboratories, Inc. Class A	79,997	7,068
Domo, Inc. Class B (a)	217,121	19,183
Dropbox, Inc. Class A (a)	500,479	15,260
F5 Networks, Inc. (a)	38,672	8,166
Fair Isaac Corp. (a)	25,291	10,071
FleetCor Technologies, Inc. (a)	28,237	6,986
Genpact Ltd.	181,330	8,949
Gitlab, Inc. Class A (a)	600	67
Global Payments, Inc.	80,989	11,581
GoDaddy, Inc. Class A (a)	150,407	10,404
Guidewire Software, Inc. (a)	54,194	6,814
Ichor Holdings Ltd. (a)	201,088	8,792
Impinj, Inc. (a)	328,412	22,897
Informatica, Inc. Class A (a)	32,465	963
KLA Corp. (a)	29,655	11,054
Lam Research Corp. (a)	60,384	34,031
Lattice Semiconductor Corp. (a)	415,508	28,853
Lumentum Holdings, Inc. (a)	19,312	1,595
MACOM Technology Solutions Holdings, Inc. (a)	488,644	34,117
Marvell Technology, Inc.	665,562	45,591
Micron Technology, Inc.	108,087	7,469
Microsoft Corp.(m)	411,374	136,420
MKS Instruments, Inc.	133,641	20,053
Monolithic Power Systems, Inc.	35,526	18,667
NVIDIA Corp.	144,563	36,960
Paycom Software, Inc. (a)	46,932	25,712
PayPal Holdings, Inc. (a)	104,043	24,199
Rapid7, Inc. (a)	18,195	2,343
RingCentral, Inc. Class A (a)	230,574	56,209
salesforce.com, Inc. (a)	73,384	21,992
SentinelOne, Inc. Class A (a)(c)	29,888	1,985
ServiceNow, Inc. (a)(m)	53,852	37,576
SiTime Corp. (a)	112,537	29,810

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Skyworks Solutions, Inc.	28,672	$4,792
Snowflake, Inc. Class A (a)	7,986	2,826
Square, Inc. Class A (a)	27,525	7,005
Teradyne, Inc. (a)	154,973	21,423
Texas Instruments, Inc.	32,602	6,112
Twilio, Inc. Class A (a)	93,570	27,262
UiPath, Inc. Class A (a)	40,929	2,057
Varonis Systems, Inc. (a)	503,410	32,591
Visa, Inc. Class A	127,381	26,975
WEX, Inc. (a)	19,986	2,992
Workday, Inc. Class A (a)	49,634	14,393
Zendesk, Inc. (a)	92,295	9,396
		1,030,454
Materials (0.2%):
Kronos Bio, Inc. (a)(c)	166,630	2,743
		1,769,490
Total Common Stocks (Cost $1,131,221)		1,927,124

Rights (0.0%)
United States (0.0%):
Health Care (0.0%):
Contra Clementia Pharmaceuticals (a)(e)(f)	14,251	—
Total Rights (Cost $19)		—

Warrants (0.0%)(b)
United States (0.0%):
Health Care (0.0%):
Nuvation Bio, Inc.	172,941	434
Regulus Therapeutics, Inc. PIPE (a)(e)(i)	4,702,574	—
		434
Total Warrants (Cost $588)		434

Collateral for Securities Loaned^ (4.4%)
United States (4.4%):
HSBC U.S. Government Money Market Fund I Shares, 0.03% (h)	85,382,016	85,382
Total Collateral for Securities Loaned (Cost $85,382)		85,382
Total Investments (Cost $1,217,210) — 102.6%		2,012,940
Liabilities in excess of other assets — (2.6)%		(50,919)
NET ASSETS - 100.00%		$1,962,021

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2021, the fair value of these securities was $3,958 (thousands) and amounted to 0.2% of net assets.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2021, illiquid securities were 0.8% of net assets.
(f)	Security was fair valued based using significant unobservable inputs as of October 31, 2021.

(g)	This security is held in connection with special purpose acquisition company transactions.
(h)	Rate disclosed is the daily yield on October 31, 2021.
(i)	Restricted security that is not registered under the Securities Act of 1933.
(j)	The following table details the acquisition date and cost of the Fund’s restricted securities at October 31, 2021 (amount in thousand):

Security Name	Acquisition Date	Cost
Science 37, Inc.	7/29/2021	$6,217
Better Therapeutics	7/29/2021	9,240

(k)	Affiliated security.
(l) (m)	Security or portion of security purchased on a forward settlement basis. All or a portion of this security has been segregated as collateral for securities purchases on a forward settlement basis.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PIPE—Private Investment in Public Equity
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (29.6%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$5,500	$5,474
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 5/12/23 @ 100 (a)	700	714
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 6/12/25, Callable 2/12/23 @ 100 (a)	3,000	3,061
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/26, Callable 6/13/23 @ 100 (a)	3,000	3,031
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/24, Callable 6/12/22 @ 100 (a)	851	856
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25, Callable 2/12/23 @ 100 (a)	5,375	5,552
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 6/18/22 @ 100	2,429	2,438
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 6/18/22 @ 100	1,921	1,948
AMSR Trust, Series 2021-SFR1, Class A, 1.95%, 6/17/38 (a)	2,000	1,984
AMSR Trust, Series 2021-SFR1, Class B, 2.15%, 6/17/38 (a)	2,000	1,979
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38 (a)	1,200	1,187
ARI Fleet Lease Trust, Series 2018-A, Class A3, 2.84%, 10/15/26, Callable 11/15/21 @ 100 (a)	3,462	3,465
ARI Fleet Lease Trust, Series 2021-A, Class A3, 0.68%, 3/15/30, Callable 9/15/24 @ 100 (a)	2,550	2,523
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	2,250	2,278
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 3/15/23 @ 100 (a)	1,470	1,495
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 12/15/22 @ 100 (a)	5,000	5,098
ARI Fleet Lease Trust, Series 2021-A, Class B, 1.13%, 3/15/30, Callable 9/15/24 @ 100 (a)	2,650	2,621
Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25, Callable 1/10/22 @ 100 (a)	608	611
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25, Callable 10/20/24 @ 100 (a)	3,300	3,484
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23, Callable 4/20/22 @ 100 (a)	4,139	4,167
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B, 3.70%, 3/20/23, Callable 4/20/22 @ 100 (a)	1,833	1,846
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100 (a)	5,000	5,149
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22, Callable 12/20/21 @ 100 (a)	833	834
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (a)	4,000	4,118
Bank of The West Auto Trust, Series 2018-1, Class A4, 3.59%, 12/15/23, Callable 2/15/22 @ 100 (a)	3,823	3,861
Bank of The West Auto Trust, Series 2017-1, Class A4, 2.33%, 9/15/23, Callable 2/15/22 @ 100 (a)	3,619	3,636
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,400	1,441
Bank of The West Auto Trust, Series 2019-1, Class A4, 2.51%, 10/15/24, Callable 5/15/23 @ 100 (a)	7,500	7,653
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 5/15/23 @ 100 (a)	3,300	3,394
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 2/15/22 @ 100 (a)	5,000	5,037

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 5/20/23 @ 100 (a)	$2,251	$2,268
BCC Funding XIV Corp., Series 2018-1A, Class E, 6.00%, 4/21/25, Callable 11/20/21 @ 100 (a)	1,000	1,001
BCC Funding XIV LLC, Series 2018-1A, Class C, 3.62%, 8/21/23, Callable 11/20/21 @ 100 (a)	361	362
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,579	1,583
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (a)	4,917	4,917
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	3,531	3,639
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 7/19/23 @ 100 (a)	2,405	2,458
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 7/19/23 @ 100 (a)	2,000	2,034
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 12/19/24 @ 100 (a)	3,594	3,537
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class A4, 3.44%, 8/21/23, Callable 4/19/22 @ 100 (a)	5,135	5,186
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 4/19/22 @ 100 (a)	5,375	5,447
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	2,715	2,749
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	9,200	9,126
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24, Callable 3/15/22 @ 100	500	504
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 11/15/23 @ 100	3,270	3,352
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 5/15/25 @ 100	4,719	4,600
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 11/15/23 @ 100	3,188	3,267
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 5/15/22 @ 100	800	815
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 9/15/23 @ 100	5,163	5,309
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,923	1,987
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 11/15/23 @ 100	2,348	2,532
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 11/15/23 @ 100	1,806	1,871
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 5/15/24 @ 100 (a)	1,516	1,517
CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26, Callable 5/15/24 @ 100 (a)	1,094	1,096
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	3,937	4,012
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 8/15/24 @ 100 (a)	1,968	1,964
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 9/10/24 @ 100	3,000	3,001
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 9/10/24 @ 100	2,000	2,001
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 12/8/24 @ 100	1,318	1,322
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 8/10/25 @ 100	3,760	3,740

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 8/10/25 @ 100	$1,750	$1,741
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 10/10/26 @ 100	5,000	4,975
Carvana Auto Receivables Trust, Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 10/10/26 @ 100	3,500	3,453
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 4/15/25, Callable 8/15/24 @ 100 (a)	3,000	3,080
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 9/10/24 @ 100	2,750	2,753
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 10/10/26 @ 100	1,750	1,737
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 8/10/25 @ 100	1,250	1,236
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 9/10/24 @ 100	1,624	1,613
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 8/10/25 @ 100	1,500	1,495
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 10/14/22 @ 100 (a)	875	898
CCG Receivables Trust, Series 2019-2, Class B, 2.55%, 3/15/27, Callable 3/14/23 @ 100 (a)	3,500	3,579
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 10/14/22 @ 100 (a)	3,776	3,863
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	2,929	2,900
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 12/25/23 @ 100 (a)	596	600
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 12/25/23 @ 100 (a)	3,742	3,749
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.39%, 1/25/28, Callable 12/25/23 @ 100 (a)	1,458	1,464
Chesapeake Funding II LLC, Series 1A, Class A1, 0.47%, 4/15/33 (a)	2,557	2,545
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (a)	7,117	7,188
Chesapeake Funding LLC, Series 2019-1A, Class B, 3.11%, 4/15/31, Callable 6/15/22 @ 100 (a)	6,000	6,101
College Loan Corp. Trust, Series 2005-2, Class B, 0.61% (LIBOR03M+49bps), 1/15/37, Callable 10/15/28 @ 100 (b)	1,122	1,072
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25, Callable 7/15/22 @ 100 (a)	512	513
CPS Auto Receivables Trust, Series 2021-C, Class B, 0.84%, 7/15/25 (a)	5,000	4,996
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 9/15/23 @ 100 (a)	3,636	3,642
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 2/15/23 @ 100 (a)	5,000	5,297
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100 (a)	667	665
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	640	639
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.94%, 2/18/31, Callable 4/15/25 @ 100 (a)	1,000	997
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 1/15/24 @ 100 (a)	4,000	4,091
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 12/15/24 @ 100 (a)	2,000	1,996
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	1,455	1,449

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.38%, 11/15/28, Callable 9/15/23 @ 100 (a)	$2,250	$2,278
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 9/15/23 @ 100 (a)	7,330	7,551
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/30, Callable 11/15/24 @ 100 (a)	3,000	2,981
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class C, 3.06%, 3/15/29, Callable 9/15/23 @ 100 (a)	2,625	2,711
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38%, 7/15/30, Callable 11/15/24 @ 100 (a)	1,000	997
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 1/15/24 @ 100 (a)	2,059	2,108
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24 (a)	1,124	1,125
Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25, Callable 5/20/24 @ 100 (a)	1,350	1,349
Dell Equipment Finance Trust, Series 2020-1, Class A2, 2.26%, 6/22/22 (a)	597	599
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @ 100 (a)	2,188	2,168
Dell Equipment Finance Trust, Series 2019-2, Class C, 2.18%, 10/22/24, Callable 7/22/22 @ 100 (a)	2,700	2,730
Dell Equipment Finance Trust, Series 2019-1, Class D, 3.45%, 3/24/25, Callable 1/22/22 @ 100 (a)	3,000	3,020
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (a)	2,125	2,152
Dell Equipment Finance Trust, Series 2020-2, Class B, 0.92%, 11/22/23, Callable 6/22/23 @ 100 (a)	3,000	3,011
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (a)	775	792
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	2,813	2,846
Dell Equipment Finance Trust, Series 2020-2, Class C, 1.37%, 1/22/24, Callable 6/22/23 @ 100 (a)	4,000	4,026
Dell Equipment Finance Trust, Series 2020-2, Class A3, 0.57%, 10/23/23, Callable 6/22/23 @ 100 (a)	1,000	1,001
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,333	3,263
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.35%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,000	2,945
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 12/20/27 @ 100 (a)	1,455	1,454
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 12/20/27 @ 100 (a)	2,523	2,514
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	4,423	4,395
Donlen Fleet Lease Funding LLC, Series 2, Class C, 1.20%, 12/11/34 (a)	5,000	4,961
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 11/15/23 @ 100	3,750	3,753
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24, Callable 9/15/22 @ 100	1,604	1,628
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 5/15/22 @ 100	1,292	1,300
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 8/15/22 @ 100	2,206	2,235
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 9/15/22 @ 100	1,575	1,607
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 11/15/23 @ 100	3,542	3,536

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25 (a)	$5,350	$5,317
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 8/15/22 @ 100 (a)	1,520	1,536
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 6/15/26 @ 100 (a)	3,125	3,097
DT Auto Owner Trust, Series 2019-4A, Class C, 2.73%, 7/15/25, Callable 12/15/23 @ 100 (a)	5,000	5,063
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 12/15/22 @ 100 (a)	1,538	1,526
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 12/15/22 @ 100 (a)	846	841
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 12/15/22 @ 100 (a)	877	875
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/15/27, Callable 12/15/22 @ 100 (a)	713	711
Enterprise Fleet Financing LLC, Series 2019-1, Class A3, 3.07%, 10/20/24, Callable 5/20/22 @ 100 (a)	1,000	1,014
Enterprise Fleet Financing LLC, Series 2021-1, Class A2, 0.44%, 12/21/26, Callable 7/20/24 @ 100 (a)	3,000	2,991
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 8/20/23 @ 100 (a)	2,050	2,088
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	3,562	3,613
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26, Callable 11/15/24 @ 100 (a)	3,500	3,483
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 10/15/23 @ 100 (a)	4,545	4,592
Exeter Automobile Receivables Trust, Series 2018-3, Class D, 4.35%, 6/17/24, Callable 3/15/23 @ 100 (a)	2,076	2,118
Exeter Automobile Receivables Trust, Series 2019-3, Class C, 2.79%, 5/15/24, Callable 9/15/23 @ 100 (a)	2,580	2,599
Exeter Automobile Receivables Trust, Series 2019-4, Class C, 2.44%, 9/16/24, Callable 8/15/23 @ 100 (a)	3,826	3,855
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 8/15/23 @ 100 (a)	3,140	3,160
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 9/15/24 @ 100	3,000	2,985
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	989	991
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11%, 8/15/25, Callable 9/15/23 @ 100 (a)	5,000	5,129
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 1/15/24 @ 100	2,361	2,377
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 4/15/23 @ 100 (a)	7,403	7,528
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 1/15/23 @ 100 (a)	3,900	4,035
First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26, Callable 2/15/23 @ 100 (a)	3,880	3,907
First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26, Callable 2/15/23 @ 100 (a)	5,000	5,075
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 12/15/22 @ 100 (a)	1,450	1,490
First Investors Auto Owner Trust, Series 2019-2, Class B, 2.47%, 1/15/25, Callable 4/15/23 @ 100 (a)	3,640	3,675
First Investors Auto Owner Trust, Series 2017-2, Class D, 3.56%, 9/15/23, Callable 2/15/22 @ 100 (a)	5,196	5,224
FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.79%, 8/17/28 (a)	3,000	2,956
FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.89%, 8/17/28 (a)	3,000	2,958
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/26 (a)	2,308	2,253

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 12/15/23 @ 100 (a)	$5,000	$5,414
Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25, Callable 11/15/23 @ 100 (a)	3,750	3,763
Flagship Credit Auto Trust, Series 2021-1, Class C, 0.91%, 3/15/27, Callable 6/15/24 @ 100 (a)	2,700	2,664
Flagship Credit Auto Trust, Series 2021-1, Class B, 0.68%, 2/16/27, Callable 6/15/24 @ 100 (a)	3,100	3,077
Flagship Credit Auto Trust, Series 2017-3, Class E, 5.26%, 10/15/24, Callable 6/15/22 @ 100 (a)	5,150	5,267
Flagship Credit Auto Trust, Series 2017-1, Class D, 4.23%, 5/15/23, Callable 12/15/21 @ 100 (a)	1,947	1,955
Flagship Credit Auto Trust, Series 2021-3, Class B, 0.95%, 7/15/27, Callable 8/15/26 @ 100 (a)	3,300	3,265
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 2/15/24 @ 100 (a)	3,000	3,104
Ford Credit Auto Lease Trust, Series 2020-A, Class B, 2.05%, 6/15/23, Callable 8/15/22 @ 100	5,000	5,052
Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25, Callable 5/15/23 @ 100	1,250	1,248
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	2,667	2,734
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	5,133
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	5,130
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.81%, 5/15/26, Callable 4/15/25 @ 100 (a)	4,300	4,272
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 11/15/24 @ 100 (a)	2,571	2,568
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 11/15/24 @ 100 (a)	1,325	1,311
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 4/15/25 @ 100 (a)	5,749	5,690
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	2,344	2,332
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38 (a)	1,500	1,469
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.38%, 8/15/24, Callable 1/15/24 @ 100 (a)	3,000	3,011
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 11/15/23 @ 100 (a)	1,250	1,332
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class B, 0.82%, 4/15/25, Callable 5/15/24 @ 100 (a)	2,500	2,499
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 8/15/26 @ 100 (a)	3,611	3,574
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 3/15/24 @ 100 (a)	1,781	1,784
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25 (a)	2,750	2,732
GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.77%, 9/15/25, Callable 7/15/25 @ 100 (a)	5,000	4,977
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 7/15/25 @ 100 (a)	3,043	3,023
GM Financial Automobile Leasing Trust, Series 2020-3, Class B, 0.76%, 10/21/24, Callable 4/20/23 @ 100	2,000	2,001
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 8/20/22 @ 100	3,261	3,292
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	1,786	1,791

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 1/20/23 @ 100	$1,625	$1,662
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 10/16/23 @ 100	1,500	1,545
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07%, 11/18/24, Callable 12/16/22 @ 100	2,000	2,053
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25 (a)	1,750	1,748
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C, 1.31%, 10/15/25 (a)	2,250	2,251
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28 (a)	5,000	4,939
Great American Auto Leasing, Inc., Series 2019-1, Class A4, 3.21%, 2/18/25, Callable 12/15/22 @ 100 (a)	1,000	1,022
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class B, 2.00%, 2/16/26, Callable 12/15/23 @ 100 (a)	1,090	1,112
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class C, 3.14%, 6/16/25, Callable 11/15/21 @ 100 (a)	600	601
HPEFS Equipment Trust, Series 2019-1A, Class D, 2.72%, 9/20/29, Callable 6/20/22 @ 100 (a)	3,000	3,045
HPEFS Equipment Trust, Series 2020-2A, Class B, 1.20%, 7/22/30, Callable 5/20/23 @ 100 (a)	4,167	4,191
HPEFS Equipment Trust, Series 2021-1A, Class C, 0.75%, 3/20/31, Callable 2/20/24 @ 100 (a)	2,500	2,482
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 5/20/23 @ 100 (a)	3,400	3,450
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 1/20/23 @ 100 (a)	2,851	2,890
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100 (a)	2,719	2,696
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 6/20/22 @ 100 (a)	1,750	1,755
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100 (a)	1,350	1,364
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 2/20/24 @ 100 (a)	3,700	3,662
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100 (a)	3,843	3,811
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 1/25/24 @ 100 (a)	4,139	4,151
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 1/25/24 @ 100 (a)	1,176	1,179
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 11/25/24 @ 100 (a)	3,018	3,004
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 1/25/24 @ 100 (a)	2,352	2,352
JPMorgan Chase Bank NA, Series 1, Class D, 1.17%, 9/25/28, Callable 6/25/24 @ 100 (a)	3,246	3,242
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 6/25/24 @ 100 (a)	2,447	2,443
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 6/25/24 @ 100 (a)	6,526	6,519
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 6/25/24 @ 100 (a)	1,116	1,116
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22 (a)	708	709
Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.96%, 3/15/24, Callable 9/15/23 @ 100 (a)	3,750	3,799
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	1,750	1,802
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (a)	2,125	2,173
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,688	1,669

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	$833	$852
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	1,346	1,331
MMAF Equipment Finance LLC, Series 2017-A, Class A4, 2.41%, 8/16/24 (a)	166	166
MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 8/14/25 @ 100 (a)	5,000	4,927
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 4/20/27 @ 100 (a)	1,930	1,902
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 4/20/27 @ 100 (a)	1,845	1,823
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 1/20/24 @ 100 (a)	5,476	5,650
MVW Owner Trust, Series 2017-1A, Class A, 2.42%, 12/20/34, Callable 7/20/23 @ 100 (a)	520	528
Nelnet Student Loan Trust, Series 2005-3, Class B, 0.41% (LIBOR03M+28bps), 9/22/37, Callable 12/22/21 @ 100 (b)	1,048	1,048
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	4,516	4,434
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,466	1,457
NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27, Callable 10/15/24 @ 100 (a)	4,000	3,999
NMEF Funding LLC, Series 2021-A, Class A2, 0.81%, 12/15/27, Callable 10/15/24 @ 100 (a)	5,000	4,995
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 11/20/21 @ 100 (a)	1,797	1,838
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	4,649	4,349
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28 (a)	3,000	2,968
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25 (a)	3,245	3,236
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A3, 0.86%, 9/10/25 (a)	5,000	4,985
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28 (a)	8,100	8,051
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 2/15/24 @ 100 (a)	930	938
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 2/15/24 @ 100 (a)	4,424	4,444
Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24, Callable 4/15/23 @ 100 (a)	1,703	1,718
Pawneee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 10/15/25 @ 100 (a)	2,182	2,175
Pawneee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 10/15/25 @ 100 (a)	1,637	1,630
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 9/15/23 @ 100 (a)	4,001	4,022
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 7/15/22 @ 100 (a)	7,616	7,662
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 9/15/22 @ 100 (a)	5,000	5,094
Prestige Auto Receivables Trust, Series 2019-1A, Class B, 2.53%, 1/16/24, Callable 9/15/22 @ 100 (a)	4,283	4,294
Progress Residential, Series 2021-SFR4, Class B, 1.81%, 5/17/38 (a)	4,500	4,446
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/16/26 (a)	2,400	2,353
Progress Residential Trust, Series 2021-SFR2, Class B, 1.80%, 4/19/38 (a)	6,850	6,768
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100 (a)	2,813	2,769
Progress Residential Trust, Series 2021-SFR5, Class C, 1.81%, 7/16/26 (a)	1,500	1,475

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 6/15/24 @ 100 (a)	$7,400	$7,450
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 9/20/22 @ 100 (a)	1,783	1,809
Santander Retail Auto Lease Trust, Series 2021-B, Class B, 0.84%, 6/20/25, Callable 5/20/24 @ 100 (a)	5,000	4,960
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 10/20/23 @ 100 (a)	1,750	1,734
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 10/20/23 @ 100 (a)	2,188	2,164
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.88%, 3/20/24, Callable 4/20/23 @ 100 (a)	5,500	5,579
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 6/20/25 @ 100 (a)	1,900	1,939
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 12/20/24 @ 100 (a)	2,000	2,067
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 6/20/25 @ 100 (a)	8,767	8,783
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 6/20/25 @ 100 (a)	3,824	3,876
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class B, 2.45%, 3/25/26, Callable 2/25/23 @ 100 (a)	585	592
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class C, 2.85%, 3/25/26, Callable 2/25/23 @ 100 (a)	835	847
Sierra Timeshare Receivables Funding LLC, Series 1A, Class A, 3.20%, 1/20/36, Callable 1/20/24 @ 100 (a)	2,181	2,245
Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 2.34%, 8/20/36, Callable 7/20/24 @ 100 (a)	4,535	4,609
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	5,000	5,204
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	6,170	6,310
Synchrony Credit Card Master Note Trust, Series 2018-2, Class B, 3.67%, 5/15/26	510	532
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 4/20/23 @ 100 (a)	2,750	2,766
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 3/23/23 @ 100 (a)	3,000	3,049
Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.74%, 4/15/24 (a)	8,481	8,477
Tricolor Auto Securitization Trust, Series 2021-1A, Class B, 1.00%, 6/17/24, Callable 6/15/24 @ 100 (a)	4,250	4,239
Trillium Credit Card Trust II, Series 2020-1A, Class B, 2.33%, 12/27/24 (a)	3,708	3,720
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 11/17/21 @ 100 (a)	1,807	1,808
Unify Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 12/15/23 @ 100 (a)	3,000	3,021
Unify Auto Receivables Trust, Series 2021-1A, Class A4, 0.98%, 7/15/26, Callable 12/15/23 @ 100 (a)	3,000	3,016
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%, 2/10/25, Callable 8/10/22 @ 100 (a)	3,250	3,268
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24, Callable 2/10/22 @ 100 (a)	3,320	3,353
United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25, Callable 8/10/22 @ 100 (a)	750	763
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	6,500	6,403
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (a)	2,250	2,329

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 7/15/24 @ 100 (a)	$1,750	$1,731
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35, Callable 2/20/24 @ 100 (a)	3,523	3,571
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (a)	2,962	2,994
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	3,417	3,429
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, 3/15/24, Callable 11/15/22 @ 100 (a)	299	300
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 2/15/23 @ 100 (a)	4,000	4,161
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/25, Callable 8/15/23 @ 100 (a)	5,000	5,087
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 4/20/24 @ 100 (a)	3,250	3,234
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 10/15/22 @ 100	4,000	4,113
World Omni Auto Receivables Trust, Series 2018-D, Class B, 3.67%, 12/16/24, Callable 10/15/22 @ 100	2,000	2,056
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/27, Callable 5/15/25 @ 100	2,750	2,716
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26, Callable 8/15/23 @ 100	5,750	5,770
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 10/15/22 @ 100 (a)	2,500	2,533
Total Asset-Backed Securities (Cost $865,870)		867,392

Collateralized Mortgage Obligations (7.1%)
American Money Management Corp., Series 2016-19A, Class AR, 1.26% (LIBOR03M+114bps), 10/16/28, Callable 1/15/22 @ 100 (a)(b)	810	811
Annisa CLO Ltd., Series 2016-2, Class AR, 1.23% (LIBOR03M+110bps), 7/20/31, Callable 1/20/22 @ 100 (a)(b)	3,000	2,998
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.63% (LIBOR01M+254bps), 10/15/37 (a)(b)	5,000	5,022
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.23% (LIBOR01M+214bps), 10/15/37 (a)(b)	3,000	3,010
BPR Trust, Series 2021-TY, Class A, 1.13% (LIBOR01M+105bps), 9/23/23 (a)(b)	1,731	1,732
BPR Trust, Series 2021-TY, Class B, 1.23% (LIBOR01M+115bps), 9/23/23 (a)(b)	750	750
BPR Trust, Series 2021-TY, Class D, 2.43% (LIBOR01M+235bps), 9/23/23 (a)(b)	1,313	1,312
BPR Trust, Series 2021-TY, Class C, 1.78% (LIBOR01M+170bps), 9/23/23 (a)(b)	462	461
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.58% (LIBOR01M+250bps), 4/4/22 (a)(b)	3,202	3,200
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 1.04% (LIBOR01M+85bps), 9/15/23 (a)(b)	2,500	2,499
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.09% (LIBOR01M+300bps), 11/15/36 (a)(b)	10,000	9,996
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.59% (LIBOR01M+150bps), 11/15/36 (a)(b)	9,500	9,497
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (a)	7,338	7,686
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	7,600	8,009
Columbia Cent CLO Ltd., Series 2020-29A, Class AIF, 1.97%, 7/20/31, Callable 1/20/22 @ 100 (a)	3,500	3,507

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.69%, 10/15/45, Callable 8/15/22 @ 100 (c)(d)	$53,051	$556
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (c)	3,500	3,785
COMM Mortgage Trust, Series 2012-CR2, Class XA, 1.61%, 8/15/45, Callable 7/15/22 @ 100 (c)(d)	56,307	235
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 11/13/39 (a)	5,000	5,069
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	10,670	11,260
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (c)	3,366	3,586
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (a)	5,620	5,752
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (a)	6,875	6,917
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class A, 2.39%, 7/15/26 (a)	2,500	2,484
Extended Stay America Trust, Series 2021-ESH, Class C, 1.79% (LIBOR01M+170bps), 7/15/38 (a)(b)	2,487	2,491
Extended Stay America Trust, Series 2021-ESH, Class B, 1.47% (LIBOR01M+138bps), 7/15/38 (a)(b)	774	775
Extended Stay America Trust, Series 2021-ESH, Class A, 1.17% (LIBOR01M+108bps), 7/15/38 (a)(b)	1,990	1,992
FREMF Mortgage Trust, Series 2012- K17, Class B, 4.49%, 12/25/44, Callable 12/25/21 @ 100 (a)(c)	9,335	9,339
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.53%, 11/25/23, Callable 11/25/23 @ 100 (a)(c)	4,935	5,146
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	10,500	10,511
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class A, 3.42%, 10/10/32 (a)	4,730	4,779
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	13,530	13,488
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 12/10/39 (a)	2,000	2,053
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, 1.92%, 11/10/45, Callable 11/10/22 @ 100 (c)(d)	21,397	231
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45, Callable 11/10/21 @ 100 (a)	2,875	2,884
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 1.76%, 5/10/45, Callable 5/10/22 @ 100 (c)(d)	8,849	16
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	8,824	9,026
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (c)	2,250	2,312
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.08%, 1/15/46, Callable 7/15/23 @ 100 (c)	1,132	1,177
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.08%, 1/15/46, Callable 6/15/23 @ 100 (c)(e)	4,212	4,402
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.72%, 10/15/45, Callable 9/15/22 @ 100 (c)(d)	17,520	126
Life Mortgage Trust, Series 2021-BMR, Class B, 0.97% (LIBOR01M+88bps), 3/15/38 (a)(b)	3,000	2,991
Merit, Series 2020-HILL, Class A, 1.24% (LIBOR01M+115bps), 8/15/37 (a)(b)	2,358	2,356
Merit, Series 2020-HILL, Class B, 1.49% (LIBOR01M+140bps), 8/15/37 (a)(b)	3,772	3,772
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.59%, 11/15/45, Callable 6/15/22 @ 100 (a)(c)(d)	17,166	108

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 0.94% (LIBOR01M+85bps), 11/15/34 (a)(b)	$1,100	$1,099
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a)(b)	3,846	3,851
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 0.93% (LIBOR03M+80bps), 2/20/28, Callable 11/20/21 @ 100 (a)(b)	2,854	2,857
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 1.48% (LIBOR03M+135bps), 2/20/28, Callable 11/20/21 @ 100 (a)(b)	4,600	4,589
Palmer Square Loan Funding Ltd., Series 2019-2, Class A1, 1.10% (LIBOR03M+97bps), 4/20/27, Callable 1/20/22 @ 100 (a)(b)	838	838
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 0.98% (LIBOR03M+85bps), 1/20/27, Callable 1/20/22 @ 100 (a)(b)	1,130	1,128
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 1.03% (LIBOR03M+90bps), 4/20/29, Callable 4/20/22 @ 100 (a)(b)	1,188	1,188
Palmer Square Loan Funding Ltd., Series 2019-3, Class A1, 0.98% (LIBOR03M+85bps), 8/20/27, Callable 11/20/21 @ 100 (a)(b)	2,060	2,060
Race Point CLO Ltd., Series 2016-10A, Class A1R, 1.22% (LIBOR03M+110bps), 7/25/31, Callable 1/25/22 @ 100 (a)(b)	4,437	4,434
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 7/25/26 @ 100 (a)(c)	816	837
TTAN, Series 2021-MHC, Class D, 1.84% (LIBOR01M+180bps), 3/15/38 (a)(b)	1,199	1,199
TTAN, Series 2021-MHC, Class C, 1.44% (LIBOR01M+140bps), 3/15/38 (a)(b)	2,999	2,997
TTAN, Series 2021-MHC, Class B, 1.19% (LIBOR01M+115bps), 3/15/38 (a)(b)	2,228	2,227
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.99%, 5/10/45, Callable 4/10/22 @ 100 (c)(d)	28,218	47
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.99%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)(d)	38,828	64
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XA, 1.81%, 8/10/49, Callable 9/10/22 @ 100 (a)(c)(d)	19,653	169
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.72%, 10/15/45, Callable 9/15/22 @ 100 (a)(c)(d)	22,225	174
Total Collateralized Mortgage Obligations (Cost $208,344)		209,867

Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital, 6.50% (LIBOR03M+637bps), 10/30/40 (b)	200,000	5,490

Total Preferred Stocks (Cost $5,470)		5,490

Senior Secured Loans (1.5%)
Clean Harbors, Inc., Initial Term Loan, First Lien, 1.83% (LIBOR01M+175bps), 6/30/24 (b)	2,487	2,486
Delos Finance S.A.R.L., Loans, First Lien, 1.88% (LIBOR03M+175bps), 10/6/23 (b)	10,000	9,986
Magallanes, Inc., Term Loan A, First Lien, 12/4/22 (f)(l)	13,500	13,298
The Boeing Co., Advance, First Lien, 1.37% (LIBOR03M+125bps), 2/6/22 (b)(f)	18,776	18,746
Total Senior Secured Loans (Cost $44,756)		44,516

Corporate Bonds (37.3%)
Communication Services (0.6%):
Qwest Corp., 6.75%, 12/1/21	9,000	9,035
T-Mobile USA, Inc.
2.63%, 4/15/26, Callable 4/15/23 @ 101.31	5,000	5,080
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,641	2,788
		16,903

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (3.7%):
Association of American Medical Colleges
2.27%, 10/1/25	$4,145	$4,119
2.39%, 10/1/26	4,275	4,262
Duke University Health System, Inc., 2.26%, 6/1/26	700	704
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	5,000	5,711
Ford Motor Co., 8.50%, 4/21/23 (e)	4,692	5,141
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	2,000	1,977
Horace Mann School, 2.48%, 7/1/22	2,500	2,528
Howard University
2.80%, 10/1/23	1,000	1,031
2.42%, 10/1/24	1,350	1,383
2.52%, 10/1/25	1,000	1,027
Lennar Corp.
5.38%, 10/1/22 (g)	4,270	4,435
4.75%, 11/15/22, Callable 8/15/22 @ 100	1,435	1,482
Macy's Retail Holdings LLC, 2.88%, 2/15/23, Callable 11/15/22 @ 100	1,250	1,265
MDC Holdings, Inc., 5.50%, 1/15/24, Callable 10/15/23 @ 100	1,706	1,834
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81	7,470	7,790
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/8/22 @ 100	10,000	10,040
QVC, Inc.
4.38%, 3/15/23	3,515	3,650
4.45%, 2/15/25, Callable 11/15/24 @ 100	10,000	10,712
Smithsonian Institution, 0.97%, 9/1/23	1,400	1,404
Sodexo, Inc., 1.63%, 4/16/26, Callable 3/16/26 @ 100 (a)	10,000	9,958
Toll Brothers Finance Corp.
5.88%, 2/15/22, Callable 11/15/21 @ 100	11,481	11,500
4.38%, 4/15/23, Callable 1/15/23 @ 100	5,169	5,351
Volkswagen Group of America Finance LLC, 3.13%, 5/12/23 (a)	5,000	5,173
YMCA of Greater New York, 2.30%, 8/1/26, Callable 5/1/26 @ 100	1,700	1,717
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)	3,338	3,396
		107,590
Consumer Staples (1.0%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (a)(e)	5,000	4,972
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	5,000	5,252
JBS USA Food Co.
7.00%, 1/15/26, Callable 1/15/22 @ 103.5 (a)	1,500	1,560
5.75%, 1/15/28, Callable 7/15/22 @ 102.88 (a)	7,000	7,308
Walmart, Inc.
2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	5,264
3.55%, 6/26/25, Callable 4/26/25 @ 100 (g)	5,000	5,459
		29,815
Energy (10.7%):
Apache Corp., 3.25%, 4/15/22, Callable 1/15/22 @ 100	5,050	5,070
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100 (e)	5,000	5,174
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100 (e)	10,252	10,665
3.80%, 6/1/24, Callable 3/1/24 @ 100	13,790	14,486
Coterra Energy, Inc., 4.38%, 6/1/24, Callable 3/1/24 @ 100 (a)	3,150	3,372
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100 (g)	4,814	4,972
Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63 (a)	13,330	14,140
Diamondback Energy, Inc., 0.90%, 3/24/23	5,000	5,000
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	10,531
Energy Transfer LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100	6,611	7,067

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Energy Transfer Operating LP
5.20%, 2/1/22	$7,684	$7,684
4.20%, 9/15/23, Callable 8/15/23 @ 100	5,000	5,273
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (e)	1,684	1,773
4.00%, 8/1/24, Callable 5/1/24 @ 100	10,030	10,413
EQT Corp.
3.00%, 10/1/22, Callable 9/1/22 @ 100 (g)	13,988	14,141
6.63%, 2/1/25, Callable 1/1/25 @ 100	7,000	7,877
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (e)	5,000	5,286
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	8,334	8,471
Hess Corp., 3.50%, 7/15/24, Callable 4/15/24 @ 100	2,552	2,684
HollyFrontier Corp.
2.63%, 10/1/23	5,000	5,141
5.88%, 4/1/26, Callable 1/1/26 @ 100	4,990	5,690
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)(e)	19,500	19,694
Murphy Oil Corp.
6.88%, 8/15/24, Callable 12/13/21 @ 101.72	9,707	9,902
5.88%, 12/1/27, Callable 12/1/22 @ 102.94	2,000	2,084
NuStar Logistics LP, 4.75%, 2/1/22	4,108	4,108
Occidental Petroleum Corp.
2.70%, 8/15/22 (g)	5,000	5,069
3.45%, 7/15/24, Callable 4/15/24 @ 100	5,000	5,126
2.90%, 8/15/24, Callable 7/15/24 @ 100	6,000	6,111
5.88%, 9/1/25, Callable 6/1/25 @ 100	2,000	2,220
Ovintiv Exploration, Inc.
5.63%, 7/1/24	15,178	16,702
5.38%, 1/1/26, Callable 10/1/25 @ 100 (e)	9,272	10,314
Parsley Energy LLC/Parsley Finance Corp.
5.63%, 10/15/27, Callable 10/15/22 @ 102.81 (a)(e)	22,028	23,475
4.13%, 2/15/28, Callable 2/15/23 @ 102.06 (a)	7,289	7,610
PDC Energy, Inc.
6.13%, 9/15/24, Callable 12/13/21 @ 101.53	5,000	5,077
6.25%, 12/1/25, Callable 12/1/21 @ 103.13	8,415	8,612
Range Resources Corp.
5.88%, 7/1/22, Callable 4/1/22 @ 100	2,000	2,029
5.00%, 8/15/22, Callable 5/15/22 @ 100	4,500	4,572
Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100	6,329	6,897
Western Midstream Operating LP
4.00%, 7/1/22, Callable 4/1/22 @ 100	5,000	5,052
4.35%, 2/1/25, Callable 1/1/25 @ 100	8,421	8,839
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	5,263	5,840
		314,243
Financials (11.1%):
Alleghany Corp., 4.95%, 6/27/22	1,250	1,285
American Express Co., 3.55% (LIBOR03M+343bps), Callable 11/15/21 @ 100 (b)(h)	1,534	1,534
Ares Capital Corp.
3.63%, 1/19/22, Callable 12/19/21 @ 100 (e)(g)	510	512
3.25%, 7/15/25, Callable 6/15/25 @ 100	5,000	5,199
Assurant, Inc., 4.20%, 9/27/23, Callable 8/27/23 @ 100	5,000	5,294
Athene Global Funding, 1.20%, 10/13/23 (a)	5,000	5,038
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)(g)	8,571	8,989
BB&T Corp., 4.25%, 9/30/24	1,955	2,123
Blackstone Private Credit Fund
1.75%, 9/15/24 (a)	3,500	3,468
2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	2,308	2,264
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	9,667	10,225

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CIT Group, Inc.
5.00%, 8/15/22	$18,150	$18,709
4.75%, 2/16/24, Callable 11/16/23 @ 100	3,000	3,195
5.25%, 3/7/25, Callable 12/7/24 @ 100 (g)	4,904	5,397
4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	1,000	1,032
Citizens Financial Group, Inc., 4.15%, 9/28/22 (a)	1,283	1,320
Colfax Corp., 6.38%, 2/15/26, Callable 2/15/22 @ 103.19 (a)	3,648	3,803
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,250	1,235
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (b)	3,750	3,769
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,871	11,017
First Financial Bancorp, 5.13%, 8/25/25	9,000	9,370
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	5,000	5,191
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	7,349	7,435
Ford Motor Credit Co. LLC, 3.38%, 11/13/25, Callable 10/13/25 @ 100	3,000	3,083
FS KKR Capital Corp.
4.63%, 7/15/24, Callable 6/15/24 @ 100	2,000	2,136
1.65%, 10/12/24	5,119	5,058
Fulton Financial Corp.
3.60%, 3/16/22	1,446	1,456
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,000	10,040
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,500	2,503
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100 (a)	5,000	4,941
Hilltop Holdings, Inc.
5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,247
5.75% (SOFR+568bps), 5/15/30, Callable 5/15/25 @ 100 (b)	5,000	5,229
Infinity Property & Casualty Corp., 5.00%, 9/19/22 (e)	21,955	22,712
Main Street Capital Corp.
5.20%, 5/1/24	5,200	5,613
3.00%, 7/14/26, Callable 6/14/26 @ 100	3,500	3,535
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (b)	3,000	3,088
Mobr-04 LLC (LOC - Compass Bank), 1.12%, 9/1/24 (e)(i)	3,050	3,050
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)(g)	8,242	8,944
Pinnacle Financial Partners, Inc., 5.25% (LIBOR03M+388bps), 11/16/26, Callable 11/16/21 @ 100 (a)(b)	3,800	3,802
ProAssurance Corp., 5.30%, 11/15/23	14,000	14,862
Reliance Standard Life Global Funding II
3.85%, 9/19/23 (a)	5,000	5,281
2.75%, 5/7/25 (a)(g)	5,000	5,204
SCE Recovery Funding LLC, 0.86%, 11/15/31	10,000	9,577
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	11,650	12,119
Sixth Street Specialty Lending, Inc., 4.50%, 1/22/23, Callable 12/22/22 @ 100	4,500	4,653
StanCorp Financial Group, Inc., 5.00%, 8/15/22	5,366	5,548
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	8,750	9,008
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	7,176	7,199
TCF National Bank
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	5,000	5,258
5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	10,000	10,251
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	5,000	5,205
TIAA FSB Holdings, Inc., 4.82% (LIBOR03M+470bps), 3/15/26, Callable 12/13/21 @ 100 (b)	5,718	5,808

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	$3,750	$3,833
United Financial Bancorp, Inc., 5.75%, 10/1/24	8,120	8,601
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	5,000	5,299
		325,547
Health Care (0.7%):
Fresenius Medical Care U.S. Finance III, Inc., 1.88%, 12/1/26, Callable 11/1/26 @ 100 (a)	5,000	4,971
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23, Callable 10/17/22 @ 100 (a)	4,000	4,139
Hikma Finance USA LLC, 3.25%, 7/9/25	7,000	7,267
Laboratory Corp. of America Holdings, 1.55%, 6/1/26, Callable 5/1/26 @ 100	5,000	4,962
		21,339
Industrials (5.3%):
Air Lease Corp., 2.25%, 1/15/23	5,000	5,091
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 (e)	5,000	5,420
American Airlines Pass Through Trust
4.38%, 4/1/24	2,711	2,708
4.40%, 3/22/25	6,187	6,114
4.38%, 12/15/25 (a)	5,058	4,969
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	5,000	5,243
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/15/22 @ 102.19 (a)	9,000	9,400
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	7,495	8,327
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (a)	18,856	19,932
Continental Airlines Pass Through Trust
5.98%, 10/19/23	901	915
4.00%, 4/29/26	9,933	10,395
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	4,701	4,691
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	5,852	6,257
Fluor Corp., 3.50%, 12/15/24, Callable 9/15/24 @ 100 (g)	6,000	6,270
Hawaiian Airlines Pass Through Certificates, 4.95%, 7/15/23	6,831	6,821
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000	1,052
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23, Callable 8/16/22 @ 100 (a)	2,500	2,492
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a)	10,000	10,880
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	5,000	4,979
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	1,181	1,202
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	11,053	11,333
The Nature Conservancy, 0.47%, 7/1/23	850	847
U.S. Airways, 5.38%, 5/15/23	9,711	9,711
U.S. Airways Pass Through Trust, 3.95%, 5/15/27	3,860	3,929
United Airlines Pass Through Trust
4.63%, 3/3/24	698	714
4.15%, 10/11/25	4,942	5,171
4.88%, 7/15/27	924	975
		155,838
Information Technology (0.5%):
Dell International LLC/EMC Corp., 7.13%, 6/15/24 (a)(e)	5,335	5,430
Skyworks Solutions, Inc.
0.90%, 6/1/23, Callable 6/1/22 @ 100	5,000	5,001
1.80%, 6/1/26, Callable 5/1/26 @ 100	5,000	5,006
		15,437

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Materials (0.4%):
Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44 (a)(e)	$3,500	$3,667
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	1,000	1,038
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 9/1/22 @ 102.5 (e)	2,000	2,087
Sealed Air Corp., 1.57%, 10/15/26, Callable 9/15/26 @ 100 (a)	5,000	4,917
		11,709
Real Estate (2.0%):
American Tower Trust #1, 3.07%, 3/15/48, Callable 12/13/21 @ 100 (a)	3,760	3,765
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	16,401	17,261
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN (j)	2,950	3,799
Newmark Group, Inc., 6.13%, 11/15/23, Callable 10/15/23 @ 100	12,000	12,956
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	6,923	7,180
1.88%, 7/15/50, Callable 1/15/25 @ 100 (a)	3,500	3,546
SL Green Realty Corp., 4.50%, 12/1/22, Callable 9/1/22 @ 100 (g)	5,000	5,150
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	3,636	3,705
		57,362
Utilities (1.3%):
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)	900	908
Calpine Corp., 5.25%, 6/1/26, Callable 12/13/21 @ 102.63 (a)	2,000	2,057
Entergy Texas, Inc., 1.50%, 9/1/26, Callable 8/1/26 @ 100	3,000	2,916
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	5,000	5,706
Puget Energy, Inc., 5.63%, 7/15/22, Callable 4/15/22 @ 100	1,438	1,471
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	4,299	4,475
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	9,811
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100 (g)	3,630	3,771
Vistra Operations Co. LLC, 3.55%, 7/15/24, Callable 6/15/24 @ 100 (a)	5,000	5,211
		36,326
Total Corporate Bonds (Cost $1,074,333)		1,092,109

Yankee Dollars (10.3%)
Communication Services (0.7%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	8,000	8,688
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	7,250	7,310
Telefonica Chile SA, 3.88%, 10/12/22 (a)(g)	5,908	6,038
		22,036
Consumer Discretionary (0.4%):
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	4,000	4,138
Stellantis Finance US, Inc., 1.71%, 1/29/27, Callable 12/29/26 @ 100 (a)	1,667	1,641
Stellantis NV, 5.25%, 4/15/23	4,352	4,622
		10,401
Consumer Staples (0.2%):
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (a)	5,059	5,098
Imperial Brands Finance PLC, 4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	1,075	1,163
		6,261
Energy (2.1%):
Bharat Petroleum Corp. Ltd., 4.38%, 1/24/22	2,000	2,015
Cenovus Energy, Inc., 3.80%, 9/15/23, Callable 6/15/23 @ 100	2,000	2,088
Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23 (a)	2,776	2,791

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27 (a)	$2,447	$2,460
2.16%, 3/31/34 (a)	750	732
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	1,500	1,501
Harvest Operations Corp., 1.00%, 4/26/24, Callable 4/26/22 @ 100 (a)	4,572	4,572
Lundin Energy Finance BV, 2.00%, 7/15/26, Callable 6/15/26 @ 100 (a)	5,000	4,983
Petroleos Mexicanos
4.88%, 1/24/22	9,127	9,189
3.76% (LIBOR03M+365bps), 3/11/22 (b)(g)	14,217	14,259
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	13,373	13,558
Woodside Finance Ltd., 3.65%, 3/5/25, Callable 12/5/24 @ 100 (a)	1,240	1,310
		59,458
Financials (3.1%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/9/22 (a)	10,704	11,016
5.38%, 4/17/25 (a)	12,085	13,380
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	5,000	4,942
BBVA Bancomer SA, 6.75%, 9/30/22 (a)(g)	23,670	24,751
BBVA Bancomer SA Texas, 6.75%, 9/30/22	2,000	2,095
nVent Finance Sarl, 3.95%, 4/15/23	3,042	3,150
Park Aerospace Holdings Ltd., 5.25%, 8/15/22, Callable 7/15/22 @ 100 (a)	8,000	8,255
SA Global Sukuk Ltd., 0.95%, 6/17/24, Callable 5/17/24 @ 100 (a)	4,167	4,123
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (b)	5,000	5,145
Standard Chartered PLC, 7.50% (USSW5+630bps), Callable 4/2/22 @ 100 (b)(h)	6,000	6,127
VEON Holdings BV, 5.95%, 2/13/23	10,000	10,541
		93,525
Industrials (2.3%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	5,000	5,191
Air Canada Pass Through Trust
5.00%, 6/15/25 (a)	1,067	1,088
4.13%, 11/15/26 (a)	14,511	14,737
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	5,294
Avolon Holdings Funding Ltd.
3.95%, 7/1/24, Callable 6/1/24 @ 100 (a)	5,000	5,276
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,261
2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	4,250	4,200
CK Hutchison International 17 II Ltd., 2.75%, 9/29/23 (g)	4,907	5,042
IHS Markit Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100 (a)	3,500	3,610
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	10,000	9,932
		64,631
Information Technology (0.5%):
Nokia Oyj, 3.38%, 6/12/22 (g)	3,244	3,290
Open Text Corp., 5.88%, 6/1/26, Callable 12/9/21 @ 102.94 (a)	3,100	3,205
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	7,290	7,418
		13,913
Materials (1.0%):
AngloGold Ashanti Holdings PLC, 5.13%, 8/1/22	4,186	4,315
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	5,000	5,101

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
POSCO
2.38%, 1/17/23 (a)	$11,174	$11,361
2.38%, 1/17/23	5,800	5,897
Syngenta Finance NV, 3.13%, 3/28/22	4,500	4,521
		31,195
Utilities (0.0%):(k)
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100 (g)	1,252	1,276
Total Yankee Dollars (Cost $300,658)		302,696

Municipal Bonds (10.2%)
Alabama (0.3%):
Auburn University Revenue, Series C, 0.82%, 6/1/24	2,760	2,756
City of Birmingham, GO, 0.86%, 3/1/24	1,585	1,586
The Water Works Board of The City of Birmingham Revenue
2.20%, 1/1/24	1,000	1,032
2.36%, 1/1/25	2,000	2,086
		7,460
Alaska (0.0%):(k)
University of Alaska Revenue
Series W, 1.70%, 10/1/22	900	909
Series W, 1.83%, 10/1/23	1,000	1,018
		1,927
Arizona (0.3%):
Arizona Board of Regents Certificate participation, 0.77%, 6/1/24	1,500	1,490
City of Flagstaff AZ Certificate participation, Series A, 0.97%, 5/1/23	1,000	1,005
City of Phoenix Civic Improvement Corp. Revenue
0.68%, 7/1/23	1,000	1,003
2.37%, 7/1/25	1,500	1,549
City of Tempe AZ Certificate participation, 0.62%, 7/1/24	2,500	2,475
		7,522
California (0.8%):
California Statewide Communities Development Authority Revenue
0.52%, 4/1/22	875	875
1.03%, 4/1/24	1,250	1,243
1.31%, 4/1/25	915	908
2.15%, 11/15/30, Continuously Callable @100	5,000	4,846
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	2,790	2,744
City of Riverside CA Revenue, Series A, 1.75%, 6/1/22	670	675
Golden State Tobacco Securitization Corp. Revenue
Series B, 0.50%, 6/1/22	1,000	1,001
Series B, 0.67%, 6/1/23	1,000	1,000
Series B, 0.99%, 6/1/24	1,000	999
Series B, 1.40%, 6/1/25	3,000	2,999
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	4,750	4,834
Sequoia Union High School District, GO, 1.74%, 7/1/25	1,250	1,283
		23,407
Colorado (0.6%):
City & County of Denver Co. Airport System Revenue
Series C, 0.88%, 11/15/23	1,850	1,857
Series C, 1.12%, 11/15/24	1,330	1,336
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,383
Colorado Health Facilities Authority Revenue
Series B, 2.24%, 11/1/22	530	538
Series B, 2.40%, 11/1/23	1,250	1,277
Series B, 2.50%, 11/1/24	1,250	1,285
Series B, 2.80%, 12/1/26	700	709

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Denver City & County Housing Authority Revenue
2.15%, 12/1/24	$3,850	$3,936
2.30%, 12/1/25	2,000	2,048
Park Creek Metropolitan District Revenue, Series B, 2.53%, 12/1/24	500	518
University of Colorado Revenue, Series A, 2.35%, 6/1/25	2,500	2,605
		18,492
District of Columbia (0.0%):(k)
District of Columbia Revenue
1.44%, 4/1/22	350	351
1.56%, 4/1/23	520	526
1.67%, 4/1/24	550	557
		1,434
Florida (0.5%):
City of Gainesville Florida Revenue
0.64%, 10/1/22	800	804
0.82%, 10/1/23	750	753
County of Lee Florida Water & Sewer Revenue, 2.01%, 10/1/24	1,360	1,405
Florida Development Finance Corp. Revenue
1.80%, 4/1/22	1,180	1,181
1.98%, 4/1/23	1,750	1,752
Hillsborough County IDA Revenue
2.01%, 8/1/24	5,000	5,034
2.16%, 8/1/25	2,910	2,927
		13,856
Georgia (0.4%):
Athens Housing Authority Revenue
2.13%, 12/1/24	1,850	1,908
2.32%, 12/1/25	3,215	3,331
Municipal Electric Authority of Georgia Revenue
Series B, 1.58%, 1/1/26	1,000	995
Series B, 1.89%, 1/1/27	2,650	2,649
		8,883
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue
Series A, 2.50%, 10/1/25	440	437
Series A, 2.70%, 10/1/26	610	605
Territory of Guam Revenue, Series E, 3.25%, 11/15/26	1,500	1,527
		2,569
Illinois (0.3%):
Chicago O'Hare International Airport Revenue
Series D, 0.96%, 1/1/23	835	840
Series D, 1.17%, 1/1/24	1,000	1,007
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series B, 1.71%, 12/1/22	1,000	1,011
Series B, 1.84%, 12/1/23	1,500	1,523
Illinois Finance Authority Revenue, 2.11%, 5/15/26	1,000	996
State of Illinois Sales Tax Revenue
Series B, 0.91%, 6/15/24	3,500	3,453
Series B, 1.25%, 6/15/25	2,500	2,458
		11,288
Indiana (0.3%):
Indiana Finance Authority Revenue
2.66%, 3/1/25	1,675	1,730
2.76%, 3/1/26	1,850	1,913
Series B, 1.67%, 11/15/22	300	299
Series B, 1.99%, 11/15/24	350	344
Series B, 2.45%, 11/15/25	360	354

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lake Central Multi-District School Building Corp. Revenue
0.67%, 1/15/23	$500	$498
0.72%, 7/15/23	1,500	1,488
0.85%, 1/15/24	1,275	1,261
		7,887
Kansas (0.0%):(k)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.13%, 9/1/24	1,000	1,006

Kentucky (0.0%):(k)
County of Warren Revenue, 1.07%, 4/1/26	1,385	1,344
Kentucky State Property & Building Commission Revenue, Series C, 2.76%, 5/1/22	250	253
		1,597
Louisiana (0.0%):(k)
Terrebonne Levee & Conservation District Revenue
Series A, 0.97%, 6/1/22	800	802
Series A, 1.13%, 6/1/23	1,200	1,206
		2,008
Maryland (1.0%):
County of Howard, GO
Series C, 1.22%, 8/15/22	960	968
Series C, 1.34%, 8/15/23	1,000	1,014
Maryland Economic Development Corp. Revenue, Series B, 3.30%, 6/1/22	3,795	3,816
Maryland Health & Higher Educational Facilities Authority Revenue
0.70%, 1/8/22	1,115	1,114
0.89%, 1/1/23	1,700	1,692
1.23%, 1/1/24	5,185	5,139
1.81%, 1/1/25	2,780	2,769
1.89%, 1/1/26	4,135	4,087
Maryland Stadium Authority Revenue
Series C, 1.13%, 5/1/23	1,535	1,545
Series C, 1.32%, 5/1/24	1,000	1,007
		23,151
Massachusetts (0.0%):(k)
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	470	481

Michigan (0.9%):
Clintondale Community Schools, GO, 2.84%, 5/1/22	4,000	4,048
Ecorse Public School District, GO
2.00%, 5/1/24	1,250	1,285
2.09%, 5/1/25	2,200	2,272
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 1.49%, 7/1/22	670	672
Michigan Finance Authority Revenue
2.21%, 12/1/23	1,565	1,614
2.31%, 12/1/24	895	930
2.37%, 9/1/49, (Put Date 9/1/23) (j)	5,944	6,084
Series A-1, 2.33%, 6/1/30	3,820	3,850
Michigan State Building Authority Revenue
Series II, 0.60%, 4/15/23	725	724
Series II, 0.65%, 10/15/23	1,500	1,494
Ypsilanti School District, GO, 2.02%, 5/1/25	575	574
		23,547
Minnesota (0.0%):(k)
Western Minnesota Municipal Power Agency Revenue
Series A, 2.28%, 1/1/25	1,000	1,037
Series A, 2.38%, 1/1/26	1,000	1,041
		2,078

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mississippi (0.2%):
Mississippi Development Bank Revenue
2.31%, 1/1/25	$2,235	$2,325
2.36%, 1/1/26	2,000	2,084
		4,409
Missouri (0.4%):
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Series B, 1.02%, 10/1/23	2,000	2,013
Series B, 1.22%, 10/1/24	1,250	1,257
Kansas City IDA Revenue, 1.30%, 3/1/24	3,000	3,023
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	2,640	2,632
University of Missouri Revenue, 1.47%, 11/1/23	2,000	2,031
		10,956
Nebraska (0.0%):(k)
Nebraska Cooperative Republican Platte Enhancement Project Revenue, Series B, 0.83%, 12/15/22	1,000	1,002
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	960	987
		1,989
New Jersey (0.4%):
Franklin Township Board of Education/Somerset County, GO, 0.65%, 2/1/24	655	651
New Jersey Economic Development Authority Revenue, Series NNN, 2.78%, 6/15/23	2,042	2,096
North Hudson Sewerage Authority Revenue
2.43%, 6/1/24	1,200	1,237
2.59%, 6/1/25	1,000	1,037
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/24	1,750	1,776
Series B, 2.20%, 11/1/25	3,515	3,564
Township of Weehawken, GO, 1.10%, 12/30/21	4,600	4,606
		14,967
New York (0.5%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25	1,505	1,497
County of Suffolk, GO, Series C, 0.90%, 6/15/22	1,000	1,002
Long Island Power Authority Revenue, Series C, 0.76%, 3/1/23, Continuously Callable @100	500	500
Madison County Capital Resource Corp. Revenue
2.23%, 7/1/24	1,200	1,246
2.39%, 7/1/25	2,670	2,794
2.52%, 7/1/26	3,050	3,213
New York State Dormitory Authority Revenue
Series B, 3.18%, 3/15/22	2,000	2,022
Series C, 0.89%, 3/15/25	2,000	1,984
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	1,032
		15,290
North Carolina (0.0%):(k)
City of Winston-Salem NC Revenue, Series B, 2.33%, 6/1/26	500	524
North Carolina Capital Facilities Finance Agency Revenue, Series B, 0.88%, 10/1/22	700	700
		1,224
Ohio (0.2%):
City of Cleveland Airport System Revenue
2.49%, 1/1/25	2,000	2,073
2.59%, 1/1/26	2,000	2,074
		4,147

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Oklahoma (0.0%):(k)
Oklahoma Turnpike Authority Revenue
Series B, 0.49%, 1/1/22	$750	$750
Series B, 0.63%, 1/1/23	560	562
		1,312
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue
Series B, 1.65%, 8/15/22	500	503
Series B, 1.73%, 8/15/23	1,400	1,412
Series B, 1.83%, 8/15/24	1,700	1,714
		3,629
Pennsylvania (1.0%):
City of Pittsburgh PA, GO, Series B, 0.84%, 9/1/24	1,715	1,704
County of Allegheny PA, GO, Series C, 0.69%, 11/1/23	2,200	2,201
County of Bucks PA, GO, 0.98%, 6/1/24	2,025	2,033
Montgomery County IDA Revenue
Series D, 2.45%, 11/15/23	1,250	1,242
Series D, 2.60%, 11/15/24	4,050	4,000
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(j)	2,805	2,847
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(j)	1,415	1,498
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
2.50%, 4/1/23	1,815	1,864
2.60%, 4/1/24	1,730	1,799
2.72%, 4/1/25	900	945
2.82%, 4/1/26	1,000	1,056
State Public School Building Authority Revenue, 2.75%, 4/1/25	1,500	1,567
		22,756
Rhode Island (0.1%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	2,065	2,171

South Dakota (0.1%):
Educational Enhancement Funding Corp. Revenue, 0.59%, 6/1/22	1,300	1,301
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.31%, 7/1/23	1,500	1,528
Series B, 2.38%, 7/1/24	1,350	1,381
		4,210
Texas (0.8%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.45%, 1/1/25	400	400
Series D, 1.65%, 1/1/24	500	494
Series D, 1.80%, 1/1/25	750	732
City of Houston Airport System Revenue
Series C, 0.88%, 7/1/22	1,780	1,786
Series C, 1.05%, 7/1/23	1,650	1,660
City of Houston, GO
2.77%, 3/1/22	1,240	1,250
2.98%, 3/1/23	1,900	1,966
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	5,200
Clear Creek Independent School District, GO
Series B, 5.00%, 2/15/24	2,250	2,441
Series B, 5.00%, 2/15/25	1,650	1,838
Dallas/Fort Worth International Airport Revenue
Series C, 1.04%, 11/1/23	500	503
Series C, 1.23%, 11/1/24	750	755
Denton Independent School District, GO, Series A, 0.85%, 8/15/24	1,000	977
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.47%, 5/15/25	1,000	1,043

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
San Antonio Education Facilities Corp. Revenue
1.74%, 4/1/25	$505	$497
1.99%, 4/1/26	860	843
2.19%, 4/1/27	525	514
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 0.92%, 9/1/22	655	657
Texas A&M University Revenue, Series A, 2.95%, 5/15/23	1,585	1,643
White Settlement Independent School District, GO (NBGA - Texas Permanent School Fund)
0.65%, 8/15/23	640	633
0.93%, 8/15/24	550	536
		26,368
Virginia (0.5%):
County of Arlington, GO, Series B, 0.64%, 8/1/24	3,000	2,988
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a)(j)	11,000	11,004
		13,992
West Virginia (0.3%):
Tobacco Settlement Finance Authority Revenue
0.95%, 6/1/22	3,500	3,509
Series A, 1.19%, 6/1/23	3,500	3,521
		7,030
Wisconsin (0.1%):
Public Finance Authority Revenue
Series S, 0.81%, 2/1/23	750	746
Series S, 1.14%, 2/1/24	1,445	1,432
Series S, 1.48%, 2/1/25	820	811
State of Wisconsin Revenue
Series A, 1.90%, 5/1/25	2,000	2,052
Series A, 2.10%, 5/1/26	1,000	1,031
		6,072
Total Municipal Bonds (Cost $295,907)		299,115

U.S. Government Agency Mortgages (0.4%)
Federal Home Loan Mortgage Corp.
Series K023, Class X1, 1.20%, 8/25/22 (c)(d)	62,431	486
2.00% (LIBOR12M+163bps), 4/1/35 (b)	185	190
		676
Federal National Mortgage Association
5.00%, 12/1/21 - 2/1/24	74	76
Series 2012-M8, Class X2, 0.71%, 5/25/22 (c)(d)	24,893	1
Series 2013-M1, Class X2, 0.55%, 8/25/22 (c)(d)	23,024	11
6.00%, 10/1/22 - 7/1/23	106	107
5.50%, 2/1/23 - 6/1/24	144	147
4.50%, 5/1/23 - 2/1/24	30	30
2.50%, 4/1/27 - 8/1/27	8,609	8,955
Series 2012-104, Class HC, 1.25%, 9/25/27	1,210	1,217
		10,544
		11,220
Total U.S. Government Agency Mortgages (Cost $10,457)		11,220

U.S. Treasury Obligations (1.6%)
U.S. Treasury Notes
0.13%, 7/31/23	20,000	19,896
0.13%, 8/31/23	10,000	9,943
0.38%, 7/15/24	5,000	4,956
0.38%, 8/15/24	13,000	12,880
Total U.S. Treasury Obligations (Cost $47,937)		47,675

Commercial Paper (1.7%)(m)
Crown Castle International Corp., 0.40%, 11/10/21 (a)	32,000	31,996
Enbridge Gas Distribution, Inc., 0.39%, 11/1/21 (a)	5,000	5,000
Energy Transfer Operating LP, 0.17%, 11/2/21 (a)	2,000	2,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
FMC Corp., 1.32%, 11/1/21 (a)	$9,900	$9,900
Jabil, Inc., 0.58%, 11/15/21 (a)	2,000	2,000
Total Commercial Paper (Cost $50,897)		50,896

Collateral for Securities Loaned^ (1.3%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (n)	39,243,610	39,244
Total Collateral for Securities Loaned (Cost $39,244)		39,244
Total Investments (Cost $2,943,873) — 101.2%		2,970,220
Liabilities in excess of other assets — (1.2)%		(34,220)
NET ASSETS - 100.00%		$2,936,000

At October 31, 2021, the Fund's investments in foreign securities were 11.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of October 31, 2021, the fair value of these securities was $1,472,746 (thousands) and amounted to 50.2% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2021.
(d)	Security is interest only.
(e)	All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.
(f)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(g)	All or a portion of this security is on loan.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Put Bond.
(k)	Amount represents less than 0.05% of net assets.
(l)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(m)	Rate represents the effective yield at October 31, 2021.
(n)	Rate disclosed is the daily yield on October 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of October 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2021.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures	100	12/31/21	$12,357,273	$12,175,000	$(182,273)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(182,273)
	Total net unrealized appreciation (depreciation)				$(182,273)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (85.4%)
Communication Services (2.0%):
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	71,994	$1,407
Cinemark Holdings, Inc. (a)(b)	87,700	1,649
Genius Sports Ltd. (a)	33,024	612
Gray Television, Inc. (a)	185,971	4,359
Iridium Communications, Inc. (a)	31,500	1,277
Lions Gate Entertainment Corp. Class B (a)	98,200	1,112
Madison Square Garden Sports Corp. (a)	6,790	1,287
Magnite, Inc. (a)	319,848	8,646
Meredith Corp. (a)	10,821	630
Motorsport Games, Inc. Class A (a)	18,671	220
TechTarget, Inc. (a)	44,698	4,216
TEGNA, Inc.	81,054	1,593
The Marcus Corp. (a)(b)	58,200	1,081
World Wrestling Entertainment, Inc. Class A	30,530	1,865
		29,954
Consumer Discretionary (8.8%):
2U, Inc. (a)	45,436	1,342
Abercrombie & Fitch Co. (a)	39,236	1,551
Academy Sports & Outdoors, Inc. (a)	44,268	1,894
Adtalem Global Education, Inc. (a)	29,800	1,101
American Axle & Manufacturing Holdings, Inc. (a)	114,000	1,035
Asbury Automotive Group, Inc. (a)	10,106	1,978
Big Lots, Inc.	32,113	1,421
Bloomin' Brands, Inc. (a)	73,200	1,583
Bright Horizons Family Solutions, Inc. (a)	8,027	1,332
Brinker International, Inc. (a)	24,500	1,028
Brunswick Corp. (a)	28,791	2,681
Burlington Stores, Inc. (a)	5,524	1,526
Callaway Golf Co. (a)(b)	258,262	6,985
Carter's, Inc. (a)	28,820	2,839
Cavco Industries, Inc. (a)	21,817	5,244
Century Communities, Inc. (a)	28,065	1,882
Chegg, Inc. (a)	20,545	1,222
Cricut, Inc. Class A (a)(b)	64,385	1,824
Dana, Inc. (a)	143,580	3,186
Dine Brands Global, Inc. (a)	12,160	1,028
F45 Training Holdings, Inc. (a)(b)	79,155	1,087
First Watch Restaurant Group, Inc. (a)	14,663	316
Five Below, Inc. (a)	10,837	2,138
Fox Factory Holding Corp. (a)	20,175	3,248
Gentherm, Inc. (a)	16,805	1,237
Green Brick Partners, Inc. (a)	128,807	3,355
Group 1 Automotive, Inc. (a)	20,883	3,755
Guess?, Inc.	62,456	1,293
Installed Building Products, Inc.	35,745	4,542
Jack in the Box, Inc.	17,800	1,761
KB Home	27,369	1,099
Legacy Housing Corp. (a)	50,525	897
Levi Strauss & Co. Class A	71,378	1,869
Life Time Group Holdings, Inc. (a)(b)	23,761	412
Lithia Motors, Inc. Class A (a)	9,799	3,128
Macy's, Inc.	94,955	2,514
MarineMax, Inc. (a)	37,054	1,919
Marriott Vacations Worldwide Corp.	12,300	1,934
Meritage Homes Corp. (a)	30,520	3,318
Motorcar Parts of America, Inc. (a)	80,078	1,515

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Movado Group, Inc.	61,532	$2,049
Murphy USA, Inc. (a)	6,276	1,023
Nautilus, Inc. (a)(b)	45,871	469
Nordstrom, Inc. (a)(b)	55,004	1,580
Overstock.com, Inc. (a)(b)	26,552	2,529
Patrick Industries, Inc. (a)	12,698	989
Polaris, Inc. (a)	14,606	1,679
Porch Group, Inc. (a)(b)	171,849	3,614
Portillo's, Inc. Class A (a)(b)	25,860	983
Red Robin Gourmet Burgers, Inc. (a)	99,036	1,967
Signet Jewelers Ltd.	11,389	1,016
Skyline Champion Corp. (a)	50,078	3,171
Sonos, Inc. (a)	28,027	914
Steven Madden Ltd. (a)	116,816	5,269
Stoneridge, Inc. (a)	43,350	823
Taylor Morrison Home Corp. (a)	96,282	2,939
ThredUp, Inc. Class A (a)(b)	167,344	3,621
Torrid Holdings, Inc. (a)(b)	94,994	1,429
Tri Pointe Homes, Inc. (a)	191,890	4,642
Udemy, Inc. (a)	923	25
Victoria's Secret & Co. (a)	25,556	1,290
Visteon Corp. (a)	13,000	1,471
Winnebago Industries, Inc.	8,415	570
Wolverine World Wide, Inc. (a)	91,503	3,035
		131,116
Consumer Staples (1.8%):
Albertsons Cos., Inc. Class A (b)	47,151	1,459
Coty, Inc. Class A (a)	220,293	1,868
Darling Ingredients, Inc. (a)	8,650	731
Edgewell Personal Care Co.	48,607	1,701
Herbalife Nutrition Ltd. (a)	50,670	2,351
Hostess Brands, Inc. (a)	122,276	2,312
Performance Food Group Co. (a)	88,850	4,018
Sovos Brands, Inc. (a)	118,583	1,917
The Beauty Health Co. (a)	15,049	413
The Chefs' Warehouse, Inc. (a)(b)	105,332	3,674
The Simply Good Foods Co. (a)	44,925	1,781
The Vita Coco Co., Inc. (a)	70,323	949
TreeHouse Foods, Inc. (a)	20,663	747
Universal Corp. (a)	38,699	1,819
		25,740
Energy (3.9%):
Antero Resources Corp. (a)	184,904	3,674
Cactus, Inc. Class A (a)	61,176	2,661
California Resources Corp. (a)	62,490	2,883
Chesapeake Energy Corp. (a)	39,725	2,532
Clean Energy Fuels Corp. (a)(b)	446,403	4,116
CNX Resources Corp. (a)	65,279	954
Comstock Resources, Inc. (a)	68,340	675
CONSOL Energy, Inc. (a)	38,999	1,073
Delek U.S. Holdings, Inc. (a)	4	—	(c)
Expro Group Holdings NV (a)	121,082	2,077
Green Plains, Inc. (a)	70,719	2,684
Magnolia Oil & Gas Corp. Class A	282,610	5,900
National Energy Services Reunited Corp. (a)	66,200	775
Ovintiv, Inc.	98,816	3,708
PDC Energy, Inc.	109,830	5,745
Renewable Energy Group, Inc. (a)	90,710	5,804

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RPC, Inc. (a)	1,090,087	$5,875
Talos Energy, Inc. (a)	188,948	2,451
Whiting Petroleum Corp. (a)	47,565	3,098
World Fuel Services Corp.	44,375	1,355
		58,040
Financials (12.8%):
1st Source Corp. (a)	7,898	381
Aldel Financial, Inc. Class A (a)	70,750	714
Alleghany Corp. (a)	2,350	1,531
American Business Bank (a)	18,762	787
American Equity Investment Life Holding Co. (a)	12,146	387
Ameris Bancorp	67,125	3,517
Apollo Commercial Real Estate Finance, Inc.	75,734	1,147
Artisan Partners Asset Management, Inc. Class A	25,700	1,273
Associated Bancorp (a)	48,650	1,084
Assured Guaranty Ltd.	24,700	1,373
B Riley Financial, Inc.	11,168	800
Banc of California, Inc.	89,000	1,809
Banner Corp.	84,288	4,868
Blackstone Mortgage Trust, Inc. Class A	103,344	3,400
Brighthouse Financial, Inc. (a)	26,400	1,326
Cathay General Bancorp (a)	70,857	2,989
CNO Financial Group, Inc.	144,643	3,492
Colony Bankcorp, Inc.	25,372	477
Columbia Banking System, Inc.	28,100	959
Customers Bancorp, Inc.	42,632	2,272
Eagle Bancorp, Inc. (a)	12,229	692
Eastern Bankshares, Inc.	127,450	2,647
Employers Holdings, Inc. (a)	59,892	2,312
Enova International, Inc. (a)	36,377	1,180
Essent Group Ltd.	31,210	1,498
FB Financial Corp.	46,300	2,099
Federated Hermes, Inc. (a)	129,021	4,298
First BanCorp/Puerto Rico (a)	354,018	4,832
First Bancorp/Southern Pines NC	24,450	1,184
First Busey Corp.	252,010	6,425
First Merchants Corp. (a)	52,960	2,202
Flushing Financial Corp.	16,678	401
Genworth Financial, Inc. (a)	194,972	801
Globe Life, Inc.	20,520	1,827
Hancock Whitney Corp. (a)	95,729	4,736
Heritage Financial Corp.	33,584	834
Home BancShares, Inc. (a)	380,180	9,034
Hope Bancorp, Inc.	167,783	2,448
Horace Mann Educators Corp.	29,519	1,157
International Bancshares Corp.	52,612	2,231
Investors Bancorp, Inc.	127,000	1,943
James River Group Holdings Ltd.	210,330	6,720
Kinsale Capital Group, Inc.	39,376	7,368
Ladder Capital Corp.	110,500	1,326
LendingTree, Inc. (a)	22,900	3,697
MGIC Investment Corp. (a)	130,100	2,102
Morningstar, Inc.	7,086	2,244
Mr. Cooper Group, Inc. (a)	34,707	1,522
NMI Holdings, Inc. Class A (a)	84,273	2,046
OceanFirst Financial Corp. (a)	27,893	618
OFG Bancorp	13,064	338
Pacific Premier Bancorp, Inc.	26,070	1,095
PacWest Bancorp (a)	62,000	2,943

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Palomar Holdings, Inc. (a)	27,508	$2,516
PCSB Financial Corp.	16,660	318
Pennymac Mortgage Investment Trust	74,339	1,498
Pinnacle Financial Partners, Inc.	16,940	1,636
Piper Sandler Cos. (a)	8,065	1,328
Primerica, Inc.	18,352	3,088
ProAssurance Corp.	48,683	1,115
Radian Group, Inc. (a)	142,364	3,398
Renasant Corp.	60,876	2,277
RLI Corp. (a)	12,306	1,333
Selectquote, Inc. (a)	70,986	943
Silvercrest Asset Management Group, Inc. Class A (a)	128,048	2,049
SLM Corp.	59,312	1,088
Solar Capital Ltd.	34	1
SouthState Corp. (a)	51,154	3,994
Starwood Property Trust, Inc.	52,341	1,333
StepStone Group, Inc. Class A	50,042	2,351
Stifel Financial Corp. (a)	148,822	10,845
Synovus Financial Corp.	119,104	5,549
Texas Capital Bancshares, Inc. (a)	123,231	7,468
The Bank of NT Butterfield & Son Ltd.	23,950	860
Tradeweb Markets, Inc. Class A	27,760	2,473
Trustmark Corp. (a)	64,221	2,043
UMB Financial Corp. (a)	17,270	1,707
United Community Banks, Inc.	74,150	2,583
Veritex Holdings, Inc. (a)	56,500	2,314
Washington Federal, Inc. (a)	45,941	1,624
Wintrust Financial Corp.	22,491	1,990
		191,108
Health Care (15.1%):
23andMe Holding Co. Class A (a)(b)	93,245	1,081
4D Molecular Therapeutics, Inc. (a)	7,190	173
Acceleron Pharma, Inc. (a)	5,650	984
Adaptive Biotechnologies Corp. (a)	11,363	380
Aerie Pharmaceuticals, Inc. (a)(b)	254,615	2,707
Affimed NV (a)	195,173	1,327
Akero Therapeutics, Inc. (a)(b)	15,105	325
Alkermes PLC (a)	61,767	1,871
Alpha Teknova, Inc. (a)	24,239	557
American Well Corp. Class A (a)	179,570	1,616
Annexon, Inc. (a)	6,494	106
Arcturus Therapeutics Holdings, Inc. (a)	8,700	391
Arcus Biosciences, Inc. (a)	37,500	1,254
Arena Pharmaceuticals, Inc. (a)	15,595	895
Arrowhead Pharmaceuticals, Inc. (a)	20,641	1,317
Atreca, Inc. Class A (a)	17,265	89
AtriCure, Inc. (a)	11,682	877
Aurinia Pharmaceuticals, Inc. (a)(b)	91,631	3,031
Avidity Biosciences, Inc. (a)	13,438	302
Beam Therapeutics, Inc. (a)	17,114	1,519
Berkeley Lights, Inc. (a)	15,523	361
Bicycle Therapeutics PLC, ADR (a)	42,832	2,203
BioAtla, Inc. (a)	7,188	210
BioCryst Pharmaceuticals, Inc. (a)	145,339	2,170
BioLife Solutions, Inc. (a)	41,028	2,180
BioMarin Pharmaceutical, Inc. (a)	3,022	239
Biomerica, Inc. (a)(b)	157,164	721
Blueprint Medicines Corp. (a)	4,580	515
Bolt Biotherapeutics, Inc. (a)(b)	7,556	99

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Brookdale Senior Living, Inc. (a)	223,568	$1,453
C4 Therapeutics, Inc. (a)	2,683	119
Cabaletta Bio, Inc. (a)	37,361	511
Cardiovascular Systems, Inc. (a)	21,675	760
Castle Biosciences, Inc. (a)	110,324	6,879
Cerus Corp. (a)	221,674	1,463
Codiak Biosciences, Inc. (a)	67,024	966
Collegium Pharmaceutical, Inc. (a)	17,510	344
CONMED Corp.	20,879	3,054
Corcept Therapeutics, Inc. (a)	47,487	855
CorVel Corp. (a)	20,904	3,830
Covetrus, Inc. (a)	63,276	1,278
CRISPR Therapeutics AG (a)	7,250	662
CryoPort, Inc. (a)	23,610	1,925
Cymabay Therapeutics, Inc. (a)	35,245	137
CytoSorbents Corp. (a)	208,246	1,227
Deciphera Pharmaceuticals, Inc. (a)	7,451	249
DermTech, Inc. (a)(b)	42,200	1,154
Dicerna Pharmaceuticals, Inc. (a)	24,007	500
Dynavax Technologies Corp. (a)	68,730	1,373
Editas Medicine, Inc. (a)(b)	7,657	281
Enanta Pharmaceuticals, Inc. (a)	8,487	729
Evolent Health, Inc. Class A (a)	240,406	7,036
Fate Therapeutics, Inc. (a)	33,395	1,797
Flexion Therapeutics, Inc. (a)	70,507	652
Fusion Pharmaceuticals, Inc. (a)	48,781	342
Gamida Cell Ltd. (a)	91,944	367
Generation Bio Co. (a)	12,725	267
Genetron Holdings Ltd., ADR (a)	58,954	812
Globus Medical, Inc. (a)	22,145	1,709
Guardant Health, Inc. (a)	11,005	1,285
Halozyme Therapeutics, Inc. (a)	106,424	4,052
Health Catalyst, Inc. (a)	74,613	3,928
HealthEquity, Inc. (a)	38,887	2,574
Heska Corp. (a)(b)	7,100	1,587
Horizon Therapeutics PLC (a)	10,602	1,271
iCAD, Inc. (a)	168,184	1,774
ICU Medical, Inc. (a)	6,202	1,452
IGM Biosciences, Inc. (a)(b)	8,642	405
Immunocore Holdings PLC, ADR (a)	7,559	291
ImmunoGen, Inc. (a)	205,353	1,238
Inmode Ltd. (a)	29,376	2,783
Insmed, Inc. (a)	63,596	1,917
Instil Bio, Inc. (a)	11,316	231
Insulet Corp. (a)	5,726	1,775
Integer Holdings Corp. (a)	31,118	2,801
Intellia Therapeutics, Inc. (a)	28,848	3,836
Iovance Biotherapeutics, Inc. (a)	26,824	652
Kezar Life Sciences, Inc. (a)	47,150	377
Kiniksa Pharmaceuticals Ltd. Class A (a)	128,489	1,335
LHC Group, Inc. (a)	8,212	1,105
Ligand Pharmaceuticals, Inc. (a)	20,028	2,923
Maravai LifeSciences Holdings, Inc. Class A (a)	11,954	506
Medpace Holdings, Inc. (a)	28,396	6,432
Merit Medical Systems, Inc. (a)	38,958	2,621
Mesa Laboratories, Inc. (b)	4,187	1,280
ModivCare, Inc. (a)	21,108	3,436
NanoString Technologies, Inc. (a)	35,971	1,737
Natera, Inc. (a)	44,738	5,126
Neogen Corp. (a)	81,888	3,464

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NeoGenomics, Inc. (a)	93,323	$4,293
Neurocrine Biosciences, Inc. (a)	3,608	380
Neuronetics, Inc. (a)	12,557	65
NexImmune, Inc. (a)	7,547	86
Nupathe, Inc. (a)(d)(e)	133,709	—
Nurix Therapeutics, Inc. (a)	6,494	217
NuVasive, Inc. (a)	27,635	1,475
Olink Holding AB, ADR (a)(b)	55,739	1,793
Omnicell, Inc. (a)	13,925	2,481
OPKO Health, Inc. (a)	139,487	529
Organogenesis Holdings, Inc. (a)	280,311	3,078
ORIC Pharmaceuticals, Inc. (a)	40,496	593
OrthoPediatrics Corp. (a)	53,577	3,813
Outset Medical, Inc. (a)	1,949	104
Oyster Point Pharma, Inc. (a)(b)	4,470	53
Pacific Biosciences of California, Inc. (a)	78,592	2,081
Pacira BioSciences, Inc. (a)	32,655	1,707
Patterson Cos., Inc.	56,355	1,762
PMV Pharmaceuticals, Inc. (a)	3,016	71
PolyPid Ltd. (a)	89,277	635
Prothena Corp. PLC (a)	18,030	998
Pulmonx Corp. (a)	20,456	796
Pulse Biosciences, Inc. (a)	58,698	1,238
Quanterix Corp. (a)	93,511	4,733
RadNet, Inc. (a)	35,356	1,099
Reata Pharmaceuticals, Inc. Class A (a)	7,856	754
Recursion Pharmaceuticals, Inc. Class A (a)(b)	2,302	44
Renalytix PLC, ADR (a)(b)	33,989	845
Revance Therapeutics, Inc. (a)	56,936	783
Schrodinger, Inc. (a)	2,357	129
Select Medical Holdings Corp.	51,800	1,721
SI-BONE, Inc. (a)	107,307	2,420
Silk Road Medical, Inc. (a)	80,464	4,725
Singular Genomics Systems, Inc. (a)(b)	52,143	722
STAAR Surgical Co. (a)	40,726	4,825
Stoke Therapeutics, Inc. (a)	16,230	371
Supernus Pharmaceuticals, Inc. (a)	60,504	1,806
Sutro Biopharma, Inc. (a)	26,559	535
TCR2 Therapeutics, Inc. (a)	72,604	457
Tenet Healthcare Corp. (a)	55,062	3,945
Terns Pharmaceuticals, Inc. (a)	1,886	18
TG Therapeutics, Inc. (a)	25,382	792
The Ensign Group, Inc.	62,881	4,905
The Joint Corp. (a)	16,088	1,407
Tivity Health, Inc. (a)	76,920	1,925
Veracyte, Inc. (a)	227,038	10,870
Vericel Corp. (a)	160,471	7,385
Xencor, Inc. (a)	21,962	869
Xenon Pharmaceuticals, Inc. (a)	46,583	1,451
Zai Lab Ltd., ADR (a)	8,188	855
		225,064
Industrials (14.6%):
AAR Corp. (a)	53,933	1,908
ABM Industries, Inc.	42,579	1,874
Acacia Research Corp. (a)	160,398	919
Alta Equipment Group, Inc. (a)	90,086	1,300
Altra Industrial Motion Corp.	112,047	5,843
Ameresco, Inc. Class A (a)	10,784	886
American Woodmark Corp. (a)	9,580	659

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Apogee Enterprises, Inc.	19,193	$805
ArcBest Corp.	32,308	2,903
Array Technologies, Inc. (a)	439,430	9,381
ASGN, Inc. (a)	36,177	4,329
Atkore, Inc. (a)	38,035	3,595
Atlas Air Worldwide Holdings, Inc. (a)	9,246	750
Avis Budget Group, Inc. (a)	15,350	2,660
Axon Enterprise, Inc. (a)	19,745	3,553
AZZ, Inc.	26,710	1,419
Beacon Roofing Supply, Inc. (a)	40,925	2,163
Brady Corp. Class A (a)	26,929	1,403
BWX Technologies, Inc.	11,353	644
Casella Waste Systems, Inc. (a)	83,458	7,238
Chart Industries, Inc. (a)	37,307	6,623
Clean Harbors, Inc. (a)	17,050	1,919
Columbus McKinnon Corp. (a)	114,923	5,433
Construction Partners, Inc. Class A (a)	20,136	717
Crane Co. (a)	17,620	1,820
Deluxe Corp. (a)	16,437	586
Douglas Dynamics, Inc.	23,954	1,013
EMCOR Group, Inc.	51,913	6,307
EnerSys	6,447	516
Enovix Corp. (a)(b)	45,257	1,195
EnPro Industries, Inc.	17,300	1,551
ESCO Technologies, Inc. (a)	5,990	507
Exponent, Inc.	38,020	4,365
Finning International, Inc. (a)	41,850	1,239
Forward Air Corp. (a)	30,313	3,048
Gibraltar Industries, Inc. (a)	63,445	4,133
GMS, Inc. (a)	46,006	2,279
GrafTech International Ltd. (a)	203,050	2,173
Granite Construction, Inc.	39,545	1,468
H&E Equipment Services, Inc. (a)	26,590	1,199
Hexcel Corp. (a)	60,580	3,437
Hub Group, Inc. Class A (a)	24,680	1,939
Hudson Technologies, Inc. (a)	119,432	423
Hydrofarm Holdings Group, Inc. (a)(b)	19,938	657
Hyster-Yale Materials Handling, Inc. (a)	56,726	2,725
Kaman Corp. (a)	17,709	634
Kirby Corp. (a)	21,548	1,129
Korn Ferry	27,097	2,092
Kornit Digital Ltd. (a)	93,979	15,721
Kratos Defense & Security Solutions, Inc. (a)	70,351	1,505
Landstar System, Inc. (a)	27,283	4,797
Luxfer Holdings PLC	87,290	1,755
ManpowerGroup, Inc.	15,372	1,486
Matthews International Corp. Class A (a)	48,939	1,682
McGrath RentCorp	27,108	1,955
Meritor, Inc. (a)	171,255	4,168
MillerKnoll, Inc. (a)	18,279	711
MRC Global, Inc. (a)	153,166	1,271
Mueller Industries, Inc. (a)	24,294	1,279
nVent Electric PLC	44,800	1,588
Owens Corning, Inc.	17,697	1,653
PGT Innovations, Inc. (a)	58,258	1,244
Primoris Services Corp.	100,815	2,717
Proto Labs, Inc. (a)	16,821	1,006
RBC Bearings, Inc. (a)	26,945	6,304
Regal Rexnord Corp. (a)	13,514	2,059
Rush Enterprises, Inc. Class A (a)	48,334	2,517

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ryder System, Inc. (a)	19,000	$1,614
Saia, Inc. (a)	5,547	1,734
Shoals Technologies Group, Inc. Class A (a)	68,890	2,135
SkyWest, Inc. (a)	83,269	3,583
Steelcase, Inc. Class A	98,430	1,171
Terex Corp. (a)	26,900	1,205
The AZEK Co., Inc. (a)	28,306	1,039
The Greenbrier Cos., Inc. (a)	27,997	1,148
Titan Machinery, Inc. (a)	31,767	903
TPI Composites, Inc. (a)	56,991	1,917
Triton International Ltd.	22,372	1,391
Triumph Group, Inc. (a)	84,600	1,730
TuSimple Holdings, Inc. Class A (a)	767	30
UFP Industries, Inc.	40,357	3,302
UniFirst Corp. (a)	12,042	2,384
Univar Solutions, Inc. (a)	77,599	1,985
Vicor Corp. (a)	16,711	2,533
Wabash National Corp. (a)	129,299	2,008
Werner Enterprises, Inc. (a)	31,465	1,426
WESCO International, Inc. (a)	19,463	2,522
WillScot Mobile Mini Holdings Corp. (a)	256,489	8,913
Zurn Water Solutions Corp.	60,613	2,199
		217,649
Information Technology (18.4%):
908 Devices, Inc. (a)	137,589	4,526
ACV Auctions, Inc. Class A (a)	3,772	73
Advanced Energy Industries, Inc. (a)	59,772	5,488
Airgain, Inc. (a)	147,802	1,660
Akoustis Technologies, Inc. (a)(b)	240,555	1,809
Allegro MicroSystems, Inc. (a)	86,904	2,899
Alteryx, Inc. Class A (a)	4,687	343
Ambarella, Inc. (a)	39,725	7,383
Amkor Technology, Inc. (a)	33,220	728
Arteris, Inc. (a)	77,733	1,737
Avaya Holdings Corp. (a)	131,309	2,445
AXT, Inc. (a)	225,946	1,846
Belden, Inc. (a)	53,996	3,251
Benchmark Electronics, Inc.	51,667	1,204
Blackline, Inc. (a)	5,798	736
BM Technologies, Inc. (a)(b)	7,293	65
Brooks Automation, Inc. (a)	72,993	8,500
C3.ai, Inc. Class A (a)(b)	9,103	411
Canadian Solar, Inc. (a)(b)	33,733	1,402
CEVA, Inc. (a)	84,812	3,868
Ciena Corp. (a)	68,112	3,698
Cloudflare, Inc. Class A (a)	5,897	1,148
CMC Materials, Inc.	10,500	1,348
Cognyte Software Ltd. (a)	130,720	2,602
Cohu, Inc. (a)	21,713	696
CommScope Holding Co., Inc. (a)	109,532	1,173
Conduent, Inc. (a)	189,882	1,282
Couchbase, Inc. (a)	3,958	160
CS Disco, Inc. (a)	44,941	2,577
CyberArk Software Ltd. (a)	7,550	1,360
Diebold Nixdorf, Inc. (a)	116,740	1,051
Digital Turbine, Inc. (a)	172,759	14,867
Diodes, Inc. (a)	56,957	5,473
Domo, Inc. Class B (a)	13,853	1,224
DoubleVerify Holdings, Inc. (a)(b)	3,839	152

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dropbox, Inc. Class A (a)	18,394	$561
Ebix, Inc. (a)	13,675	449
Elastic NV (a)	15,037	2,609
Endava PLC, ADR (a)	10,256	1,625
Enphase Energy, Inc. (a)	27,739	6,425
ePlus, Inc. (a)	54,684	6,046
Euronet Worldwide, Inc. (a)	51,486	5,776
Everbridge, Inc. (a)	500	80
EVERTEC, Inc.	109,959	4,971
ExlService Holdings, Inc. (a)	31,818	3,902
Flex Ltd. (a)	48,184	814
Flywire Corp. (a)(b)	11,640	552
ForgeRock, Inc. Class A (a)	3,953	117
FormFactor, Inc. (a)	100,312	3,990
Freshworks, Inc. Class A (a)	39,982	2,009
Globant SA (a)	10,369	3,310
Harmonic, Inc. (a)	140,595	1,275
Infinera Corp. (a)	143,303	1,088
Insight Enterprises, Inc. (a)	40,625	3,847
Intapp, Inc. (a)(b)	792	21
InterDigital, Inc.	12,649	847
J2 Global, Inc. (a)	24,402	3,130
Kulicke & Soffa Industries, Inc. (a)	72,630	4,140
Limelight Networks, Inc. (a)	696,172	2,075
LivePerson, Inc. (a)	22,433	1,156
Mitek Systems, Inc. (a)	155,781	2,934
Monday.com Ltd. (a)(b)	396	147
Monolithic Power Systems, Inc.	3,210	1,687
Napco Security Technologies, Inc. (a)	75,367	3,615
NCR Corp. (a)	67,860	2,683
NeoPhotonics Corp. (a)	223,131	2,258
NetScout Systems, Inc. (a)	70,817	1,916
New Relic, Inc. (a)	27,273	2,213
Nutanix, Inc. Class A (a)	71,984	2,470
ON Semiconductor Corp. (a)	57,813	2,779
OneSpan, Inc. (a)	70,080	1,431
Onto Innovation, Inc. (a)	34,338	2,720
OSI Systems, Inc. (a)	27,727	2,582
PagerDuty, Inc. (a)	19,827	828
Perficient, Inc. (a)	97,610	12,064
Ping Identity Holding Corp. (a)	37,443	1,061
Plexus Corp. (a)	14,131	1,234
Power Integrations, Inc. (a)	24,156	2,493
Powerfleet, Inc. (a)	107,839	746
PROS Holdings, Inc. (a)	56,560	1,697
PTC, Inc. (a)	17,394	2,215
Pure Storage, Inc. Class A (a)	145,733	3,915
Qualys, Inc. (a)	18,189	2,264
Radware Ltd. (a)	80,714	2,860
Rapid7, Inc. (a)	48,765	6,278
Rogers Corp. (a)	27,146	5,460
Sanmina Corp. (a)	39,118	1,477
Sapiens International Corp. NV	33,630	1,175
ShotSpotter, Inc. (a)	17,584	684
Sierra Wireless, Inc. (a)	28,140	471
Silicon Laboratories, Inc. (a)	13,136	2,480
Silicon Motion Technology Corp., ADR	13,513	965
SiTime Corp. (a)	4,806	1,273
Smartsheet, Inc. Class A (a)	31,890	2,201
Sprinklr, Inc. Class A (a)(b)	31,469	607

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sprout Social, Inc. Class A (a)	17,736	$2,265
SPS Commerce, Inc. (a)	11,547	1,764
Stratasys, Ltd. (a)	9,115	287
Synaptics, Inc. (a)	3,735	727
TaskUS, Inc. Class A (a)	7,919	459
Telos Corp. (a)	17,294	448
Varonis Systems, Inc. (a)	44,176	2,860
Veeco Instruments, Inc. (a)	73,750	1,791
Verint Systems, Inc. (a)	105,228	4,903
Veritone, Inc. (a)(b)	35,550	1,063
Verra Mobility Corp. (a)	103,230	1,536
Vishay Intertechnology, Inc. (a)	143,942	2,767
Vizio Holding Corp. Class A (a)(b)	22,633	465
Vonage Holdings Corp. (a)	359,799	5,800
Western Digital Corp. (a)	15,741	823
Wix.com Ltd. (a)	1,033	192
WNS Holdings Ltd., ADR (a)	62,321	5,535
Workiva, Inc. (a)	13,815	2,066
Yext, Inc. (a)	51,994	655
Zeta Global Holdings Corp. Class A (a)(b)	259,627	2,144
Zix Corp. (a)	311,784	2,641
		275,074
Materials (2.9%):
Allegheny Technologies, Inc. (a)	47,103	758
Arconic Corp. (a)	41,010	1,207
Avient Corp.	51,400	2,769
Commercial Metals Co.	39,979	1,287
Constellium SE (a)	60,890	1,121
Eagle Materials, Inc.	51,958	7,709
Franco-Nevada Corp. (a)	11,543	1,649
Graphic Packaging Holding Co. (a)	162,180	3,232
Materion Corp. (a)	28,138	2,031
Minerals Technologies, Inc. (a)	17,888	1,269
Neo Performance Materials, Inc.	48,017	740
Olin Corp. (a)	40,710	2,320
Schnitzer Steel Industries, Inc. (a)	42,658	2,294
Schweitzer-Mauduit International, Inc. (a)	32,830	1,144
Stepan Co. (a)	18,826	2,259
Summit Materials, Inc. Class A (a)	166,847	5,948
Trinseo PLC	47,103	2,641
Tronox Holdings PLC Class A	88,170	2,056
Warrior Met Coal, Inc.	40,094	961
Worthington Industries, Inc. (a)	18,017	979
		44,374
Real Estate (3.8%):
Alexander & Baldwin, Inc.	64,300	1,577
American Assets Trust, Inc.	30,105	1,139
Broadstone Net Lease, Inc.	58,805	1,564
CareTrust REIT, Inc.	70,750	1,468
DiamondRock Hospitality Co. (a)	203,615	1,841
DigitalBridge Group, Inc. (a)	53,331	357
Easterly Government Properties, Inc.	79,416	1,670
Essential Properties Realty Trust, Inc.	66,152	1,971
FirstService Corp.	9,699	1,939
Four Corners Property Trust, Inc.	59,200	1,717
Global Medical REIT, Inc.	72,385	1,200
Hudson Pacific Properties, Inc.	57,247	1,474
Industrial Logistics Properties Trust	46,222	1,298

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Innovative Industrial Properties, Inc.	4,403	$1,158
Jones Lang LaSalle, Inc. (a)	8,460	2,184
Kennedy-Wilson Holdings, Inc. (a)	69,300	1,550
Lexington Realty Trust	251,907	3,671
Mack-Cali Realty Corp. (a)	94,036	1,711
National Health Investors, Inc.	8,258	444
Newmark Group, Inc. Class A	68,583	1,021
Physicians Realty Trust	75,600	1,437
Piedmont Office Realty Trust, Inc. Class A	78,029	1,386
PotlatchDeltic Corp.	9,545	499
Retail Opportunity Investments Corp.	37,702	670
Rexford Industrial Realty, Inc.	16,283	1,094
Sabra Health Care REIT, Inc.	222,335	3,146
SITE Centers Corp.	147,700	2,347
Spirit Realty Capital, Inc.	31,000	1,517
STAG Industrial, Inc.	69,332	3,019
Summit Hotel Properties, Inc. (a)	202,777	2,027
Sunstone Hotel Investors, Inc. (a)	286,102	3,530
The Macerich Co. (b)	169,326	3,063
UMH Properties, Inc.	71,107	1,702
Urban Edge Properties	40,555	711
		57,102
Utilities (1.3%):
ALLETE, Inc. (a)	27,036	1,664
Avista Corp.	35,204	1,401
Black Hills Corp. (a)	45,240	3,003
NorthWestern Corp. (a)	81,202	4,618
ONE Gas, Inc.	24,564	1,653
Portland General Electric Co. (a)	83,157	4,100
South Jersey Industries, Inc. (b)	58,850	1,339
Spire, Inc.	30,500	1,915
		19,693
Total Common Stocks (Cost $953,591)		1,274,914

Exchange-Traded Funds (12.6%)
iShares Russell 2000 ETF (b)	400,556	91,347
iShares Russell 2000 Growth ETF	99,997	30,741
iShares Russell 2000 Value ETF	392,670	65,332
Total Exchange-Traded Funds (Cost $186,491)		187,420

Collateral for Securities Loaned^ (2.7%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (f)	4,028,386	4,028
HSBC U.S. Government Money Market Fund I Shares, 0.03% (f)	36,581,934	36,582
Total Collateral for Securities Loaned (Cost $40,610)		40,610
Total Investments (Cost $1,180,692) — 100.7%		1,502,944
Liabilities in excess of other assets — (0.7)%		(9,984)
NET ASSETS - 100.00%		$1,492,960

At October 31, 2021, the Fund's investments in foreign securities were 6.3% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1 thousand.

(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2021, illiquid securities were 0.0% of net assets.
(e)	Security was fair valued based using significant unobservable inputs as of October 31, 2021.
(f)	Rate disclosed is the daily yield on October 31, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Value Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (5.7%):
Alphabet, Inc. Class A (a)	6,467	$19,149
AT&T, Inc.	233,667	5,902
Comcast Corp. Class A	127,427	6,553
DISH Network Corp. Class A (a)	71,143	2,922
Electronic Arts, Inc.	27,098	3,800
Meta Platforms, Inc. Class A (a)	40,500	13,104
Omnicom Group, Inc.	49,276	3,355
Verizon Communications, Inc.	137,885	7,307
ViacomCBS, Inc. Class B	56,264	2,038
		64,130
Consumer Discretionary (6.9%):
Best Buy Co., Inc.	41,310	5,049
Dick's Sporting Goods, Inc. (b)	29,840	3,706
eBay, Inc.	45,589	3,498
Ford Motor Co.	236,580	4,041
General Motors Co. (a)	197,262	10,737
Gentex Corp.	59,489	2,105
Las Vegas Sands Corp. (a)	72,100	2,798
Lennar Corp. Class A	33,255	3,324
LKQ Corp.	210,907	11,617
O'Reilly Automotive, Inc. (a)	3,599	2,240
Polaris, Inc.	23,771	2,732
PulteGroup, Inc.	64,297	3,091
Target Corp.	45,224	11,741
The Home Depot, Inc.	5,387	2,003
Tractor Supply Co.	13,349	2,899
Ulta Beauty, Inc. (a)	4,660	1,712
Yum! Brands, Inc.	29,389	3,672
		76,965
Consumer Staples (7.7%):
Altria Group, Inc.	114,654	5,057
Colgate-Palmolive Co.	45,469	3,464
General Mills, Inc.	59,989	3,707
Herbalife Nutrition Ltd. (a)	46,316	2,149
Keurig Dr Pepper, Inc.	498,792	18,001
Lamb Weston Holdings, Inc.	90,900	5,131
Mondelez International, Inc. Class A	244,600	14,858
Nu Skin Enterprises, Inc. Class A	34,892	1,401
Philip Morris International, Inc.	56,024	5,297
Pilgrim's Pride Corp. (a)	63,533	1,789
The Hershey Co.	14,456	2,535
The Kroger Co.	102,404	4,098
The Procter & Gamble Co.	56,716	8,110
Tyson Foods, Inc. Class A	38,695	3,094
Walmart, Inc.	50,868	7,601
		86,292
Energy (5.3%):
Chevron Corp.	67,990	7,784
ConocoPhillips	77,780	5,794
Coterra Energy, Inc.	117,711	2,510
Enterprise Products Partners LP	398,724	9,043
EOG Resources, Inc.	44,619	4,125
Exxon Mobil Corp.	92,023	5,933
Hess Corp.	88,000	7,266
Pioneer Natural Resources Co.	41,400	7,741

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Valero Energy Corp.	87,800	$6,790
		56,986
Financials (20.5%):
Aflac, Inc.	107,253	5,756
American Financial Group, Inc.	19,112	2,600
Ameriprise Financial, Inc.	17,636	5,328
Bank of America Corp.	200,700	9,589
Berkshire Hathaway, Inc. Class B (a)	25,081	7,198
Capital One Financial Corp.	28,886	4,363
Cboe Global Markets, Inc.	77,700	10,252
Citigroup, Inc.	186,957	12,930
Comerica, Inc.	244,000	20,761
Discover Financial Services	29,938	3,393
Everest Re Group Ltd.	7,556	1,976
Fifth Third Bancorp	116,859	5,087
First Horizon Corp.	98,972	1,680
Interactive Brokers Group, Inc.	101,900	7,220
JPMorgan Chase & Co.	102,942	17,489
KeyCorp	808,633	18,817
LPL Financial Holdings, Inc.	26,466	4,341
M&T Bank Corp.	20,626	3,034
MetLife, Inc.	49,857	3,131
MGIC Investment Corp.	252,208	4,076
OneMain Holdings, Inc.	45,937	2,426
Primerica, Inc.	14,948	2,515
Principal Financial Group, Inc.	55,164	3,701
Regions Financial Corp.	239,560	5,673
S&P Global, Inc.	7,821	3,708
SVB Financial Group (a)	3,632	2,606
Synchrony Financial	78,157	3,630
The Allstate Corp.	43,030	5,322
The Goldman Sachs Group, Inc.	4,517	1,867
U.S. Bancorp	272,900	16,475
Voya Financial, Inc.	107,000	7,466
Wells Fargo & Co.	111,908	5,725
Willis Towers Watson PLC	59,700	14,465
		224,600
Health Care (17.4%):
AbbVie, Inc.	114,494	13,129
Amgen, Inc.	17,027	3,524
Anthem, Inc.	8,431	3,669
Biogen, Inc. (a)	11,869	3,165
Bristol-Myers Squibb Co.	69,001	4,030
Cerner Corp.	46,508	3,455
Cigna Corp.	70,256	15,007
CVS Health Corp.	41,645	3,718
Gilead Sciences, Inc.	53,807	3,491
HCA Healthcare, Inc.	10,783	2,701
Hologic, Inc. (a)	53,153	3,897
Humana, Inc.	45,196	20,932
IDEXX Laboratories, Inc. (a)	4,728	3,150
Jazz Pharmaceuticals PLC (a)	15,430	2,053
Johnson & Johnson	124,623	20,298
Laboratory Corp. of America Holdings (a)	11,503	3,302
McKesson Corp.	14,804	3,077
Medtronic PLC	143,059	17,146
Merck & Co., Inc.	109,471	9,639
Pfizer, Inc.	144,287	6,311
Quest Diagnostics, Inc.	71,197	10,450

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	6,039	$3,865
Thermo Fisher Scientific, Inc.	4,446	2,815
UnitedHealth Group, Inc.	47,792	22,007
Universal Health Services, Inc. Class B	15,010	1,863
Zoetis, Inc.	17,863	3,862
		190,556
Industrials (11.3%):
3M Co.	28,021	5,007
CACI International, Inc. Class A (a)	11,986	3,448
Caterpillar, Inc.	9,055	1,847
Cintas Corp.	8,270	3,582
Cummins, Inc.	23,655	5,673
Eaton Corp. PLC	42,411	6,987
Emerson Electric Co.	57,538	5,582
Fastenal Co.	65,909	3,762
Graco, Inc.	27,727	2,085
GrafTech International Ltd.	75,927	812
Honeywell International, Inc.	14,175	3,099
Huntington Ingalls Industries, Inc.	13,706	2,779
Johnson Controls International PLC	86,500	6,347
L3Harris Technologies, Inc.	21,800	5,026
Leidos Holdings, Inc.	82,209	8,219
ManpowerGroup, Inc.	22,005	2,127
Masco Corp.	90,242	5,915
MSC Industrial Direct Co., Inc.	36,528	3,071
Otis Worldwide Corp.	39,784	3,195
PACCAR, Inc.	57,600	5,162
Parker-Hannifin Corp.	21,000	6,229
Raytheon Technologies Corp.	70,067	6,226
Robert Half International, Inc.	39,647	4,483
Sensata Technologies Holding PLC (a)	128,900	7,102
Union Pacific Corp.	52,620	12,702
United Parcel Service, Inc. Class B	14,991	3,200
W.W. Grainger, Inc.	5,382	2,492
		126,159
Information Technology (10.2%):
Amdocs Ltd.	35,062	2,729
Broadcom, Inc.	8,537	4,539
CDW Corp.	18,637	3,478
Cisco Systems, Inc.	175,688	9,833
Citrix Systems, Inc.	24,666	2,337
Dell Technologies, Inc. Class C (a)	27,908	3,070
Euronet Worldwide, Inc. (a)	91,800	10,299
Fidelity National Information Services, Inc.	134,000	14,840
FleetCor Technologies, Inc. (a)	43,600	10,787
Fortinet, Inc. (a)	13,404	4,508
HP, Inc.	152,786	4,634
Intel Corp.	143,611	7,037
International Business Machines Corp.	25,111	3,141
Lumentum Holdings, Inc. (a)	37,987	3,137
Micron Technology, Inc.	48,229	3,333
NetApp, Inc.	32,164	2,872
Oracle Corp.	36,896	3,540
Qorvo, Inc. (a)	17,198	2,893
Skyworks Solutions, Inc.	14,194	2,372
Texas Instruments, Inc.	25,653	4,809
The Western Union Co.	161,772	2,947
Ubiquiti, Inc.	5,577	1,704
Vontier Corp.	55,738	1,886

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	October 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. (a)	4,731	$2,526
		113,251
Materials (4.1%):
Celanese Corp.	17,567	2,837
Dow, Inc.	40,321	2,257
Eastman Chemical Co.	23,300	2,424
Ferroglobe PLC (c)(d)	545,600	—
Freeport-McMoRan, Inc.	182,700	6,892
International Paper Co.	59,905	2,975
Louisiana-Pacific Corp.	53,594	3,159
LyondellBasell Industries NV Class A	40,264	3,737
Nucor Corp.	20,735	2,315
PPG Industries, Inc.	11,740	1,885
Reliance Steel & Aluminum Co.	23,558	3,443
Sealed Air Corp.	239,729	14,221
Sylvamo Corp. (a)	5,445	153
		46,298
Real Estate (4.1%):
Alexandria Real Estate Equities, Inc.	13,419	2,739
AvalonBay Communities, Inc.	11,824	2,799
Brixmor Property Group, Inc.	153,140	3,590
Gaming and Leisure Properties, Inc.	56,185	2,724
Healthpeak Properties, Inc.	77,404	2,749
Host Hotels & Resorts, Inc. (a)	783,500	13,186
Prologis, Inc.	54,387	7,884
Realty Income Corp.	36,593	2,614
Ventas, Inc.	54,737	2,921
VICI Properties, Inc. (b)	104,875	3,078
		44,284
Utilities (5.3%):
Evergy, Inc.	43,728	2,788
Exelon Corp.	381,941	20,316
FirstEnergy Corp.	146,660	5,651
NRG Energy, Inc.	80,833	3,224
PPL Corp.	132,334	3,811
The AES Corp.	170,957	4,296
UGI Corp.	85,277	3,702
Vistra Corp.	804,086	15,752
		59,540
Total Common Stocks (Cost $867,433)		1,089,061

Collateral for Securities Loaned^ (0.3%)
HSBC US Government Money Market Fund, I Shares, 0.03% (e)	3,865,282	3,865
Total Collateral for Securities Loaned (Cost $3,865)		3,865
Total Investments (Cost $871,298) — 98.8%		1,092,926
Other assets in excess of liabilities — 1.2%		13,593
NET ASSETS - 100.00%		$1,106,519

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2021, illiquid securities were 0.0% of net assets.
(d)	Security was fair valued based using significant unobservable inputs as of October 31, 2021.
(e)	Rate disclosed is the daily yield on October 31, 2021.

LP—Limited Partnership
PLC—Public Limited Company